SCHWABFUNDS-R-

SCHWAB EQUITY
INDEX FUNDS

/ / SCHWAB S&P 500 FUND
/ / SCHWAB 1000 FUND-R-
/ / SCHWAB SMALL-CAP
    INDEX FUND-R-
/ / SCHWAB INTERNATIONAL
    INDEX FUND-R-

Semiannual Report
April 30, 1998

SCHWAB EQUITY INDEX FUNDS

We are pleased to bring you this semiannual report for the Schwab Equity Index Funds (the Funds) for the six-month period ended April 30, 1998. This report includes the following four Funds and all classes--Investor Shares, e.Shares-TM-and Select Shares-TM-:

        Schwab S&P 500 Fund
        Schwab 1000 Fund-Registered Trademark-
        Schwab Small-Cap Index Fund-Registered Trademark-
        Schwab International Index Fund-Registered Trademark-

As covered in their respective sections of this report, the Funds all achieved their primary objectives of tracking or matching the price and dividend performance of their benchmark indices during the reporting period. In addition, the Funds also succeeded in maintaining the tax efficiencies and low costs designed to help maximize long-term performance results.

FUND LISTINGS

The Funds are listed in THE WALL STREET JOURNAL, USA TODAY, INVESTOR'S BUSINESS DAILY and most local newspapers as follows under the heading
SCHWABFUNDS-REGISTERED TRADEMARK-:

NEWSPAPER LISTING   SYMBOL
S&P e               SWPEX
S&P Inv             SWPIX
S&P Sel             SWPPX
1000 Inv R          SNXFX
1000 Sel            SNXSX
SmCp Inv            SWSMX
Sm Cp Sel           SWSSX
Intl Sel r          SWINX
Intl Inv            SWISX

CONTENTS

------------------------------------------------
A Message from the Chairman                    1
------------------------------------------------
What Every Investor Should Know                2
------------------------------------------------
Market Overview                                4
------------------------------------------------
Schwab S&P 500 Fund                            8
------------------------------------------------
Schwab 1000 Fund                              14
------------------------------------------------
Schwab Small-Cap Index Fund                   21
------------------------------------------------
Schwab International Index Fund               28
------------------------------------------------
Statement of Net Assets                       35
------------------------------------------------
Financial Statements                          74
------------------------------------------------
Notes to Financial Statements                 86
------------------------------------------------

A MESSAGE FROM THE CHAIRMAN

Dear Shareholder,

The U.S. stock market rallied strongly over most of the six-month period ended April 30, 1998. So did many European markets. Despite investors' concerns about Asia's financial crisis last autumn, economic conditions continued to provide a solid underpinning for U.S. business activity. Once again, blue chips led the rally, though many smaller-cap stocks posted very solid gains in absolute terms. You'll find more insight about the overall market beginning on page 4.

    [PHOTO]
                  As pleased as we are with the performance of our Funds during this period, we want to be realistic. Over most of this century, for example, the U.S. stock market has returned an average of 11% to 12% PER YEAR, not per quarter. We encourage investors to keep that in mind should the market revert to its historical pattern of more-moderate performance.

Our philosophy has always been that REGULAR INVESTING, regardless of short-term market trends, is the best strategy over the long term. By investing in one of our SchwabFunds-Registered Trademark-, you've already taken an important step in building a portfolio that can help you meet your future goals. On the following pages, we outline several ways to help ensure that you reach those goals by establishing--or maintaining--an ongoing investment program.

NEW INVESTMENT OPPORTUNITIES TO CONSIDER
We are proud to introduce a new addition to our family of Funds: THE SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO. (SCHWAB MARKETTRACK PORTFOLIOS-TM- is the new name of Schwab's Asset Director-Registered Trademark- Funds.) This Portfolio, which targets 100% equity investing, can provide you with diversified exposure to three different areas of the stock market: U.S. large-company, U.S. small-company and international stocks. We also offer three other MarketTrack
Portfolios: Growth, Balanced and Conservative. Each invests a different proportion of its assets in bonds and cash in addition to stocks.

For additional information and a free prospectus on the Schwab MarketTrack Portfolios or any of our SchwabFunds, please call us toll free at 1-800-435-4000. Each prospectus contains more-complete information on our Funds, including their fees and expenses; please read the prospectus carefully before you invest.

The support of investors like you has helped Charles Schwab Investment Management, Inc. (CSIM) become one of the largest and fastest-growing mutual fund families in the nation. CSIM now manages more than $63 billion in assets on behalf of more than 3.3 million SchwabFunds shareholders. We offer a full spectrum of 34 mutual funds for investors with varying financial situations and goals.

Once again, thank you for your investment in SchwabFunds. We continue to do everything we can to warrant the trust you have placed in us.

Sincerely,

/s/ Charles R. Schwab

Charles R. Schwab
April 30, 1998

WHAT EVERY INVESTOR SHOULD KNOW

WHY ASSET ALLOCATION MATTERS

As most investors know, one of the most compelling reasons to invest in a mutual fund is diversification. By allocating your assets across many different securities, a fund helps reduce the risk that you might otherwise encounter by owning just a few stocks or bonds.

Don't forget, however, that diversification across your portfolio can be just as important as diversification within one of the mutual funds you own. As you probably know, stocks have historically offered much higher returns over the long term than bonds, cash or other asset classes, but those returns have come at the price of higher volatility. To help mitigate some of that risk, many investors often include at least some bonds and cash in their portfolios. They also diversify their equity exposure across different market segments-- such as U.S. large-cap, U.S. small-cap and international, which have tended to move with less than perfect correlation over time. In short, allocating assets across market segments may help reduce your overall portfolio risk.

REGULAR-INVESTING STRATEGIES

Another way to help dampen the effects of short-term market volatility is to invest the same amount of money on a regular basis. With this investment strategy, known as DOLLAR-COST AVERAGING, you automatically buy more shares when stock or bond prices are low and fewer when they're high.

A hypothetical example can help illustrate this concept. Let's say you invest $400 on a monthly basis in a single mutual fund, as shown in the illustration below. Because of fluctuating prices, your per-share purchase price varies monthly. A simple average of your five purchase prices would yield $8.20 per share; however, your AVERAGE COST BASIS (your total investment divided by the number of shares actually purchased) would be significantly lower--by more than $0.50 per share. The net result in this example is that your average cost per share is reduced and you'd have purchased more shares than you would have had you paid the average share price over the five-month period.

                                                    No. of
                           Fixed                    Shares
                        Investment   Share Price   Purchased
-------------------------------------------------------------
Month 1                       $400          $10           40
-------------------------------------------------------------
Month 2                       $400           $8           50
-------------------------------------------------------------
Month 3                       $400           $5           80
-------------------------------------------------------------
Month 4                       $400           $8           50
-------------------------------------------------------------
Month 5                       $400          $10           40
-------------------------------------------------------------
Totals:                     $2,000          $41          260

AVERAGE SHARE PRICE ($41  DIVIDED BY 5 periods):       $8.20
YOUR AVERAGE COST BASIS
  ($2,000  DIVIDED BY 260 shares):                     $7.69
PER-SHARE ADVANTAGE:                                   $0.51

This example is for illustrative purposes only and is not intended to predict or guarantee the performance of any particular fund available through Schwab.

(Of course, in this example, hindsight shows you that your best move would have been to invest your entire $2,000 in Month 3 when the share price was at a low of $5--but it's unlikely that you would have been able to predict that.)

 THE SCHWAB APPROACH TO INVESTING

    - START WITH THE BASICS FOR LONG-TERM INVESTING.

    - GET STARTED NOW!

    - KNOW YOURSELF.

    - INVEST IN THE STOCK MARKET FOR GROWTH.

    - TAKE A LONG-TERM VIEW.

    - BUILD A DIVERSIFIED PORTFOLIO.

    - CONSIDER BONDS AND CASH FOR DIVERSIFICATION AND INCOME.

    - MINIMIZE YOUR EXPENSES.

    - STAY ON TRACK.

    - BECOME A LIFELONG INVESTOR.

In addition to reducing your per-share costs over time, dollar-cost averaging provides you another benefit: the discipline of investing regularly. You're more likely to maintain a regular investment plan if it's automatic; not only do you not have to even think about it, but you minimize any propensity to skip an investment in favor of some other expenditure. To encourage this discipline, Schwab offers you two convenient, no-cost ways to begin or maintain a program of regular investing:

Schwab's AUTOMATIC INVESTMENT PLAN (AIP) allows you to automatically purchase--on a regular basis-- additional shares in mutual funds that you already own. For amounts as little as $100 per month, you can use the cash or sweep shares of your existing Schwab Money Fund,(1) or you can enroll in Schwab's free MoneyLink Transfer Service-Registered Trademark- to automatically transfer money to your Schwab account.

With MONEYLINK TRANSFER SERVICE, you can arrange to regularly and automatically transfer $50 or more from your bank account, payroll or government check into your Schwab account. It's a great way to build your investment over time.(2)

Please be aware that these programs--and dollar-cost averaging in general--do not ensure a profit or protect against a loss, and investors should know that markets fall as well as rise. Over the long term, however, dollar-cost averaging may help to smooth out volatility caused by short-term market trends. For more information about these programs, please call us at 1-800-435-4000.

WE MAKE IT EASY TO INVEST

We try to make it easy and convenient for you to invest in our SchwabFunds-Registered Trademark-. In addition to our automated methods, you can also invest in person at any of our nationwide branches, through our Web site at WWW.SCHWAB.COM and through our automated touch-tone telephone service, TELEBROKER-REGISTERED TRADEMARK-, by calling 1-800-272-4922.

(1)Includes uninvested cash and margin cash available. If sufficient cash is not available, your automatic purchases will not be made.

(2)The terms of your specific Schwab account will dictate when your Schwab MoneyLink transfers are swept into a money market fund and begin earning money market dividend income.

 KEEPING YOU INFORMED

 One of our top priorities at Charles Schwab is to keep you informed about your investments and potential opportunities in the marketplace. A wealth of information about our investment philosophy and Funds, as well as the market and economic environment, can be found at our Web site:
 WWW.SCHWAB.COM/SCHWABFUNDS

MARKET OVERVIEW

U.S. GROWTH RATE

U.S. GROSS DOMESTIC PRODUCT (GDP) grew at a strong real rate of 3.8% in 1997 and 4.2% in the first quarter of 1998--well in excess of the Federal Reserve's estimated noninflationary growth rate of 2.0% to 2.75%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            REAL GDP GROWTH RATE
  QUARTERLY PERCENTAGE CHANGE (ANNUALIZED
                   RATE)

Q1 1990                                           3.90%
Q2 1990                                           1.20%
Q3 1990                                          -1.90%
Q4 1990                                          -4.00%
Q1 1991                                          -2.10%
Q2 1991                                           1.80%
Q3 1991                                           1.00%
Q4 1991                                           1.00%
Q1 1992                                           4.70%
Q2 1992                                           2.50%
Q3 1992                                           3.00%
Q4 1992                                           4.30%
Q1 1993                                           0.10%
Q2 1993                                           2.00%
Q3 1993                                           2.10%
Q4 1993                                           5.30%
Q1 1994                                           3.00%
Q2 1994                                           4.70%
Q3 1994                                           1.80%
Q4 1994                                           3.60%
Q1 1995                                           0.90%
Q2 1995                                           0.30%
Q3 1995                                           3.00%
Q4 1995                                           2.20%
Q1 1996                                           1.80%
Q2 1996                                           6.00%
Q3 1996                                           1.00%
Q4 1996                                           4.30%
Q1 1997                                           4.90%
Q2 1997                                           3.30%
Q3 1997                                           3.10%
Q4 1997                                           3.70%
Q1 1998                                           4.20%
SOURCE: BLOOMBERG L.P.

At the time of this writing, THE U.S. ECONOMY APPEARS POISED FOR CONTINUED GROWTH, further extending the current economic expansion that began in 1991. Many economists expect Asia's economic problems to reduce 1998 U.S. GDP growth by only a relatively minor 0.25 to 1.0 percentage point.

PRIOR TO THE FOURTH-QUARTER ONSET OF THE "ASIAN FLU," the U.S. economy's strength and tight labor markets led investors to speculate about whether wage and price inflation were accelerating. Some investors also believed that the Federal Reserve was on the verge of raising interest rates to head off a potential acceleration in both wage and price inflation. As Federal Reserve Chairman Alan Greenspan said in his February congressional testimony, "The key question going forward is whether the restraint building from the turmoil in Asia will be sufficient to check inflationary tendencies that might otherwise result from the strength of domestic spending and tightening labor markets." At the moment, many economists believe that Federal Reserve policy-makers are now more inclined to raise interest rates than they have been in the past, but are refraining from doing so because inflation remains tame and Asia's continuing problems may dampen both global and domestic growth.

UNEMPLOYMENT

JOB GROWTH IN THE UNITED STATES HAS REMAINED ROBUST. In fact, the U.S. unemployment rate reached 4.3% in April--the lowest level in 28 years.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  U.S. UNEMPLOYMENT RATE

Jan-90                           5.40%
Feb-90                           5.30%
Mar-90                           5.20%
Apr-90                           5.40%
May-90                           5.40%
Jun-90                           5.20%
Jul-90                           5.50%
Aug-90                           5.70%
Sep-90                           5.90%
Oct-90                           5.90%
Nov-90                           6.20%
Dec-90                           6.30%
Jan-91                           6.40%
Feb-91                           6.60%
Mar-91                           6.80%
Apr-91                           6.70%
May-91                           6.90%
Jun-91                           6.90%
Jul-91                           6.80%
Aug-91                           6.90%
Sep-91                           6.90%
Oct-91                           7.00%
Nov-91                           7.00%
Dec-91                           7.30%
Jan-92                           7.30%
Feb-92                           7.40%
Mar-92                           7.40%
Apr-92                           7.40%
May-92                           7.60%
Jun-92                           7.80%
Jul-92                           7.70%
Aug-92                           7.60%
Sep-92                           7.60%
Oct-92                           7.30%
Nov-92                           7.40%
Dec-92                           7.40%
Jan-93                           7.30%
Feb-93                           7.10%
Mar-93                           7.00%
Apr-93                           7.10%
May-93                           7.10%
Jun-93                           7.00%
Jul-93                           6.90%
Aug-93                           6.80%
Sep-93                           6.70%
Oct-93                           6.80%
Nov-93                           6.60%
Dec-93                           6.50%
Jan-94                           6.60%
Feb-94                           6.60%
Mar-94                           6.50%
Apr-94                           6.40%
May-94                           6.00%
Jun-94                           6.10%
Jul-94                           6.10%
Aug-94                           6.10%
Sep-94                           5.90%
Oct-94                           5.80%
Nov-94                           5.60%
Dec-94                           5.40%
Jan-95                           5.60%
Feb-95                           5.40%
Mar-95                           5.40%
Apr-95                           5.70%
May-95                           5.60%
Jun-95                           5.60%
Jul-95                           5.70%
Aug-95                           5.70%
Sep-95                           5.70%
Oct-95                           5.60%
Nov-95                           5.60%
Dec-95                           5.60%
Jan-96                           5.70%
Feb-96                           5.50%
Mar-96                           5.50%
Apr-96                           5.50%
May-96                           5.50%
Jun-96                           5.30%
Jul-96                           5.50%
Aug-96                           5.20%
Sep-96                           5.20%
Oct-96                           5.30%
Nov-96                           5.40%
Dec-96                           5.30%
Jan-97                           5.30%
Feb-97                           5.30%
Mar-97                           5.20%
Apr-97                           5.00%
May-97                           4.80%
Jun-97                           5.00%
Jul-97                           4.90%
Aug-97                           4.90%
Sep-97                           4.90%
Oct-97                           4.80%
Nov-97                           4.60%
Dec-97                           4.70%
Jan-98                           4.70%
Feb-98                           4.60%
Mar-98                           4.70%
Apr-98                           4.30%
SOURCE: BLOOMBERG L.P.

ALTHOUGH INFLATION HAS BEEN WELL CONTAINED, the combination of a tight labor market (as evidenced by low unemployment rates) and strong economic growth typically leads to inflationary pressures on wages and, ultimately, prices. In this environment, productivity growth becomes particularly important.

Strong productivity gains, such as those achieved in 1997, allow manufacturers and other businesses to limit price increases in the face of rising wages, without sacrificing profit margins.

INFLATION

BOTH THE EMPLOYMENT COST INDEX (ECI) AND CONSUMER PRICE INDEX (CPI) REMAINED IN CHECK throughout 1997 and the first quarter of 1998, reflecting continued low inflation.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   MEASURES OF INFLATION
                              MONTHLY CONSUMER     QUARTERLY EMPLOYMENT
                                 PRICE INDEX            COST INDEX
Jan-90                                      5.2%                    5.3%
Feb-90                                      5.3%                    5.3%
Mar-90                                      5.2%                    5.3%
Apr-90                                      4.7%                    5.4%
May-90                                      4.4%                    5.4%
Jun-90                                      4.7%                    5.4%
Jul-90                                      4.8%                    5.1%
Aug-90                                      5.6%                    5.1%
Sep-90                                      6.2%                    5.1%
Oct-90                                      6.3%                    4.8%
Nov-90                                      6.3%                    4.8%
Dec-90                                      6.1%                    4.8%
Jan-91                                      5.7%                    4.6%
Feb-91                                      5.3%                    4.6%
Mar-91                                      4.9%                    4.6%
Apr-91                                      4.9%                    4.5%
May-91                                      5.0%                    4.5%
Jun-91                                      4.7%                    4.5%
Jul-91                                      4.4%                    4.3%
Aug-91                                      3.8%                    4.3%
Sep-91                                      3.4%                    4.3%
Oct-91                                      2.9%                    4.2%
Nov-91                                      3.0%                    4.2%
Dec-91                                      3.1%                    4.2%
Jan-92                                      2.6%                    4.1%
Feb-92                                      2.8%                    4.1%
Mar-92                                      3.2%                    4.1%
Apr-92                                      3.2%                    3.5%
May-92                                      3.0%                    3.5%
Jun-92                                      3.1%                    3.5%
Jul-92                                      3.2%                    3.4%
Aug-92                                      3.1%                    3.4%
Sep-92                                      3.0%                    3.4%
Oct-92                                      3.2%                    3.5%
Nov-92                                      3.0%                    3.5%
Dec-92                                      2.9%                    3.5%
Jan-93                                      3.3%                    3.4%
Feb-93                                      3.2%                    3.4%
Mar-93                                      3.1%                    3.4%
Apr-93                                      3.2%                    3.6%
May-93                                      3.2%                    3.6%
Jun-93                                      3.0%                    3.6%
Jul-93                                      2.8%                    3.6%
Aug-93                                      2.8%                    3.6%
Sep-93                                      2.7%                    3.6%
Oct-93                                      2.8%                    3.4%
Nov-93                                      2.7%                    3.4%
Dec-93                                      2.7%                    3.4%
Jan-94                                      2.5%                    3.2%
Feb-94                                      2.5%                    3.2%
Mar-94                                      2.5%                    3.2%
Apr-94                                      2.4%                    3.1%
May-94                                      2.3%                    3.1%
Jun-94                                      2.5%                    3.1%
Jul-94                                      2.8%                    3.1%
Aug-94                                      2.9%                    3.1%
Sep-94                                      3.0%                    3.1%
Oct-94                                      2.6%                    3.0%
Nov-94                                      2.7%                    3.0%
Dec-94                                      2.7%                    3.0%
Jan-95                                      2.8%                    3.0%
Feb-95                                      2.9%                    3.0%
Mar-95                                      2.9%                    3.0%
Apr-95                                      3.1%                    3.0%
May-95                                      3.2%                    3.0%
Jun-95                                      3.0%                    3.0%
Jul-95                                      2.8%                    2.8%
Aug-95                                      2.6%                    2.8%
Sep-95                                      2.5%                    2.8%
Oct-95                                      2.8%                    2.8%
Nov-95                                      2.6%                    2.8%
Dec-95                                      2.5%                    2.8%
Jan-96                                      2.7%                    2.9%
Feb-96                                      2.7%                    2.9%
Mar-96                                      2.8%                    2.9%
Apr-96                                      2.9%                    2.9%
May-96                                      2.9%                    2.9%
Jun-96                                      2.8%                    2.9%
Jul-96                                      3.0%                    2.9%
Aug-96                                      2.9%                    2.9%
Sep-96                                      3.0%                    2.9%
Oct-96                                      3.0%                    3.0%
Nov-96                                      3.3%                    3.0%
Dec-96                                      3.3%                    3.0%
Jan-97                                      3.0%                    2.8%
Feb-97                                      3.0%                    2.8%
Mar-97                                      2.8%                    2.8%
Apr-97                                      2.5%                    2.8%
May-97                                      2.2%                    2.8%
Jun-97                                      2.3%                    2.8%
Jul-97                                      2.2%                    3.0%
Aug-97                                      2.2%                    3.0%
Sep-97                                      2.2%                    3.0%
Oct-97                                      2.1%                    3.2%
Nov-97                                      1.8%                    3.2%
Dec-97                                      1.7%                    3.2%
Jan-98                                      1.6%                    3.3%
Feb-98                                      1.4%                    3.3%
Mar-98                                      1.4%                    3.3%
Apr-98                                      1.4%
SOURCE: BLOOMBERG L.P.

THE CPI ROSE just 1.4% over the year ended April 1998--the lowest rate of increase since 1986. Its core rate (which excludes the more volatile food and energy components) rose 2.1%--the lowest rate of increase since 1965. Investors were somewhat more concerned about the ECI, and its wages and salaries component in particular. That segment of the ECI increased 3.7% during the year ended April 1998.

EVEN THOUGH CURRENT LEVELS OF INFLATION ARE VERY LOW, Federal Reserve policy-makers have indicated that they believe the risk of inflation is increasing, and they are poised to act preemptively by raising interest rates if they believe that is necessary. The Federal Reserve did raise interest rates in March 1997, increasing the federal funds rate by 0.25 percentage point to 5.5%. By the end of April, many economists believed that Federal Reserve policy-makers were once again inclined to raise interest rates, but there was a lack of consensus about when the Federal Reserve would raise interest rates, if in fact it would, and by how much.

TOTAL-RETURN PERFORMANCE

MOST U.S. STOCKS posted strong total returns from November 1, 1997, through April 30, 1998. Large-caps continued to outperform small-caps, as reflected in the 22.5% return of the S&P 500-Registered Trademark- Index versus the 13.4% return of the Schwab Small-Cap Index-Registered Trademark- over the period. Amazingly, the S&P 500 Index posted its thirteenth consecutive quarterly gain during the first quarter of 1998 and posted an incredible return of 41% for the 12-month period ended April 1998.

INTERNATIONAL STOCKS, as represented by the Schwab International
Index-Registered Trademark-, gained 15.2% over the six-month period, primarily on the strength of European markets.

FIXED-INCOME RETURNS were more in line with long-term expectations during the reporting period. Bond returns, as represented by the Lehman Brothers Aggregate Bond Index, were 3.6% over the six-month reporting period.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TOTAL-RETURN PERFORMANCE
 VALUE OF A HYPOTHETICAL
      $1 INVESTMENT
                                        SCHWAB       SCHWAB       LEHMAN BROTHERS
                            S&P 500   SMALL CAP   INTERNATIONAL      AGGREGATE
                           INDEX-R-    INDEX-R-     INDEX-R-        BOND INDEX
Oct-97                       $ 1.000     $ 1.000        $ 1.000            $ 1.000
Nov-97                       $ 1.046     $ 0.991        $ 0.996            $ 1.005
Dec-97                       $ 1.064     $ 1.012        $ 1.010            $ 1.015
Jan-98                       $ 1.076     $ 0.996        $ 1.051            $ 1.028
Feb-98                       $ 1.154     $ 1.078        $ 1.115            $ 1.027
Mar-98                       $ 1.213     $ 1.127        $ 1.144            $ 1.030
Apr-98                       $ 1.225     $ 1.134        $ 1.151            $ 1.036

TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The indices are intended to represent the returns of specific market sectors during the funds' six-month reporting period and do not reflect the performance of any fund. Indices are unmanaged and, unlike a fund, do not reflect the payment of advisory fees and other expenses associated with an investment in a fund. Investors cannot invest in an index directly.

S&P 500 PRICE/EARNINGS RATIO

THE PRICE/EARNINGS RATIO for the S&P 500 Index reached its highest value ever during the reporting period: It stood at 26.5 at the close of the reporting period, well above its 30-year average of 14.8. The price/earnings ratio, also known as a multiple, is the price of a stock divided by its earnings per share and generally indicates how much investors are willing to pay for a company's earning potential.

Based on other traditional market valuation measures such as the price-to-book value ratio or dividend yield, the U.S. stock market, as measured by the S&P 500 Index, also reached historic highs during the reporting period.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  S&P 500 INDEX PRICE/EARNINGS
              RATIO

Jan-90                                 14.37
Feb-90                                 14.21
Mar-90                                 14.77
Apr-90                                 14.82
May-90                                 15.84
Jun-90                                 16.66
Jul-90                                 16.65
Aug-90                                 15.57
Sep-90                                  14.9
Oct-90                                 14.36
Nov-90                                 14.59
Dec-90                                 15.19
Jan-91                                 14.95
Feb-91                                 16.82
Mar-91                                 17.48
Apr-91                                 17.85
May-91                                 17.92
Jun-91                                 17.96
Jul-91                                 18.07
Aug-91                                 19.72
Sep-91                                 19.88
Oct-91                                 19.92
Nov-91                                 21.02
Dec-91                                 21.85
Jan-92                                 23.35
Feb-92                                 23.83
Mar-92                                 25.45
Apr-92                                 25.51
May-92                                 25.71
Jun-92                                 25.08
Jul-92                                 25.61
Aug-92                                  25.5
Sep-92                                 24.37
Oct-92                                 23.94
Nov-92                                 24.08
Dec-92                                 24.01
Jan-93                                  24.2
Feb-93                                 24.25
Mar-93                                 24.22
Apr-93                                  23.2
May-93                                 23.21
Jun-93                                 22.58
Jul-93                                 22.52
Aug-93                                 23.02
Sep-93                                 23.74
Oct-93                                 23.97
Nov-93                                 22.55
Dec-93                                 23.55
Jan-94                                 22.98
Feb-94                                 21.17
Mar-94                                 20.34
Apr-94                                  20.1
May-94                                 20.16
Jun-94                                 19.76
Jul-94                                 18.64
Aug-94                                  18.9
Sep-94                                 18.26
Oct-94                                 17.55
Nov-94                                 16.58
Dec-94                                 16.98
Jan-95                                 16.23
Feb-95                                  16.2
Mar-95                                  16.5
Apr-95                                 16.02
May-95                                 16.43
Jun-95                                 16.82
Jul-95                                 16.55
Aug-95                                 16.18
Sep-95                                 16.86
Oct-95                                 16.18
Nov-95                                 17.14
Dec-95                                 17.41
Jan-96                                 18.11
Feb-96                                 18.56
Mar-96                                 18.94
Apr-96                                 19.16
May-96                                 19.48
Jun-96                                  19.3
Jul-96                                 18.31
Aug-96                                 18.62
Sep-96                                 19.75
Oct-96                                  19.6
Nov-96                                 21.05
Dec-96                                  20.7
Jan-97                                 20.55
Feb-97                                 20.98
Mar-97                                 19.87
Apr-97                                 20.24
May-97                                 21.43
Jun-97                                 22.45
Jul-97                                 23.92
Aug-97                                 22.64
Sep-97                                    24
Oct-97                                 22.84
Nov-97                                 24.02
Dec-97                                 24.51
Jan-98                                 24.99
Feb-98                                 26.44
Mar-98                                 27.76
Apr-98                                 26.51
SOURCE: BLOOMBERG L.P.

THE PRIMARY FACTORS DRIVING THESE HISTORIC EQUITY VALUATIONS have been low inflation, low interest rates, healthy corporate earnings expectations, a decline in the amount of equities outstanding (due to merger activity and share buybacks) and high levels of consumer optimism. Changes in any of these factors could have a negative impact on these lofty market valuations.
INTERNATIONAL PERFORMANCE

MOST EUROPEAN EQUITY MARKETS were strong during the six months ended April 30, 1998, with the highest returns in Spain, Italy, Finland and Ireland. In contrast, many Asian markets declined sharply over the period; the weakest were Malaysia, New Zealand, Hong Kong and Japan.

                                            PORTFOLIO MANAGEMENT

THE MSCI-EAFE-REGISTERED TRADEMARK- INDEX gained 15.4% in U.S. dollar terms (excluding reinvested dividends) during the six-month reporting period. In local-currency terms, it gained 20.3%, reflecting the relative strength of the U.S. dollar versus most foreign currencies during the period.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 MSCI-EAFE COUNTRY $US RETURN
FOR THE SIX-MONTH PERIOD ENDED
            4/30/98
Spain                               53.43%
Italy                               45.80%
Finland                             41.53%
Ireland                             36.58%
France                              35.45%
Germany                             30.00%
Belgium                             28.67%
Switzerland                         25.35%
Austria                             25.29%
Sweden                              23.87%
United Kingdom                      21.78%
Denmark                             20.19%
Netherlands                         19.67%
Australia                            6.71%
Norway                              -1.53%
Singapore                           -4.02%
Japan                              -10.39%
Hong Kong                          -11.63%
New Zealand                        -11.93%
Malaysia                           -15.19%
SOURCE: DATASTREAM

NOTE: This market overview has been provided by the Portfolio Management team.

 THE PORTFOLIO MANAGEMENT TEAM

 STEPHEN B. WARD, Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the Funds' portfolios. Steve joined CSIM as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

 GERI HOM, Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the Funds' portfolios. Geri joined CSIM in March 1995 as Portfolio Manager and was promoted to her current position in December 1996. She currently manages approximately $8.6 billion in indexed equity mutual fund assets. Prior to joining CSIM, Geri was a principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko.

SCHWAB S&P 500 FUND INVESTOR SHARES AND E.SHARES
FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 4/30/98

                                                                Since Inception
                                     Six Months   One Year         (5/1/96)
----------------------------------------------------------------------------------
SCHWAB S&P 500 FUND(1)
----------------------------------------------------------------------------------
    INVESTOR SHARES                      22.17%      40.41%             32.10%
----------------------------------------------------------------------------------
   e.SHARES                              22.21%      40.53%             32.28%
----------------------------------------------------------------------------------
S&P 500-Registered Trademark- Index      22.47%      41.04%             32.84%
----------------------------------------------------------------------------------
Index Tracking Differential
----------------------------------------------------------------------------------
    Investor Shares                       0.30%       0.63%              0.74%
----------------------------------------------------------------------------------
    e. Shares                             0.26%       0.51%              0.56%
----------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 3/31/98

                                                                Since Inception
                                     Six Months   One Year         (5/1/96)
----------------------------------------------------------------------------------
SCHWAB S&P 500 FUND(1)
----------------------------------------------------------------------------------
    INVESTOR SHARES                      16.99%      47.22%             33.04%
----------------------------------------------------------------------------------
   e.SHARES                              17.11%      47.34%             33.23%
----------------------------------------------------------------------------------

(1)The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.35% and 0.28%, respectively, for the Investor Shares and the e.Shares. Without fee waivers and guarantees, as of 4/30/98, the six-month, one-year and average annual since-inception total returns would have been 22.04%, 40.06% and 31.80%, respectively, for the Investor Shares and 22.08%, 40.20% and 31.96%, respectively for the e.Shares. As of 3/31/98, the six-month, one-year and average annual since-inception total returns would have been 16.83%, 46.83% and 32.72%, respectively, for the Investor Shares and 16.96%, 46.96% and 32.88%, respectively, for the e.Shares.

TAX-SMART INVESTMENT STRATEGY

The Schwab S&P 500 Fund seeks to maximize its after-tax performance by using a strategy that helps reduce capital gains distributions. This strategy is designed to help investors keep more of what their money earns. The chart below illustrates the effects of this strategy on the one-year performance of the Schwab S&P 500 Fund Investor Shares.

ONE-YEAR AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/98

                             Before      After     % Lost
                               Tax      Tax(2)    to Taxes
-----------------------------------------------------------
Schwab S&P 500 Fund
Investor Shares(3)             40.41%     39.87%      0.54%
-----------------------------------------------------------
Average Large-Cap Fund(4)      35.44%     31.53%      3.91%
-----------------------------------------------------------

(2)After-tax returns assume the maximum federal income tax rate of 39.6% on dividends and 28% on capital gains distributions. Tax rates vary and may be higher or lower than those shown.

(3)The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.35%. Without fee waivers and guarantees, the Investor Shares' returns would have been lower.

(4)Source: Morningstar, Inc. Returns are load-adjusted. The Large-Cap Fund category contains 761 funds with one-year track records as of 4/30/98. These funds may or may not follow a tax-efficient strategy similar to that followed by the Schwab S&P 500 Fund. Also, although many mutual funds have multiple classes of shares, the category average includes only those funds that were classified by Morningstar as a distinct portfolio. This typically means that a fund's oldest class of shares was used.

This graph compares the growth of a hypothetical $10,000 investment in the Schwab S&P 500 Fund Investor Shares and e.Shares, made at their inception, with a similar investment in the S&P 500-Registered Trademark- Index.

Also shown is the difference between the total returns of the S&P 500 Index and the Schwab S&P 500 Fund, which is often referred to as the "tracking differential." The tracking differential arises due to several factors. For example, the Fund, unlike the index, incurs trading costs when it buys or sells securities and also has operating expenses. The Fund also may hold nonindex securities that can produce either higher or lower returns than their index counterparts. Furthermore, unlike the index, the Fund holds a portion of its assets in cash.

THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      SCHWAB S&P 500 FUND INVESTOR
           SHARES AND E.SHARES
    GROWTH OF A HYPOTHETICAL $10,000
               INVESTMENT
                                             SCHWAB S&P      SCHWAB S&P
                                              500 FUND        500 FUND     S&P 500
                                           INVESTOR SHARES    E.SHARES      INDEX
5/1/96                                             $10,000       $10,000    $10,000
5/31/96                                            $10,250       $10,250    $10,257
6/30/96                                            $10,290       $10,290    $10,296
7/31/96                                             $9,840        $9,840     $9,841
8/31/96                                            $10,040       $10,050    $10,049
9/30/96                                            $10,600       $10,600    $10,613
10/31/96                                           $10,880       $10,890    $10,906
11/30/96                                           $11,690       $11,710    $11,731
12/31/96                                           $11,462       $11,473    $11,498
1/31/97                                            $12,157       $12,179    $12,216
2/28/97                                            $12,248       $12,270    $12,312
3/31/97                                            $11,744       $11,766    $11,808
4/30/97                                            $12,430       $12,452    $12,511
5/31/97                                            $13,186       $12,452    $13,272
6/30/97                                            $13,760       $13,794    $13,867
7/31/97                                            $14,849       $14,873    $14,969
8/31/97                                            $14,012       $14,036    $14,131
9/30/97                                            $14,778       $14,803    $14,904
10/31/97                                           $14,284       $14,318    $14,406
11/30/97                                           $14,930       $14,964    $15,073
12/31/97                                           $15,184       $15,227    $15,332
1/31/98                                            $15,357       $15,390    $15,502
2/28/98                                            $16,455       $16,490    $16,620
3/31/98                                            $17,289       $17,336    $17,471
4/30/98                                            $17,452       $17,499    $17,647

SCHWAB S&P 500 FUND SELECT SHARES-TM-
FUND PERFORMANCE

CUMULATIVE TOTAL RETURNS FOR THE PERIODS ENDED 4/30/98

                                                                 Since Inception
                                                    Six Months      (5/19/97)
--------------------------------------------------------------------------------
SCHWAB S&P 500 FUND SELECT SHARES(1)                  22.34%         35.10%
--------------------------------------------------------------------------------
S&P 500-Registered Trademark- Index                   22.47%         35.44%
--------------------------------------------------------------------------------
Index Tracking Differential                            0.13%          0.34%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 3/31/98

                                                                 Since Inception
                                                    Six Months      (5/19/97)
--------------------------------------------------------------------------------
SCHWAB S&P 500 FUND SELECT SHARES(1)                  17.09%         33.76%
--------------------------------------------------------------------------------

(1)The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.19% for the Select Shares. Without fee waivers and guarantees, as of 4/30/98, the six-month and cumulative since-inception total returns would have been 22.14% and 34.76%, respectively. As of 3/31/98, the six-month and cumulative since-inception total returns would have been 16.93% and 33.51%, respectively.

This graph compares the growth of a hypothetical $50,000 investment(2) in the Schwab S&P 500 Fund Select Shares, made at its inception, with a similar investment in the S&P 500 Index.

Also shown is the difference between the total returns of the S&P 500 Index and the Schwab S&P 500 Fund, often referred to as the "tracking differential." (See page 9 for a more detailed discussion.)

THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  SCHWAB S&P 500 FUND SELECT SHARES(2)
    GROWTH OF A HYPOTHETICAL $50,000
               INVESTMENT

                                           Schwab S&P 500 Fund Select Shares   S&P 500 Index
5/19/97                                                              $50,000         $50,000
5/31/97                                                              $50,935         $50,930
6/30/97                                                              $53,190         $53,212
7/31/97                                                              $57,395         $57,442
8/31/97                                                              $54,165         $54,225
9/30/97                                                              $57,120         $57,191
10/31/97                                                             $55,215         $55,281
11/30/97                                                             $57,745         $57,841
12/31/97                                                             $58,745         $58,836
1/31/98                                                              $59,375         $59,489
2/28/98                                                              $63,660         $63,778
3/31/98                                                              $66,880         $67,043
4/30/98                                                              $67,550         $67,720

(2)The required minimum initial investment in the Select Shares is $50,000.

SCHWAB S&P 500 FUND:
FUND HOLDINGS

Schwab S&P 500 Fund (the Fund) invests primarily in common stocks of the S&P 500-Registered Trademark- Index, a widely recognized, unmanaged index of 500 large-company stocks selected by Standard & Poor's-Registered Trademark-. As of April 30, 1998, the aggregate market capitalization of the S&P 500 Index represented approximately 74% of the total value of the U.S. stock market. Common stocks of the 50 largest companies of the S&P 500 Index accounted for approximately 37% of the index.(1)

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS(2)

-------------------------------------------------
General Electric Co.                        3.11%
-------------------------------------------------
Microsoft Corp.                             2.46%
-------------------------------------------------
Coca-Cola Co.                               2.09%
-------------------------------------------------
Exxon Corp.                                 2.01%
-------------------------------------------------
Pfizer Inc.                                 1.66%
-------------------------------------------------
Merck & Co., Inc.                           1.63%
-------------------------------------------------
Intel Corp.                                 1.50%
-------------------------------------------------
Royal Dutch Petroleum Co.                   1.35%
-------------------------------------------------
Wal-Mart Stores, Inc.                       1.28%
-------------------------------------------------
International Business Machines Corp.       1.27%
-------------------------------------------------

PORTFOLIO BY ECONOMIC SECTOR(2)

------------------------------------------------
Consumer Nondurables                      31.91%
------------------------------------------------
Finance                                   17.66%
------------------------------------------------
Technology                                16.92%
------------------------------------------------
Utilities                                  9.54%
------------------------------------------------
Energy                                     8.32%
------------------------------------------------
Materials and Services                     7.48%
------------------------------------------------
Capital Goods                              4.92%
------------------------------------------------
Consumer Durables                          2.10%
------------------------------------------------
Transportation                             1.15%
------------------------------------------------

(1)Source: Wilshire Associates. The U.S. stock market is represented by the Wilshire 5000 Index.

(2)Both the top 10 holdings and the economic sector percentages may not be indicative of current or future investments. A complete list of the Fund's investments as of 4/30/98 can be found in the Schedule of Investments later in this report.

SCHWAB S&P 500 FUND:
FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

Q. HOW DID THE FUND PERFORM DURING THE
REPORTING PERIOD?

A. The Fund achieved strong total returns for the six-month reporting period:
22.2%, 22.2% and 22.3% for the Investor Shares, e.Shares-TM- and Select Shares-TM-, respectively. All classes of shares closely tracked the Fund's benchmark, the S&P 500-Registered Trademark- Index. As the table below reveals, the Fund also outperformed the average U.S. large-cap fund over the six-month and one-year periods ended April 30, 1998.(1) The Fund's outperformance was even greater on an after-tax basis, a direct result of its tax-efficient investment strategy.

                                                    AFTER
                               BEFORE TAX:          TAX:
                          SIX MONTHS   ONE YEAR   ONE YEAR
-----------------------------------------------------------
Investor Shares               22.17%      40.41%     39.87%
-----------------------------------------------------------
e.Shares                      22.21%      40.53%     39.96%
-----------------------------------------------------------
Select Shares                 22.34%          --         --
-----------------------------------------------------------
Average
Large-Cap Fund(1)             16.99%      35.44%     31.53%
-----------------------------------------------------------

Q. WHY CAN INDEX FUNDS BE A SOUND WAY TO IMPLEMENT AN ASSET ALLOCATION PLAN?

A. One frequently cited study has shown that the manner in which an investor allocates his or her portfolio among different asset classes can determine the vast majority of the variance in the portfolio's returns.(2) Unless investors build their portfolios with investments that are designed to consistently deliver the performance of the asset classes they wish to track, their portfolios may not behave as they expect.

Index funds can be an excellent choice to implement an asset allocation plan because they seek to invest only in the intended asset class and therefore should, because of their investment objectives, achieve returns that closely track those of that benchmark asset class. Index funds should not be subject to the "style drift" that investors may face with many actively managed funds. Consistent with their mission to track their benchmarks, index funds also usually maintain minimal cash holdings.

In addition to seeking to deliver consistent asset class performance, index funds are typically efficient from both a cost and a tax standpoint. Most index funds minimize their trading and operating costs by keeping both portfolio turnover and operating expense ratios low. These savings are passed on to investors in the form of higher returns.

Q. DO INDEX FUNDS REDUCE INVESTMENT RISK?

A. It depends on the type of risk. Most investment risks can be categorized as either SYSTEMATIC (non-diversifiable) or NONSYSTEMATIC (diversifiable).

Systematic or nondiversifiable risks are those that may affect all stocks or bonds, such as a bear market caused by adverse economic conditions. Index funds do not safeguard against this type of risk. Their goal is to consistently track their benchmark regardless of how it is performing. They also generally maintain

(1)Source: Morningstar, Inc. Returns are load-adjusted. The Large-Cap Fund category contains 798 and 761 funds, respectively, with six-month and one-year track records as of 4/30/98. These funds may or may not follow a tax-efficient strategy similar to that followed by all classes of the Schwab S&P 500 Fund. Also, although many mutual funds have multiple classes of shares, the category average includes only those funds that were classified by Morningstar as a distinct portfolio. This typically means that a fund's oldest class of shares was used.

(2)Source: FINANCIAL ANALYSTS JOURNAL, Brinson, Singer, Beebower, May/June 1991.

minimal cash balances, so they do not build up a defensive cash position in a negative market environment.

Nonsystematic risks are those that affect a particular stock or bond, such as a decline in demand for a company's product or a negative earnings surprise. Nonsystematic risk is also referred to as "diversifiable risk," because an investor can reduce it by diversifying his or her portfolio across a sufficiently large number of companies. Since most broad-based index funds purchase many--in some cases, hundreds of-- securities, they can be effective at minimizing non-systematic or company-specific risk.

Q. BECAUSE THE STOCK MARKET HAS REACHED RECORD HIGHS, IS IT TIME TO RETHINK MY ALLOCATION TO STOCKS?

A. Whenever the returns of asset classes have diverged significantly from one another, it can be prudent to review your portfolio's asset allocation. For example, U.S. large-cap stocks dramatically outperformed U.S. bonds over the three-year period ended April 30, 1998. This performance disparity is evident in the average annual returns of the Schwab 1000 Fund-Registered Trademark- and the Schwab Total Bond Market Index Fund over that period: The Schwab 1000 Fund, which invests in U.S. large-cap stocks, gained 30.92%, whereas the Schwab Total Bond Market Index Fund rose 8.84%.(1)

This disparity may have caused an investor's portfolio asset allocation to shift, as the following example illustrates. Assume that an investor had a hypothetical asset allocation of 60% stocks and 40% bonds (investing in just these two Funds) at the beginning of the three-year period, and reinvested all Fund distributions. By the end of the period, the portfolio's asset allocation mix would have shifted to 72% stocks and 28% bonds--a significant divergence from the investor's original strategy (see chart below).

We feel that investors should focus on their own risk profiles, time horizons and income needs to determine the appropriate level of stocks and bonds in their portfolios. Because bond returns historically have not been well correlated with stock returns,(2) combining bonds in a portfolio with other asset classes can be effective in reducing total portfolio volatility.

(1)Total return assumes reinvestment of all dividends and capital gains distributions, if any. Past performance is no guarantee of future results. Principal value and investment returns will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. A portion of both Funds' expenses was reduced during the period. Without these reductions, the Funds' total returns would have been lower. As of 4/30/98, the one-year and average annual five-year total returns for the Total Bond Market Index Fund were 11.34% and 7.25%, respectively. As of 3/31/98, the one-year, average annual five-year and average annual since-inception (3/5/93) total returns for the Total Bond Market Index Fund were 13.05%, 7.47% and 6.80%, respectively.

(2)For the 20-year period ended 12/31/97, the correlation of large-cap stock returns and government bond returns has been 0.38. Source: Symphony Asset Management.

                                                        4/30/95 PORTFOLIO     THREE-YEAR     4/30/98 PORTFOLIO
                                                        VALUE    ALLOCATION     GROWTH       VALUE    ALLOCATION
-----------------------------------------------------------------------------------------------------------------
Schwab 1000 Fund                                         $6,000         60%       $7,464     $13,464         72%
-----------------------------------------------------------------------------------------------------------------
Total Bond Market Index Fund                             $4,000         40%       $1,157      $5,157         28%
-----------------------------------------------------------------------------------------------------------------
Total Portfolio Value                                   $10,000        100%       $8,621     $18,621        100%

SCHWAB 1000 FUND-REGISTERED TRADEMARK- INVESTOR SHARES
FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 4/30/98

                                                                               Since
                                                                    Five     Inception
                                          Six Months   One Year     Years    (4/2/91)
--------------------------------------------------------------------------------------
SCHWAB 1000 FUND
INVESTOR SHARES(1)                            21.99%      41.69%     22.20%     18.93%
--------------------------------------------------------------------------------------
Schwab 1000 Index-Registered Trademark-       22.44%      42.58%     22.85%     19.45%
--------------------------------------------------------------------------------------
Index Tracking Differential                    0.45%       0.89%      0.65%      0.52%
--------------------------------------------------------------------------------------
S&P 500-Registered Trademark- Index           22.47%      41.04%     23.23%     19.38%
--------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 3/31/98

                                                                               Since
                                                                    Five     Inception
                                          Six Months   One Year     Years    (4/2/91)
--------------------------------------------------------------------------------------
SCHWAB 1000 FUND
INVESTOR SHARES(1)                            16.78%      47.79%     21.25%     19.00%
--------------------------------------------------------------------------------------

(1)The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.46% for the Investor Shares. Without fee waivers and guarantees, as of 4/30/98, the six-month, one-year, average annual five-year and average annual since-inception total returns would have been 21.94%, 41.63%, 22.13% and 18.77%, respectively, for the Investor Shares. As of 3/31/98, the six-month, one-year, average annual five-year and average annual since-inception total returns would have been 16.72%, 47.73%, 21.19% and 18.84%, respectively.

TAX-SMART INVESTMENT STRATEGY

The Schwab 1000 Fund seeks to maximize its after-tax performance by using a strategy that helps reduce capital gains distributions. This strategy is designed to help investors keep more of what their money earns. The chart below illustrates the effects of this strategy on the five-year performance of the Schwab 1000 Fund Investor Shares.

FIVE-YEAR AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/98

                              Before      After      % Lost
                                Tax      Tax(2)     to Taxes
--------------------------------------------------------------
Schwab 1000 Fund
Investor Shares(3)              22.20%     21.42%       0.78%
--------------------------------------------------------------
Average Large-Cap Fund(4)       19.69%     16.87%       2.82%
--------------------------------------------------------------

(2)After-tax returns assume the maximum federal income tax rate of 39.6% on dividends and 28% on capital gains distributions. Tax rates vary and may be higher or lower than those shown.

(3)The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.46%. Without fee waivers and guarantees, the Investor Shares' returns would have been lower.

(4)Source: Morningstar, Inc. Returns are load-adjusted. The Large-Cap Fund category contains 477 funds with five-year track records as of 4/30/98. These funds may or may not follow a tax-efficient strategy similar to that followed by the Schwab 1000 Fund. Also, although many mutual funds have multiple classes of shares, the category average includes only those funds that were classified by Morningstar as a distinct portfolio. This typically means that a fund's oldest class of shares was used.

This graph compares the growth of a hypothetical $10,000 investment in the Schwab 1000 Fund Investor Shares, made at its inception, with similar investments in the Schwab 1000 Index-Registered Trademark- and the S&P 500-Registered Trademark- Index.

Also shown is the difference between the total returns of the Schwab 1000 Index and the Schwab 1000 Fund, which is often referred to as the "tracking differential." (See page 9 for a more detailed discussion.)

THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    SCHWAB 1000 FUND INVESTOR SHARES
    GROWTH OF A HYPOTHETICAL $10,000
               INVESTMENT
                                           SCHWAB 1000 FUND INVESTOR SHARES  SCHWAB 1000 INDEX   S&P 500 INDEX
4/2/91                                                              $10,000             $10,000         $10,000
4/30/91                                                              $9,910              $9,898          $9,908
5/31/91                                                             $10,320             $10,311         $10,335
6/30/91                                                              $9,850              $9,840          $9,861
7/31/91                                                             $10,320             $10,310         $10,321
8/31/91                                                             $10,600             $10,591         $10,566
9/30/91                                                             $10,460             $10,455         $10,389
10/31/91                                                            $10,630             $10,625         $10,528
11/30/91                                                            $10,240             $10,225         $10,104
12/31/91                                                            $11,425             $11,412         $11,260
1/31/92                                                             $11,283             $11,272         $11,050
2/29/92                                                             $11,425             $11,415         $11,193
3/31/92                                                             $11,171             $11,163         $10,975
4/30/92                                                             $11,404             $11,392         $11,298
5/31/92                                                             $11,404             $11,457         $11,353
6/30/92                                                             $11,465             $11,257         $11,184
7/31/92                                                             $11,726             $11,728         $11,641
8/31/92                                                             $11,480             $11,486         $11,403
9/30/92                                                             $11,623             $11,646         $11,537
10/31/92                                                            $11,746             $11,763         $11,577
11/30/92                                                            $12,208             $12,233         $11,971
12/31/92                                                            $12,398             $12,428         $12,119
1/31/93                                                             $12,502             $12,539         $12,220
2/28/93                                                             $12,595             $12,632         $12,387
3/31/93                                                             $12,896             $12,948         $12,648
4/30/93                                                             $12,533             $12,583         $12,342
5/31/93                                                             $12,896             $12,957         $12,673
6/30/93                                                             $12,958             $13,024         $12,710
7/31/93                                                             $12,905             $12,989         $12,659
8/31/93                                                             $13,397             $13,492         $13,139
9/30/93                                                             $13,355             $13,454         $13,038
10/31/93                                                            $13,544             $13,654         $13,308
11/30/93                                                            $13,355             $13,462         $13,181
12/31/93                                                            $13,592             $13,700         $13,341
1/31/94                                                             $14,005             $14,136         $13,794
2/28/94                                                             $13,645             $13,781         $13,420
3/31/94                                                             $13,042             $13,169         $12,837
4/30/94                                                             $13,190             $13,326         $13,001
5/31/94                                                             $13,349             $13,488         $13,213
6/30/94                                                             $12,988             $13,127         $12,889
7/31/94                                                             $13,405             $13,558         $13,312
8/31/94                                                             $13,971             $14,147         $13,856
9/30/94                                                             $13,651             $13,825         $13,518
10/31/94                                                            $13,918             $14,095         $13,821
11/30/94                                                            $13,416             $13,590         $13,318
12/31/94                                                            $13,577             $13,767         $13,514
1/31/95                                                             $13,923             $14,121         $13,864
2/28/95                                                             $14,474             $14,700         $14,404
3/31/95                                                             $14,852             $15,094         $14,829
4/30/95                                                             $15,219             $15,476         $15,264
5/31/95                                                             $15,770             $16,048         $15,874
6/30/95                                                             $16,191             $16,490         $16,242
7/31/95                                                             $16,807             $17,111         $16,779
8/31/95                                                             $16,936             $17,245         $16,821
9/30/95                                                             $17,606             $17,949         $17,531
10/31/95                                                            $17,520             $17,859         $17,468
11/30/95                                                            $18,276             $18,646         $18,233
12/31/95                                                            $18,547             $18,924         $18,585
1/31/96                                                             $19,095             $19,499         $19,217
2/29/96                                                             $19,379             $19,789         $19,396
3/31/96                                                             $19,554             $19,980         $19,582
4/30/96                                                             $19,883             $20,321         $19,870
5/31/96                                                             $20,354             $20,812         $20,380
6/30/96                                                             $20,299             $20,779         $20,458
7/31/96                                                             $19,335             $19,794         $19,554
8/31/96                                                             $19,861             $20,327         $19,966
9/30/96                                                             $20,967             $21,465         $21,088
10/31/96                                                            $21,394             $21,899         $21,670
11/30/96                                                            $22,938             $23,485         $23,308
12/31/96                                                            $22,549             $23,103         $22,847
1/31/97                                                             $23,846             $24,442         $24,272
2/28/97                                                             $23,935             $24,528         $24,464
3/31/97                                                             $22,870             $23,457         $23,461
4/30/97                                                             $24,101             $24,696         $24,859
5/31/97                                                             $25,631             $26,291         $26,371
6/30/97                                                             $26,695             $27,402         $27,552
7/31/97                                                             $28,857             $29,615         $29,743
8/31/97                                                             $27,471             $28,216         $28,077
9/30/97                                                             $28,946             $29,732         $29,613
10/31/97                                                            $27,992             $28,756         $28,624
11/30/97                                                            $29,167             $29,983         $29,949
12/31/97                                                            $29,747             $30,582         $30,464
1/31/98                                                             $29,960             $30,818         $30,802
2/28/98                                                             $32,166             $33,116         $33,023
3/31/98                                                             $33,801             $34,830         $34,714
4/30/98                                                             $34,149             $35,211         $35,065

SCHWAB 1000 FUND-REGISTERED TRADEMARK- SELECT SHARES-TM-
FUND PERFORMANCE

CUMULATIVE TOTAL RETURNS FOR THE PERIODS ENDED 4/30/98

                                                                   Since Inception
                                                      Six Months      (5/19/97)
  --------------------------------------------------------------------------------
  SCHWAB 1000 FUND SELECT SHARES(1)                     22.07%         36.20%
  --------------------------------------------------------------------------------
  Schwab 1000 Index-Registered Trademark-               22.44%         36.77%
  --------------------------------------------------------------------------------
  Index Tracking Differential                            0.37%          0.57%
  --------------------------------------------------------------------------------
  S&P 500-Registered Trademark- Index                   22.47%         35.44%
  --------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURNS FOR THE PERIODS ENDED 3/31/98

                                                                 Since Inception
                                                    Six Months      (5/19/97)
--------------------------------------------------------------------------------
SCHWAB 1000 FUND SELECT SHARES(1)                     16.85%         34.81%
--------------------------------------------------------------------------------

(1)The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.35% for the Select Shares. Without fee waivers and guarantees, as of 4/30/98, the six-month and average annual since-inception total returns would have been 22.06% and 36.12%, respectively, for the Select Shares. As of 3/31/98, the six-month and average annual since-inception total returns would have been 16.84% and 34.74%, respectively.

This graph compares the growth of a hypothetical $50,000 investment(2) in the Schwab 1000 Fund Select Shares, made at its inception, with a similar investment in the Schwab 1000 Index and the S&P 500 Index.

Also shown is the difference between the total returns of the Schwab 1000 Index and the Schwab 1000 Fund, often referred to as the "tracking differential." (See page 9 for a more detailed discussion.)

THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     SCHWAB 1000 FUND SELECT SHARES
    GROWTH OF A HYPOTHETICAL $50,000
               INVESTMENT
                                           SCHWAB 1000 FUND SELECT SHARES  SCHWAB 1000 INDEX   S&P 500 INDEX
5/19/97                                                           $50,000             $50,000         $50,000
5/31/97                                                           $51,040             $51,064         $50,930
6/30/97                                                           $53,180             $53,222         $53,212
7/31/97                                                           $57,490             $57,518         $57,442
8/31/97                                                           $54,750             $54,801         $54,225
9/30/97                                                           $57,685             $57,746         $57,191
10/31/97                                                          $55,785             $55,851         $55,281
11/30/97                                                          $58,150             $58,233         $57,841
12/31/97                                                          $59,325             $59,398         $58,836
1/31/98                                                           $59,725             $59,855         $59,489
2/28/98                                                           $64,145             $64,318         $63,778
3/31/98                                                           $67,405             $67,648         $67,043
4/30/98                                                           $68,100             $68,387         $67,720

(2)The required minimum initial investment in the Select Shares is $50,000.

SCHWAB 1000 FUND-REGISTERED TRADEMARK-:
FUND HOLDINGS

The Schwab 1000 Fund (the Fund) invests primarily in common stocks of the Schwab 1000 Index-Registered Trademark-, an index created to represent the performance of publicly traded common stocks of the 1,000 largest U.S. companies (excluding investment companies). As of April 30, 1998, the aggregate market capitalization of the Schwab 1000 Index represented approximately 85% of the total value of the U.S. stock market.(1)

TOP 10 HOLDINGS AS A PERCENTAGE OF FUND INVESTMENTS(2)

-------------------------------------------------
General Electric Co.                        2.74%
-------------------------------------------------
Microsoft Corp.                             2.16%
-------------------------------------------------
Coca-Cola Co.                               1.86%
-------------------------------------------------
Exxon Corp.                                 1.77%
-------------------------------------------------
Pfizer Inc.                                 1.45%
-------------------------------------------------
Merck & Co., Inc.                           1.42%
-------------------------------------------------
Intel Corp.                                 1.30%
-------------------------------------------------
International Business Machines Corp.       1.12%
-------------------------------------------------
Wal-Mart Stores, Inc.                       1.12%
-------------------------------------------------
Procter & Gamble Co.                        1.09%
-------------------------------------------------

PORTFOLIO BY ECONOMIC SECTOR(2)

------------------------------------------------
Consumer Nondurables                      30.48%
------------------------------------------------
Finance                                   19.81%
------------------------------------------------
Technology                                17.31%
------------------------------------------------
Utilities                                  9.87%
------------------------------------------------
Materials and Services                     7.88%
------------------------------------------------
Energy                                     6.56%
------------------------------------------------
Capital Goods                              4.55%
------------------------------------------------
Consumer Durables                          2.24%
------------------------------------------------
Transportation                             1.30%
------------------------------------------------

(1)Source: Wilshire Associates. The U.S. stock market is represented by the Wilshire 5000 Index.

(2)Both the top 10 holdings and the economic sector percentages may not be indicative of current or future investments. A complete list of the Fund's investments as of 4/30/98 can be found in the Schedule of Investments later in this report.

SCHWAB 1000 FUND-REGISTERED TRADEMARK-:
FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

Q. HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A. The Fund achieved strong total returns for the six-month reporting period:
21.99% and 22.07% for the Investor Shares and Select Shares-TM-, respectively. Both classes of shares closely tracked the Fund's benchmark, the Schwab 1000 Index-Registered Trademark-. As the table below shows, the Fund also outperformed the average U.S. large-cap fund over the six-month and five-year periods ended April 30.(1) The Fund's outperformance was even greater on an after-tax basis, a direct result of its tax-efficient investment strategy.

                                BEFORE TAX:         AFTER TAX:
                          SIX MONTHS   FIVE YEARS*  FIVE YEARS*
---------------------------------------------------------------
Investor Shares               21.99%       22.20%       21.42%
---------------------------------------------------------------
Select Shares                 22.07%           --           --
---------------------------------------------------------------
Average
Large-Cap Fund                16.99%       19.69%       16.87%
---------------------------------------------------------------

*Five-year returns represent average annual total returns over the five-year period.

Q. HOW DID THE PERFORMANCE OF THE SCHWAB 1000 INDEX COMPARE WITH THAT OF THE S&P 500-REGISTERED TRADEMARK- INDEX?

A. As the following table reveals, the performance of the Schwab 1000 Index and that of the S&P 500 Index were virtually identical over the six-month reporting period and from the Fund's inception through April 30, 1998. As we have discussed in previous reports, this will not always be the case, because the indices are not constructed in the same manner; in particular, the Schwab 1000 Index has more mid-cap stock exposure than does the S&P 500 Index, in addition to holding approximately twice as many stocks.

                                                   INCEPTION
                                                    (4/2/91)
                                                TO DATE AVERAGE
                                   SIX MONTHS    ANNUAL RETURNS
----------------------------------------------------------------
Schwab 1000 Index                      22.44%          19.45%
----------------------------------------------------------------
S&P 500 Index                          22.47%           19.38%
----------------------------------------------------------------

Q. WHY CAN INDEX FUNDS BE A SOUND WAY TO IMPLEMENT AN ASSET ALLOCATION PLAN?

A. One frequently cited study has shown that the manner in which an investor allocates his or her portfolio among different asset classes can determine the vast majority of the variance in the portfolio's returns.(2) Unless investors build their portfolios with investments that are designed to consistently deliver the performance of the asset classes they wish to track, their portfolios may not behave as they expect.

Index funds can be an excellent choice to implement an asset allocation plan because they seek to invest only in the intended asset class and therefore should, because of their investment objectives, achieve returns that closely track those of that benchmark asset class. Index funds should not be subject to the "style drift" that investors may face with many actively managed funds. Consistent with their mission to track their benchmarks, index funds also usually maintain minimal cash holdings.

(1)Source: Morningstar, Inc. Returns are load-adjusted. The Large-Cap Fund category contains 798 and 477 funds, respectively, with six-month and five-year track records as of 4/30/98. These funds may or may not follow a tax-efficient strategy similar to that followed by the Schwab 1000 Fund. Also, although many mutual funds have multiple classes of shares, the category average includes only those funds that were classified by Morningstar as a distinct portfolio. This typically means that a fund's oldest class of shares was used.

(2)Source: FINANCIAL ANALYSTS JOURNAL, Brinson, Singer, Beebower, May/June 1991.

In addition to seeking to deliver consistent asset class performance, index funds are typically efficient from both a cost and a tax standpoint. Most index funds minimize their trading and operating costs by keeping both portfolio turnover and operating expense ratios low. These savings are passed on to investors in the form of higher returns.

Q. DO INDEX FUNDS REDUCE INVESTMENT RISK?

A. It depends on the type of risk. Most investment risks can be categorized as either SYSTEMATIC (non-diversifiable) or NONSYSTEMATIC (diversifiable).

Systematic or nondiversifiable risks are those that may affect all stocks or bonds, such as a bear market caused by adverse economic conditions. Index funds do not safeguard against this type of risk. Their goal is to consistently track their benchmark, regardless of how it is performing. They also generally maintain minimal cash balances, so they do not build up a defensive cash position in a negative market environment.

Nonsystematic risks are those that affect a particular stock or bond, such as a decline in demand for a company's product or a negative earnings surprise. Nonsystematic risk is also referred to as "diversifiable risk," because an investor can reduce it by diversifying his or her portfolio across a sufficiently large number of companies. Since most broad-based index funds purchase many--in some cases, hundreds of-- securities, they can be extremely effective at minimizing nonsystematic or company-specific risk.

Q. BECAUSE THE STOCK MARKET HAS REACHED RECORD HIGHS, IS IT TIME TO RETHINK MY ALLOCATION TO STOCKS?

A. Whenever the returns of asset classes have diverged significantly from one another, it can be prudent to review your portfolio's asset allocation. For example, U.S. large-cap stocks dramatically outperformed U.S. bonds over the three-year period ended April 30, 1998. This performance disparity is illustrated by the average annual returns of the Schwab 1000 Fund-Registered Trademark- and the Schwab Total Bond Market Index Fund over that period: The Schwab 1000 Fund, which invests in large-cap domestic equities, gained 30.92%, whereas the Schwab Total Bond Market Index Fund rose 8.84%.(1)

This disparity may have caused an investor's portfolio asset allocation to shift, as the following example illustrates. Assume that an investor had a hypothetical asset allocation of 60% stocks and 40% bonds (investing in just these two Funds) at the beginning of the three-year period, and reinvested all Fund distributions. By the end of the period, the portfolio's asset allocation mix would have shifted to 72% stocks and 28% bonds--a significant divergence from the investor's original strategy (see chart on the following page).

We feel that investors should focus on their own risk profiles, time horizons and income needs to determine the appropriate level of stocks and bonds in their portfolios. Because bond returns historically have not been well correlated with stock returns,(2) combining bonds in a portfolio with other asset classes can be effective in reducing total portfolio volatility.

(1)Total return assumes reinvestment of all dividends and capital gains distributions, if any. Past performance is no guarantee of future results. Principal value and investment returns will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. A portion of both Funds' expenses was reduced during the period. Without these reductions, the Funds' total returns would have been lower. As of 4/30/98, the one-year and average annual five-year total returns for the Total Bond Market Index Fund were 11.34% and 7.25%, respectively. As of 3/31/98, the one-year, average annual five-year and average annual since-inception (3/5/93) total returns for the Total Bond Market Index Fund were 13.05%, 7.47% and 6.80%, respectively.

(2)For the 20-year period ended 12/31/97, the correlation of large-cap stock returns and government bond returns has been 0.38. Source: Symphony Asset Management.

SCHWAB 1000 FUND-REGISTERED TRADEMARK-:
FUND DISCUSSION (continued)

                                                        4/30/95 PORTFOLIO     THREE-YEAR     4/30/98 PORTFOLIO
                                                        VALUE    ALLOCATION     GROWTH       VALUE    ALLOCATION
-----------------------------------------------------------------------------------------------------------------
Schwab 1000 Fund                                         $6,000         60%       $7,464     $13,464         72%
-----------------------------------------------------------------------------------------------------------------
Total Bond Market Index Fund                             $4,000         40%       $1,157      $5,157         28%
-----------------------------------------------------------------------------------------------------------------
Total Portfolio Value                                   $10,000        100%       $8,621     $18,621        100%

Q. YOU OFTEN REFER TO THE SCHWAB 1000 FUND
AS "TAX-EFFICIENT." WHAT DOES THIS MEAN?
ARE TAX-EFFICIENT FUNDS APPROPRIATE FOR RETIREMENT ACCOUNTS?

A. Taxes can erode the returns investors earn from mutual funds held outside a retirement account. That's why it is important to consider their effects on fund performance. As the Tax-Smart Investment Strategy section on page 14 shows, the Schwab 1000 Fund is considerably more "tax-efficient" than the average U.S. large-cap fund. In fact, the Schwab 1000 Fund was one of the first, and is currently the largest, fund designed to be tax-efficient.(1) Since its inception in 1991, the Fund has not paid a single capital gain distribution. Although there's no guarantee that the Fund will be able to maintain this record, especially in a down market, it does illustrate the Fund's tax-efficient management strategy.

Generally, index funds are tax-efficient because they are designed to have less portfolio turnover and therefore realize capital gains much less frequently than most actively managed funds; the Fund's tax-efficient strategy has been very effective in eliminating capital gains distributions. However, it's important to note that like most mutual funds, the Schwab 1000 Fund is required to distribute income dividends, which are taxed at standard income-tax rates. The Schwab 1000 Index-Registered Trademark- is rebalanced only once a year, which helps minimize the portfolio turnover of the Schwab 1000 Fund. Furthermore, when stocks are traded, the Portfolio Manager attempts to sells shares with the highest tax basis first and attempts to offset capital gains with capital losses in order to minimize taxable distributions to shareholders. Unlike many index funds, the Schwab 1000 Fund occasionally holds stocks that are no longer included in the index, once again to avoid realizing capital gains.

Tax-efficient fund management techniques like those used by the Schwab 1000 Fund are designed to increase the after-tax returns of investors that hold the fund in a taxable, or non-retirement, account. So it is fair to ask whether it can make sense to hold a tax-efficient fund within a retirement account, on which taxes are deferred. The answer is a resounding yes. Some of these techniques, such as selling shares with the highest tax basis first, have no impact on pre-tax returns whatsoever. Others, such as low portfolio turnover and relatively infrequent index rebalancing, have proven to be effective tactics in enhancing long-term investment returns regardless of whether the fund is held inside or outside a retirement account.

(1)Source: "Strategic Insight," FLOW WATCH, August 1997.

SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK- INVESTOR SHARES
FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 4/30/98

                                                                               Since
                                                                             Inception
                                        Six Months   One Year   Three Years  (12/3/93)
--------------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND
INVESTOR SHARES(1)                          11.75%      46.44%      24.00%      17.20%
--------------------------------------------------------------------------------------
Schwab Small-Cap Index-Registered
Trademark-                                  13.44%      49.27%      26.00%      18.75%
--------------------------------------------------------------------------------------
Index Tracking Differential                  1.69%       2.83%       2.00%       1.55%
--------------------------------------------------------------------------------------
Russell 2000-Registered Trademark-
Index                                       11.85%      42.38%      23.75%      17.37%
--------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 3/31/98

                                                                               Since
                                                                             Inception
                                        Six Months   One Year   Three Years  (12/3/93)
--------------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND
INVESTOR SHARES(1)                           6.33%      46.78%      24.70%      17.41%
--------------------------------------------------------------------------------------

(1)The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.49% for the Investor Shares. Without fee waivers and guarantees, as of 4/30/98, the six-month, one-year, average annual three-year and average annual since-inception total returns would have been 11.45%, 45.78%, 23.52% and 16.71%, respectively, for the Investor Shares. As of 3/31/98, the six-month, one-year, average annual three-year and average annual since-inception total returns would have been 6.06%, 46.14%, 24.24% and 16.93%, respectively.

TAX-SMART INVESTMENT STRATEGY

The Schwab Small-Cap Index Fund seeks to maximize its after-tax performance by using a strategy that helps reduce capital gains distributions. This strategy is designed to help investors keep more of what their money earns. The chart below illustrates the effects of this strategy on the three-year performance of the Schwab Small-Cap Fund Investor Shares.

THREE-YEAR AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/98

                             Before      After     % Lost
                               Tax      Tax(2)    to Taxes
-----------------------------------------------------------
Schwab Small-Cap Fund
Investor Shares(3)             24.00%     23.76%      0.24%
-----------------------------------------------------------
Average Small-Cap Fund(4)      23.97%     20.78%      3.19%
-----------------------------------------------------------

(2)After-tax returns assume the maximum federal income tax rate of 39.6% on dividends and 28% on capital gains distributions. Tax rates vary and may be higher or lower than those shown.

(3)The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.49%. Without fee waivers and guarantees, the Investor Shares' returns would have been lower.

(4)Source: Morningstar, Inc. Returns are load-adjusted. The Small-Cap Fund category contains 249 funds with three-year track records as of 4/30/98. These funds may or may not follow a tax-efficient strategy similar to that followed by the Schwab Small-Cap Index Fund. Also, although many mutual funds have multiple classes of shares, the category average includes only those funds that were classified by Morningstar as a distinct portfolio. This typically means that a fund's oldest class of shares was used.

SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK- INVESTOR SHARES
FUND PERFORMANCE (continued)

This graph compares the growth of a hypothetical $10,000 investment in the Schwab Small-Cap Index Fund Investor Shares, made at its inception, with similar investments in the Schwab Small-Cap Index-Registered Trademark-and the Russell 2000-Registered Trademark- Index.

Also shown is the difference between the total returns of the Schwab Small-Cap Index and the Schwab Small-Cap Index Fund, often referred to as the "tracking differential." (See page 9 for a more detailed discussion.)

THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   SCHWAB SMALL-CAP INDEX FUND INVESTOR
                  SHARES
     GROWTH OF A HYPOTHETICAL $10,000
                INVESTMENT
                                               SCHWAB SMALL-CAP INDEX FUND INVESTOR
                                                              SHARES                    SCHWAB SMALL-CAP INDEX   RUSSELL 2000 INDEX
12/3/93                                                                        $10,000                  $10,000             $10,000
12/31/93                                                                       $10,154                  $10,234             $10,186
1/31/94                                                                        $10,394                  $10,469             $10,505
2/28/94                                                                        $10,334                  $10,430             $10,467
3/31/94                                                                         $9,783                   $9,871              $9,915
4/30/94                                                                         $9,753                   $9,847              $9,974
5/31/94                                                                         $9,613                   $9,692              $9,861
6/30/94                                                                         $9,333                   $9,419              $9,529
7/31/94                                                                         $9,493                   $9,614              $9,685
8/31/94                                                                        $10,134                  $10,249             $10,225
9/30/94                                                                        $10,094                  $10,191             $10,190
10/31/94                                                                       $10,064                  $10,149             $10,149
11/30/94                                                                        $9,663                   $9,767              $9,739
12/31/94                                                                        $9,841                  $10,000             $10,000
1/31/95                                                                         $9,730                   $9,838              $9,874
2/28/95                                                                        $10,082                  $10,229             $10,285
3/31/95                                                                        $10,334                  $10,442             $10,461
4/30/95                                                                        $10,566                  $10,671             $10,693
5/31/95                                                                        $10,717                  $10,809             $10,877
6/30/95                                                                        $11,211                  $11,356             $11,441
7/31/95                                                                        $11,866                  $12,021             $12,100
8/31/95                                                                        $12,077                  $12,270             $12,351
9/30/95                                                                        $12,309                  $12,510             $12,572
10/31/95                                                                       $11,785                  $11,910             $12,010
11/30/95                                                                       $12,329                  $12,114             $12,514
12/31/95                                                                       $12,562                  $12,782             $12,845
1/31/96                                                                        $12,491                  $12,749             $12,831
2/29/96                                                                        $12,967                  $13,261             $13,231
3/31/96                                                                        $13,170                  $13,492             $13,505
4/30/96                                                                        $13,899                  $14,206             $14,227
5/31/96                                                                        $14,384                  $14,692             $14,788
6/30/96                                                                        $13,848                  $14,222             $14,180
7/31/96                                                                        $12,643                  $13,075             $12,942
8/31/96                                                                        $13,413                  $13,904             $13,694
9/30/96                                                                        $14,010                  $14,416             $14,230
10/31/96                                                                       $13,757                  $14,169             $14,010
11/30/96                                                                       $14,344                  $14,733             $14,588
12/31/96                                                                       $14,508                  $15,007             $14,970
1/31/97                                                                        $14,895                  $15,361             $15,269
2/28/97                                                                        $14,376                  $14,986             $14,900
3/31/97                                                                        $13,654                  $14,257             $14,196
4/30/97                                                                        $13,756                  $14,299             $14,236
5/31/97                                                                        $15,383                  $16,045             $15,821
6/30/97                                                                        $16,125                  $16,880             $16,499
7/31/97                                                                        $17,213                  $17,842             $17,267
8/31/97                                                                        $17,538                  $18,243             $17,662
9/30/97                                                                        $18,850                  $19,675             $18,955
10/31/97                                                                       $18,026                  $18,816             $18,123
11/30/97                                                                       $17,843                  $18,645             $18,005
12/31/97                                                                       $18,236                  $19,035             $18,320
1/31/98                                                                        $17,787                  $18,736             $18,031
2/28/98                                                                        $19,195                  $20,285             $19,361
3/31/98                                                                        $20,042                  $21,199             $20,159
4/30/98                                                                        $20,144                  $21,344             $20,270

SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK- SELECT SHARES-TM-FUND PERFORMANCE

CUMULATIVE TOTAL RETURNS FOR THE PERIODS ENDED 4/30/98

                                                                 Since Inception
                                                    Six Months      (5/19/97)
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND
SELECT SHARES(1)                                      11.80%         36.86%
--------------------------------------------------------------------------------
Schwab Small-Cap Index-Registered Trademark-          13.44%         38.95%
--------------------------------------------------------------------------------
Index Tracking Differential                            1.64%          2.09%
--------------------------------------------------------------------------------
Russell 2000-Registered Trademark- Index              11.85%         33.14%
--------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURNS FOR THE PERIODS ENDED 3/31/98

                                                                 Since Inception
                                                    Six Months      (5/19/97)
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND
SELECT SHARES(1)                                       6.39%         36.10%
--------------------------------------------------------------------------------

(1)The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.38% for the Select Shares. Without fee waivers and guarantees, as of 4/30/98, the six-month and since-inception total returns would have been 11.49% and 36.09%, respectively, for the Select Shares. As of 3/31/98, the six-month and since-inception total returns would have been 6.10% and 35.40%, respectively.

This graph compares the growth of a hypothetical $50,000 investment(2) in the Schwab Small-Cap Index Fund Select Shares, made at its inception, with similar investments in the Schwab Small-Cap Index and the Russell 2000 Index.

Also shown is the difference between the total returns of the Schwab Small-Cap Index and the Schwab Small-Cap Index Fund, often referred to as the "tracking differential." (See page 9 for a more detailed discussion.)

THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SCHWAB SMALL-CAP INDEX FUND SELECT SHARES
    GROWTH OF A HYPOTHETICAL $50,000
               INVESTMENT
                                              SCHWAB SMALL CAP INDEX FUND SELECT
                                                            SHARES                   SCHWAB SMALL-CAP INDEX   RUSSELL 2000 INDEX
5/19/97                                                                     $50,000                  $50,000             $50,000
5/31/97                                                                     $52,170                  $52,226             $51,960
6/30/97                                                                     $54,690                  $54,942             $54,189
7/31/97                                                                     $58,415                  $58,075             $56,709
8/31/97                                                                     $59,485                  $59,380             $58,008
9/30/97                                                                     $63,965                  $64,039             $62,254
10/31/97                                                                    $61,205                  $61,244             $59,521
11/30/97                                                                    $60,550                  $60,687             $59,134
12/31/97                                                                    $61,920                  $61,958             $60,169
1/31/98                                                                     $60,400                  $60,983             $59,218
2/28/98                                                                     $65,175                  $66,026             $63,588
3/31/98                                                                     $68,050                  $69,002             $66,208
4/30/98                                                                     $68,430                  $69,473             $66,572

(2)The required minimum initial investment in the Select Shares is $50,000.

SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK-:
FUND HOLDINGS

The Schwab Small-Cap Index Fund (the Fund) invests primarily in common stocks of the Schwab Small-Cap Index-Registered Trademark-, an index created to represent the performance of common stocks of the second 1,000 largest U.S. companies, ranked by market capitalization. As of April 30, 1998, the aggregate market capitalization of stocks included in the index represented approximately 6.57% of the total market value of all publicly traded U.S. companies, as represented by the Wilshire 5000 Index.(1)

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS(2)

-------------------------------------------------
Ocean Energy Inc.                           0.31%
-------------------------------------------------
Interstate Energy Corp.                     0.28%
-------------------------------------------------
Comverse Technology Inc.                    0.26%
-------------------------------------------------
Pixar                                       0.24%
-------------------------------------------------
Ingram Mirco Inc.                           0.23%
-------------------------------------------------
Bethlehem Steel Corp.                       0.22%
-------------------------------------------------
CNB Bancshares Inc.                         0.22%
-------------------------------------------------
Delta & Pine Land Co.                       0.22%
-------------------------------------------------
Beckman Coulter Inc.                        0.21%
-------------------------------------------------
Waters Corp.                                0.21%
-------------------------------------------------

PORTFOLIO BY ECONOMIC SECTOR(2)

------------------------------------------------
Materials and Services                    23.89%
------------------------------------------------
Consumer Nondurables                      20.65%
------------------------------------------------
Technology                                16.41%
------------------------------------------------
Finance                                   14.85%
------------------------------------------------
Capital Goods                              6.80%
------------------------------------------------
Utilities                                  5.62%
------------------------------------------------
Energy                                     4.88%
------------------------------------------------
Consumer Durables                          4.06%
------------------------------------------------
Transportation                             2.85%
------------------------------------------------

(1)Source: Wilshire Associates. The U.S. stock market is represented by the Wilshire 5000 Index.

(2)Both the top 10 holdings and the economic sector percentages may not be indicative of current or future investments. A complete list of the Fund's investments as of 4/30/98 can be found in the Schedule of Investments later in this report.

SCHWAB SMALL-CAP INDEX FUND:
FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

Q. HOW DID THE FUND PERFORM DURING THE
REPORTING PERIOD?

A. The Fund achieved strong total returns for the six-month reporting period:
11.75% and 11.80% for the Investor Shares and Select Shares-TM-, respectively. Both classes of shares closely tracked the Fund's benchmark, the Schwab Small-Cap Index-Registered Trademark-. Although the Fund's six-month returns are impressive in absolute terms, they lagged those of the U.S. large-cap equity sector. As the table below shows, however, the Fund did manage to outperform the average U.S. small-cap fund over the six-month AND three-year periods ended April 30, 1998.(1) The Fund's outperformance was even greater on an after-tax basis, a direct result of its tax-efficient investment strategy.

                                BEFORE TAX:         AFTER TAX:
                                          THREE        THREE
                          SIX MONTHS     YEARS*       YEARS*
---------------------------------------------------------------
Investor Shares               11.75%       24.00%       23.76%
---------------------------------------------------------------
Select Shares                 11.80%           --           --
---------------------------------------------------------------
Average
Small-Cap Fund                 8.94%       23.97%       20.78%
---------------------------------------------------------------

*Three-year returns represent average annual total returns over the three-year period.

Q. HOW DID THE PERFORMANCE OF THE SCHWAB SMALL-CAP INDEX COMPARE WITH THAT OF THE RUSSELL 2000-REGISTERED TRADEMARK-INDEX?

A. As shown in the performance figures on page 21, the Schwab Small-Cap Index outperformed the Russell 2000 Index of small-cap stocks by nearly 1.5 percent-age points for the six-month reporting period as well as on an inception-to-date basis.

Q. WHY CAN INDEX FUNDS BE A SOUND WAY TO IMPLEMENT AN ASSET ALLOCATION PLAN?

A. One frequently cited study has shown that the manner in which an investor allocates his or her portfolio among different asset classes can determine the vast majority of the variance in the portfolio's returns.(2) Unless investors build their portfolios with investments that are designed to consistently deliver the performance of the asset classes they wish to track, their portfolios may not behave as they expect.

Index funds can be an excellent choice to implement an asset allocation plan because they seek to invest only in the intended asset class and therefore should, because of their investment objectives, achieve returns that closely track those of that benchmark asset class. Index funds should not be subject to the "style drift" that investors may face with many actively managed funds. Consistent with their mission to track their benchmarks, index funds also usually maintain minimal cash holdings.

In addition to seeking to deliver consistent asset class performance, index funds are typically efficient from both a cost and a tax standpoint. Most index funds minimize their trading and operating costs by keeping

(1)Source: Morningstar, Inc. Returns are load-adjusted. The Small-Cap Fund category contains 393 and 249 funds, respectively, with six-month and three-year track records as of 4/30/98. These funds may or may not follow a tax-efficient strategy similar to that followed by the Schwab Small-Cap Index Fund. Also, although many mutual funds have multiple classes of shares, the category average includes only those funds that were classified by Morningstar as a distinct portfolio. This typically means that a fund's oldest class of shares was used.

(2)Source: FINANCIAL ANALYSTS JOURNAL, Brinson, Singer, Beebower, May/June 1991.

SCHWAB SMALL-CAP INDEX FUND:
FUND DISCUSSION (continued)

both portfolio turnover and operating expense ratios low. These savings are passed on to investors in the form of higher returns.

Q. DO INDEX FUNDS REDUCE INVESTMENT RISK?

A. It depends on the type of risk. Most investment risks can be categorized as either SYSTEMATIC (non-diversifiable) or NONSYSTEMATIC (diversifiable).

Systematic or nondiversifiable risks are those that may affect all stocks or bonds, such as a bear market caused by adverse economic conditions. Index funds do not safeguard against this type of risk. Their goal is to consistently track their benchmark, regardless of how it is performing. They also generally maintain minimal cash balances, so they do not build up a defensive cash position in a negative market environment.

Nonsystematic risks are those that affect a particular stock or bond, such as a decline in demand for a company's product or a negative earnings surprise. Nonsystematic risk is also referred to as "diversifiable risk," because an investor can reduce it by diversifying his or her portfolio across a sufficiently large number of companies. Since most broad-based index funds purchase many--in some cases, hundreds of-- securities, they can be extremely effective at minimizing nonsystematic or company-specific risk.

Q. BECAUSE THE STOCK MARKET HAS REACHED RECORD HIGHS, IS IT TIME TO RETHINK MY ALLOCATION TO STOCKS?

A. Whenever the returns of asset classes have diverged significantly from one another, it can be prudent to review your portfolio's asset allocation. For example, U.S. large-cap stocks dramatically outperformed U.S. bonds over the three-year period ended April 30, 1998. This performance disparity is illustrated by the average annual returns of the Schwab 1000 Fund and the Schwab Total Bond Market Index Fund over that period: The Schwab 1000 Fund, which invests in large-cap domestic equities, gained 30.92%, whereas the Schwab Total Bond Market Index Fund rose 8.84%.(1)

This disparity may have caused an investor's portfolio asset allocation to shift, as the following example illustrates. Assume that an investor had a hypothetical asset allocation of 60% stocks and 40% bonds (investing in just these two Funds) at the beginning of the three-year period, and reinvested all Fund distributions. By the end of the period, the portfolio's asset allocation mix would have shifted to 72% stocks and 28% bonds--a significant divergence from the investor's original strategy (see chart on the following page).

We feel that investors should focus on their own risk profiles, time horizons and income needs to determine the appropriate level of stocks and bonds in their portfolios. Because bond returns historically have not been well correlated with stock returns,(2) combining bonds in a portfolio with other asset classes can be effective in reducing total portfolio volatility.

(1)Total return assumes reinvestment of all dividends and capital gains distributions, if any. Past performance is no guarantee of future results. Principal value and investment returns will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. A portion of both Funds' expenses was reduced during the period. Without these reductions, the Funds' total returns would have been lower. As of 4/30/98, the one-year and average annual five-year total returns for the Total Bond Market Index Fund were 11.34% and 7.25%, respectively. As of 3/31/98, the one-year, average annual five-year and average annual since-inception (3/5/93) total returns for the Total Bond Market Index Fund were 13.05%, 7.47% and 6.80%, respectively.

(2)For the 20-year period ended 12/31/97, the correlation of large-cap stock returns and government bond returns has been 0.38. Source: Symphony Asset Management.

                                                                     4/30/95 PORTFOLIO     THREE-YEAR     4/30/98 PORTFOLIO
                                                                     VALUE    ALLOCATION     GROWTH       VALUE    ALLOCATION
------------------------------------------------------------------------------------------------------------------------------
Schwab 1000 Fund-Registered Trademark-                                $6,000         60%       $7,464     $13,464         72%
------------------------------------------------------------------------------------------------------------------------------
Total Bond Market Index Fund                                          $4,000         40%       $1,157      $5,157         28%
------------------------------------------------------------------------------------------------------------------------------
Total Portfolio Value                                                $10,000        100%       $8,621     $18,621        100%

Q. GIVEN THE RECENT UNDERPERFORMANCE OF SMALL-CAP STOCKS, IS THERE STILL A REASON TO INVEST IN THEM?

A. If history is any guide, yes. As the first of the graphs at the right illustrates, the total returns of U.S. large-cap and small-cap stocks have been fairly comparable over extended periods of time--such as from 1970 to 1997. Over the past 28 years, small-caps have outperformed large-caps 14 times, over varying lengths of time, as the second graph illustrates. In the remaining 14 years, large-caps outperformed small-caps. There appears to be little, if any, predictability to this seesaw effect. That's why it can be wise for an investor to consider diversifying his or her portfolio by holding both small- and large-cap stocks. For example, small-cap stocks generally outperformed large-cap stocks from 1991 to 1993. Large-cap stocks were the winners from 1994 through 1997. Although not readily apparent from viewing these graphs, small-cap stocks have also exhibited a higher level of volatility over the period shown. In addition, there is generally less publicly available information on small-cap stocks.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    LARGE-CAP AND SMALL-CAP CUMULATIVE RETURNS:
                     1970-1997
       GROWTH OF A HYPOTHETICAL $1 INVESTMENT
                                                       LARGE-CAP     SMALL-CAP
                                                       CUMULATIVE    CUMULATIVE
                                                         RETURN        RETURN
1970                                                          1.04          0.88
1971                                                          1.19          1.05
1972                                                          1.41          1.09
1973                                                          1.21          0.69
1974                                                          0.89          0.50
1975                                                          1.22          0.82
1976                                                          1.51          1.24
1977                                                          1.40          1.47
1978                                                          1.49          1.73
1979                                                          1.77          2.50
1980                                                          2.34          3.34
1981                                                          2.22          3.47
1982                                                          2.70          4.45
1983                                                          3.31          5.79
1984                                                          3.52          5.49
1985                                                          4.65          7.22
1986                                                          5.51          7.73
1987                                                          5.79          7.03
1988                                                          6.77          8.71
1989                                                          8.90         10.12
1990                                                          8.62          8.08
1991                                                         11.25         12.06
1992                                                         12.11         14.41
1993                                                         13.32         17.08
1994                                                         13.50         16.76
1995                                                         18.55         21.93
1996                                                         22.83         25.93
1997                                                         30.44         32.81

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   LARGE-CAP AND SMALL-CAP
    RELATIVE PERFORMANCE:
          1970-1997
1970                                16.3%
1971                                -5.8%
1972                                15.4%
1973                                22.0%
1974                                 1.5%
1975                               -27.1%
1976                               -27.3%
1977                               -26.0%
1978                               -11.5%
1979                               -25.8%
1980                                -1.0%
1981                                -8.9%
1982                                -6.9%
1983                                -7.5%
1984                                11.5%
1985                                 0.6%
1986                                11.3%
1987                                14.3%
1988                                -7.1%
1989                                15.3%
1990                                17.0%
1991                               -18.7%
1992                               -11.8%
1993                                -8.5%
1994                                 3.2%
1995                                 6.6%
1996                                 4.8%
1997                                 6.8%
Large-Caps Outperformed
Small-Caps Outperformed

Source: Schwab's Center for Investment Research. Large-cap stocks are represented by the S&P 500-Registered Trademark- Index; small-cap stocks are represented by the Russell 2000-Registered Trademark- Index.

SCHWAB INTERNATIONAL INDEX FUND-REGISTERED TRADEMARK- INVESTOR SHARES FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 4/30/98

                                                                               Since
                                                                             Inception
                                        Six Months   One Year   Three Years  (9/9/93)
--------------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX
FUND INVESTOR SHARES(1)                     14.55%      21.98%      12.55%      10.48%
--------------------------------------------------------------------------------------
Schwab International Index-Registered
Trademark-                                  15.15%      21.76%      12.72%      11.01%
--------------------------------------------------------------------------------------
Index Tracking Differential                  0.60%       0.22%       0.17%       0.53%
--------------------------------------------------------------------------------------
MSCI-EAFE-Registered Trademark- Index       15.44%      18.91%       9.50%       8.66%
--------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 3/31/98

                                                                               Since
                                                                             Inception
                                        Six Months   One Year   Three Years  (9/9/93)
--------------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX
FUND INVESTOR SHARES(1)                      4.67%      22.04%      13.62%      10.51%
--------------------------------------------------------------------------------------

(1)The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.58% for the Investor Shares. Without fee waivers and guarantees, as of 4/30/98, the six-month, one-year, average annual three-year and average annual since-inception total returns would have been 14.13%, 21.20%, 11.96% and 9.92%, respectively, for the Investor Shares. As of 3/31/98, the six-month, one-year, average annual three-year and average annual since-inception total returns would have been 4.30%, 21.29%, 13.05% and 9.96%, respectively.

TAX-SMART INVESTMENT STRATEGY

The Schwab International Index Fund seeks to maximize its after-tax performance by using a strategy that helps reduce capital gains distributions. This strategy is designed to help investors keep more of what their money earns. The chart below illustrates the effects of this strategy on the three-year performance of the Schwab International Index Fund Investor Shares.

THREE-YEAR AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/98

                             Before      After     % Lost
                               Tax      Tax(2)    to Taxes
-----------------------------------------------------------
Schwab International
Index Fund
Investor Shares(3)             12.55%     11.99%      0.56%
-----------------------------------------------------------
Average Foreign Fund(4)        13.14%     11.42%      1.72%
-----------------------------------------------------------

(2)After-tax returns assume the maximum federal income tax rate of 39.6% on dividends and 28% on capital gains distributions. Tax rates vary and may be higher or lower than those shown.

(3)The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.58%. Without fee waivers and guarantees, the Investor Shares' returns would have been lower.

(4)Source: Morningstar, Inc. Returns are load-adjusted. The Foreign Fund category contains 185 funds with three-year track records as of 4/30/98. These funds may or may not follow a tax-efficient strategy similar to that followed by the Schwab International Index Fund. Also, although many mutual funds have multiple classes of shares, the category average includes only those funds that were classified by Morningstar as a distinct portfolio. This typically means that a fund's oldest class of shares was used.

This graph compares the growth of a hypothetical $10,000 investment in the Schwab International Index Fund Investor Shares, made at its inception, with similar investments in the Schwab International Index-Registered Trademark- and the Morgan Stanley Capital International Europe, Australasia, Far
East-Registered Trademark- (MSCI-EAFE) Index.

Also shown is the difference between the total returns of the Schwab International Index and the Schwab International Index Fund, which is often referred to as the "tracking differential." (See page 9 for a more detailed discussion.)

THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   SCHWAB INTERNATIONAL
INDEX FUND INVESTOR SHARES
 GROWTH OF A HYPOTHETICAL
    $10,000 INVESTMENT
                            SCHWAB INTERNATIONAL
                             INDEX FUND INVESTOR   SCHWAB INTERNATIONAL    MSCI-EAFE
                                   SHARES                  INDEX             INDEX
9/9/93                                    $10,000                $10,000       $10,000
9/30/93                                    $9,770                 $9,786        $9,749
10/31/93                                  $10,150                $10,167       $10,049
11/30/93                                   $9,420                 $9,454        $9,171
12/31/93                                  $10,096                $10,137        $9,833
1/31/94                                   $10,769                $10,823       $10,664
2/28/94                                   $10,558                $10,623       $10,634
3/31/94                                   $10,156                $10,172       $10,176
4/30/94                                   $10,458                $10,544       $10,607
5/31/94                                   $10,407                $10,448       $10,547
6/30/94                                   $10,488                $10,508       $10,695
7/31/94                                   $10,649                $10,692       $10,798
8/31/94                                   $10,941                $10,999       $11,054
9/30/94                                   $10,559                $10,621       $10,706
10/31/94                                  $10,950                $11,026       $11,062
11/30/94                                  $10,428                $10,478       $10,530
12/31/94                                  $10,484                $10,564       $10,597
1/31/95                                   $10,108                $10,254       $10,190
2/28/95                                   $10,189                $10,282       $10,160
3/31/95                                   $10,759                $10,964       $10,794
4/30/95                                   $11,145                $11,346       $11,200
5/31/95                                   $11,176                $11,303       $11,067
6/30/95                                   $11,064                $11,168       $10,873
7/31/95                                   $11,623                $11,826       $11,551
8/31/95                                   $11,237                $11,384       $11,111
9/30/95                                   $11,470                $11,661       $11,327
10/31/95                                  $11,318                $11,461       $11,023
11/30/95                                  $11,562                $11,782       $11,329
12/31/95                                  $11,975                $12,238       $11,786
1/31/96                                   $12,006                $12,277       $11,834
2/29/96                                   $12,026                $12,300       $11,874
3/31/96                                   $12,232                $12,529       $12,126
4/30/96                                   $12,530                $12,826       $12,479
5/31/96                                   $12,396                $12,674       $12,249
6/30/96                                   $12,489                $12,761       $12,318
7/31/96                                   $12,139                $12,430       $11,958
8/31/96                                   $12,253                $12,538       $11,985
9/30/96                                   $12,592                $12,907       $12,303
10/31/96                                  $12,571                $12,863       $12,178
11/30/96                                  $13,136                $13,460       $12,663
12/31/96                                  $13,067                $13,341       $12,499
1/31/97                                   $12,640                $12,898       $12,062
2/28/97                                   $12,827                $13,114       $12,260
3/31/97                                   $12,932                $13,202       $12,304
4/30/97                                   $13,025                $13,344       $12,369
5/31/97                                   $13,984                $14,324       $13,174
6/30/97                                   $14,766                $15,160       $13,900
7/31/97                                   $15,214                $15,570       $14,125
8/31/97                                   $14,109                $14,447       $13,070
9/30/97                                   $15,078                $15,354       $13,802
10/31/97                                  $13,869                $14,110       $12,741
11/30/97                                  $13,859                $14,055       $12,611
12/31/97                                  $14,022                $14,254       $12,720
1/31/98                                   $14,538                $14,830       $13,302
2/28/98                                   $15,382                $15,727       $14,156
3/31/98                                   $15,782                $16,139       $14,592
4/30/98                                   $15,888                $16,248       $14,707

SCHWAB INTERNATIONAL INDEX FUND-REGISTERED TRADEMARK- SELECT SHARES-TM-FUND PERFORMANCE

CUMULATIVE TOTAL RETURNS FOR THE PERIODS ENDED 4/30/98

                      Six Months   Since Inception (5/19/97)
------------------------------------------------------------
SCHWAB INTERNATIONAL
INDEX FUND
SELECT SHARES(1)        14.62%              12.35%
------------------------------------------------------------
Schwab International
Index-Registered
Trademark-              15.15%              11.81%
------------------------------------------------------------
Index Tracking
Differential             0.53%              -0.54%
------------------------------------------------------------
MSCI-EAFE-Registered
Trademark- Index        15.44%               9.96%
------------------------------------------------------------

CUMULATIVE TOTAL RETURNS FOR THE PERIODS ENDED 3/31/98

                      Six Months   Since Inception (5/19/97)
------------------------------------------------------------
SCHWAB INTERNATIONAL
INDEX FUND
SELECT SHARES(1)         4.81%              11.60%
------------------------------------------------------------

(1)The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.47% for the Select Shares. Without fee waivers and guarantees, as of 4/30/98, the six-month and since-inception total returns would have been 14.16% and 11.11%, respectively, for the Select Shares. As of 3/31/98, the six-month and since-inception total returns would have been 4.39% and 10.44%, respectively.

This graph compares the growth of a hypothetical $50,000 investment(2) in the Schwab International Index Fund Select Shares, made at its inception, with a similar investment in the Schwab International Index and the MSCI-EAFE Index.

Also shown is the difference between the total returns of the Schwab International Index and the Schwab International Index Fund, often referred to as the "tracking differential." (See page 9 for a more detailed discussion.)

THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  SCHWAB INTERNATIONAL
INDEX FUND SELECT SHARES
GROWTH OF A HYPOTHETICAL
   $50,000 INVESTMENT
                          SCHWAB INTERNATIONAL
                            INDEX FUND SELECT    SCHWAB INTERNATIONAL    MSCI-EAFE
                                 SHARES                  INDEX             INDEX
5/19/97                                 $50,000                $50,000       $50,000
5/31/97                                 $49,375                $49,283       $49,248
6/30/97                                 $52,170                $52,161       $51,961
7/31/97                                 $53,755                $53,571       $52,803
8/31/97                                 $49,815                $49,706       $48,859
9/30/97                                 $53,240                $52,827       $51,595
10/31/97                                $49,005                $48,550       $47,627
11/30/97                                $48,970                $48,360       $47,141
12/31/97                                $49,580                $49,042       $47,551
1/31/98                                 $51,405                $51,027       $49,725
2/28/98                                 $54,385                $54,111       $52,917
3/31/98                                 $55,800                $55,529       $54,547
4/30/98                                 $56,175                $55,905       $54,978

(2)The required minimum initial investment in the Select Shares is $50,000.

SCHWAB INTERNATIONAL INDEX FUND:
FUND HOLDINGS

The Schwab International Index Fund (the Fund) invests primarily in common stocks of the Schwab International Index-Registered Trademark-, an index created to represent the performance of common stocks and other equity securities issued by large, publicly traded companies from countries around the world with major developed securities markets, excluding the United States. As of April 30, 1998, the aggregate market capitalization of stocks included in the index represented approximately 54% of the total market value of all publicly traded non-U.S. companies.(1)

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS(2)

-------------------------------------------------
Royal Dutch Petroleum Co.                   1.95%
-------------------------------------------------
Nippon Telegraph & Telephone Corp.          1.84%
-------------------------------------------------
Novartis AG                                 1.70%
-------------------------------------------------
Glaxo Wellcome PLC                          1.65%
-------------------------------------------------
Toyota Motor Corp.                          1.62%
-------------------------------------------------
British Petroleum Co.                       1.38%
-------------------------------------------------
Lloyds TSB Group PLC                        1.26%
-------------------------------------------------
Nestle SA                                   1.26%
-------------------------------------------------
Roche Group Holdings AG                     1.17%
-------------------------------------------------
Shell Transport & Trading Co.               1.13%
-------------------------------------------------

EQUITY HOLDINGS BY COUNTRY(2)

------------------------------------------------
United Kingdom                            23.68%
------------------------------------------------
Japan                                     22.92%
------------------------------------------------
Germany                                   10.26%
------------------------------------------------
Switzerland                                8.53%
------------------------------------------------
France                                     7.72%
------------------------------------------------
Netherlands                                7.23%
------------------------------------------------
Canada                                     4.16%
------------------------------------------------
Italy                                      3.49%
------------------------------------------------
Spain                                      3.23%
------------------------------------------------
Sweden                                     2.78%
------------------------------------------------
Hong Kong                                  2.10%
------------------------------------------------
Australia                                  1.52%
------------------------------------------------
Belgium                                    1.15%
------------------------------------------------
Denmark                                    0.73%
------------------------------------------------
Singapore                                  0.53%
------------------------------------------------

(1)Source: Wilshire Associates.

(2)Both the top 10 holdings and the percentages invested by country may not be indicative of current or future investments. A complete list of the Fund's investments as of 4/30/98 can be found in the Schedule of Investments later in this report.

SCHWAB INTERNATIONAL INDEX FUND-REGISTERED TRADEMARK-:
FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

Q. HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A. The Fund achieved strong total returns for the six-month reporting period:
14.55% and 14.62% for the Investor Shares and Select Shares-TM-, respectively. Both classes of shares closely tracked the Fund's benchmark, the Schwab International Index-Registered Trademark-. Although the Fund's six-month returns are impressive in absolute terms, they lagged those of the domestic large-cap equity sector. The Fund outperformed the average foreign fund for the six-month period but underperformed for the three-year period ended April 30, 1998, both by relatively small amounts. Because of the Fund's tax-efficient investment strategy, however, its three-year after-tax performance exceeded the average foreign fund by approximately 0.5% annually.(1)

                                    BEFORE TAX:         AFTER TAX:
                                              THREE        THREE
                              SIX MONTHS     YEARS*       YEARS*
-------------------------------------------------------------------
Investor Shares                   14.55%       12.55%       11.99%
-------------------------------------------------------------------
Select Shares                     14.62%           --           --
-------------------------------------------------------------------
Average Foreign Fund              14.12%       13.14%       11.42%
-------------------------------------------------------------------

*Three-year returns represent average annual total returns over the three-year period.

Q. HOW DID THE PERFORMANCE OF THE SCHWAB INTERNATIONAL INDEX COMPARE WITH THAT OF THE MSCI-EAFE-REGISTERED TRADEMARK- INDEX?

A. As indicated in the performance figures on page 28, the Schwab International Index lagged the MSCI-EAFE
Index by approximately 0.29 percentage point over the six-month reporting period. On an inception-to-datebasis, however, the Schwab International Index has outperformed the MSCI-EAFE Index by approxi-mately two percentage points annually. As we have discussed in previous reports, these two indices are constructed differently, particularly in that they have somewhat different country weightings, so we anticipate that their performances will occasionally diverge in the future.

Q. WHY CAN INDEX FUNDS BE A SOUND WAY TO IMPLEMENT AN ASSET ALLOCATION PLAN?

A. One frequently cited study has shown that the manner in which an investor allocates his or her portfolio among different asset classes can determine the vast majority of the variance in the portfolio's returns.(2) Unless investors build their portfolios with investments that are designed to consistently deliver the performance of the asset classes they wish to track, their portfolios may not behave as they expect.

Index funds can be an excellent choice to implement an asset allocation plan because they seek to invest only in the intended asset class and therefore should, because of their investment objectives, achieve returns that closely track those of that benchmark asset class. Index funds should not be subject to the "style drift" that investors may face with many actively managed funds. Consistent with their mission to track their benchmarks, index funds also usually maintain minimal cash holdings.

(1)Source: Morningstar, Inc. Returns are load-adjusted. The Foreign Fund category contains 271 and 185 funds, respectively, with six-month and three-year track records as of 4/30/98. These funds may or may not follow a tax-efficient strategy similar to that followed by the Schwab International Index Fund. Also, although many mutual funds have multiple classes of shares, the category average includes only those funds that were classified by Morningstar as a distinct portfolio. This typically means that a fund's oldest class of shares was used.

(2)Source: FINANCIAL ANALYSTS JOURNAL, Brinson, Singer, Beebower, May/June 1991.

In addition to seeking to deliver consistent asset class performance, index funds are typically efficient from both a cost and a tax standpoint. Most index funds minimize their trading and operating costs by keeping both portfolio turnover and operating expense ratios low. These savings are passed on to investors in the form of higher returns.

Q. DO INDEX FUNDS REDUCE INVESTMENT RISK?

A. It depends on the type of risk. Most investment risks can be categorized as either SYSTEMATIC (non-diversifiable) or NONSYSTEMATIC (diversifiable).

Systematic or nondiversifiable risks are those that may affect all stocks or bonds, such as a bear market caused by adverse economic conditions. Index funds do not safeguard against this type of risk. Their goal is to consistently track their benchmark, regardless of how it is performing. They also generally maintain minimal cash balances, so they do not build up a defensive cash position in a negative market environment.

Nonsystematic risks are those that affect a particular stock or bond, such as a decline in demand for a company's product or a negative earnings surprise. Nonsystematic risk is also referred to as "diversifiable risk," because an investor can reduce it by diversifying his or her portfolio across a sufficiently large number of companies. Since most broad-based index funds purchase many--in some cases, hundreds of--securities, they can be extremely effective at minimizing nonsystematic or company-specific risk.

Q. BECAUSE THE STOCK MARKET HAS REACHED RECORD HIGHS, IS IT TIME TO RETHINK MY ALLOCATION TO STOCKS?

A. Whenever the returns of asset classes have diverged significantly from one another, it can be prudent to review your portfolio's asset allocation. For example, U.S. large-cap stocks dramatically outperformed U.S. bonds over the three-year period ended April 30, 1998. This performance disparity is illustrated by the average annual returns of the Schwab 1000 Fund-Registered Trademark- and the Schwab Total Bond Market Index Fund over that period: The Schwab 1000 Fund, which invests in large-cap domestic equities, gained 30.92%, whereas the Schwab Total Bond Market Index Fund rose 8.84%.(1)

This disparity may have caused an investor's portfolio asset allocation to shift, as the following example illustrates. Assume that an investor had a hypothetical asset allocation of 60% stocks and 40% bonds (investing in just these two Funds) at the beginning of the three-year period, and reinvested all Fund distributions. By the end of the period, the portfolio's asset allocation mix would have shifted to 72% stocks and 28% bonds--a significant divergence from the investor's original strategy (see chart on the following page).

We feel that investors should focus on their own risk profiles, time horizons and income needs to determine the appropriate level of stocks and bonds in their portfolios. Because bond returns historically have not been well correlated with stock returns,(2) combining bonds in a portfolio with other asset classes can be effective in reducing total portfolio volatility.

(1)Total return assumes reinvestment of all dividends and capital gains distributions, if any. Past performance is no guarantee of future results. Principal value and investment returns will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. A portion of both Funds' expenses was reduced during the period. Without these reductions, the Funds' total returns would have been lower. As of 4/30/98, the one-year and average annual five-year total returns for the Total Bond Market Index Fund were 11.34% and 7.25%, respectively. As of 3/31/98, the one-year, average annual five-year and average annual since-inception (3/5/93) total returns for the Total Bond Market Index Fund were 13.05%, 7.47% and 6.80%, respectively.

(2)For the 20-year period ended 12/31/97, the correlation of large-cap stock returns and government bond returns has been 0.38. Source: Symphony Asset Management.

SCHWAB INTERNATIONAL INDEX FUND-REGISTERED TRADEMARK-:
FUND DISCUSSION (continued)

                                                                        4/30/95 PORTFOLIO     THREE-YEAR     4/30/98 PORTFOLIO
                                                                        VALUE    ALLOCATION     GROWTH       VALUE    ALLOCATION
---------------------------------------------------------------------------------------------------------------------------------
Schwab 1000 Fund-Registered Trademark-                                   $6,000         60%       $7,464     $13,464         72%
---------------------------------------------------------------------------------------------------------------------------------
Total Bond Market Index Fund                                             $4,000         40%       $1,157      $5,157         28%
---------------------------------------------------------------------------------------------------------------------------------
Total Portfolio Value                                                   $10,000        100%       $8,621     $18,621        100%

Q. WHAT IMPACT HAS THE FINANCIAL TURMOIL IN MANY ASIAN COUNTRIES HAD ON THE
FUND?

A. As discussed in the MARKET OVERVIEW section, most Asian markets suffered large losses during the reporting period. Although well-diversified across many developed securities markets, the Schwab International Index-Registered Trademark- does have exposure to several Asian countries, and that had a negative impact on the Fund's returns for the period. The table at the right shows the Fund's weightings in various Asian markets as of April 30, 1998, as well as each market's return during the reporting period (according to MSCI). The strong returns of several European countries, however, helped offset the negative returns of the Asian markets represented in the Fund.

                                                  COUNTRY
                                                  RETURNS
                                  % OF FUND       FOR SIX
                                    ASSETS        MONTHS
                                  (4/30/98)    ENDED 4/30/98
------------------------------------------------------------
Japan                                 22.92%       (10.39%)
------------------------------------------------------------
Singapore                              0.53%        (4.02%)
------------------------------------------------------------
Hong Kong                              2.10%       (11.63%)
------------------------------------------------------------

The Schwab International Index is a capitalization-weighted index, which means that each country's percentage representation in the index is based on the total size, or market capitalization, of the index stocks in the market. To ensure that the Schwab International Index remains sufficiently diversified, the Manager limits the maximum representation of any one country to 35% of the index.

SCHWAB S&P 500 FUND:
STATEMENT OF NET ASSETS
April 30, 1998 (Unaudited)

                                                 Number       Value
                                                of Shares     (000s)
                                               -----------  ----------
 COMMON STOCK--98.6%
 AEROSPACE / DEFENSE--1.6%
Boeing Co.                                         325,854  $   16,312
General Dynamics Corp.                              48,862       2,064
Lockheed Martin Corp.                               61,805       6,884
Northrop Grumman Corp.                              22,439       2,372
Raytheon Co. Class B                               109,894       6,230
Textron, Inc.                                       58,145       4,550
United Technologies Corp.                           74,792       7,362
                                                            ----------
                                                                45,774
                                                            ----------
 AIR TRANSPORTATION--0.5%
AMR Corp.+                                          29,592       4,510
Delta Airlines, Inc.                                24,353       2,831
FDX Corp.+                                          52,144       3,546
Southwest Airlines Co.                              64,408       1,767
US Airways Group, Inc.+                             30,390       2,161
                                                            ----------
                                                                14,815
                                                            ----------
 ALCOHOLIC BEVERAGES--0.5%
Adolph Coors Co. Class B                            13,077         468
Anheuser-Busch Companies, Inc.                     156,527       7,170
Brown-Forman Corp. Class B                          26,844       1,520
Seagram Co., Ltd.                                  113,775       4,857
                                                            ----------
                                                                14,015
                                                            ----------
 APPAREL--0.3%
Fruit of the Loom, Inc. Class A+                    20,553         768
Liz Claiborne, Inc.                                 18,646         917
Nike, Inc. Class B                                  99,503       4,752
Reebok International Ltd.+                          14,018         412
Russell Corp.                                       12,276         331
Springs Industries, Inc.                             5,942         327
V.F. Corp.                                          41,262       2,146
                                                            ----------
                                                                 9,653
                                                            ----------
 AUTOMOTIVE PRODUCTS / MOTOR VEHICLES--2.1%
BF Goodrich Co.                                     26,613       1,432
Chrysler Corp.                                     216,109       8,685
Cooper Tire & Rubber Co.                            29,764         711
Cummins Engine Co., Inc.                            10,280         559
Dana Corp.                                          31,218       1,846
Eaton Corp.                                         26,161       2,417
Echlin, Inc.                                        17,632         834
Fleetwood Enterprises, Inc.                         11,175         516

                                                 Number       Value
                                                of Shares     (000s)
                                               -----------  ----------
Ford Motor Co.                                     390,495  $   17,889
General Motors Corp.                               227,123      15,302
Genuine Parts Co.                                   50,876       1,832
Goodyear Tire & Rubber Co.                          48,326       3,382
Navistar International Corp.+                       21,753         650
Paccar, Inc.                                        21,163       1,257
TRW, Inc.                                           38,857       2,052
                                                            ----------
                                                                59,364
                                                            ----------
 BANKS--8.9%
Banc One Corp.                                     209,239      12,306
Bank of New York Co., Inc.                         117,693       6,951
BankAmerica Corp.                                  224,059      19,045
BankBoston Corp.                                    48,904       5,279
Bankers Trust New York Corp.                        30,608       3,952
BB & T Corp.                                        51,086       3,436
Chase Manhattan Corp.                              134,485      18,635
Citicorp                                           150,857      22,704
Comerica, Inc.                                      53,130       3,556
Fifth Third Bancorp                                 71,283       3,921
First Chicago NBD Corp.                             99,818       9,271
First Union Corp.                                  317,421      19,164
Fleet Financial Group, Inc.                         87,122       7,525
Huntington Bancshares, Inc.                         58,299       2,073
J.P. Morgan & Co., Inc.                             56,374       7,399
KeyCorp, Inc.                                      138,308       5,489
MBNA Corp.                                         162,947       5,520
Mellon Bank Corp.                                   78,426       5,647
Mercantile Bancorp. Inc.                            45,900       2,542
National City Corp.                                110,850       7,676
NationsBank Corp.                                  303,161      22,963
Northern Trust Corp.                                36,900       2,694
Norwest Corp.                                      250,066       9,924
PNC Bank Corp.                                     100,541       6,076
Republic New York Corp.                             19,315       2,583
State Street Corp.                                  55,435       3,964
Summit Bancorp.                                     54,500       2,732
SunTrust Banks, Inc.                                68,947       5,615
Synovus Financial Corp.                             52,165       1,836
U. S. Bancorp.                                      79,927      10,151
Wachovia Corp.                                      65,226       5,540
Wells Fargo & Co.                                   27,584      10,165
                                                            ----------
                                                               256,334
                                                            ----------
 BUSINESS MACHINES & SOFTWARE--9.2%
3COM Corp.+                                        123,420       4,227
Adobe Systems, Inc.                                 17,752         889

SCHWAB S&P 500 FUND:
STATEMENT OF NET ASSETS (continued)
April 30, 1998 (Unaudited)

                                                 Number       Value
                                                of Shares     (000s)
                                               -----------  ----------
Apple Computer, Inc.+                               34,166  $      935
Autodesk, Inc.                                      11,000         517
Bay Networks, Inc.+                                 64,040       1,501
Cabletron Systems, Inc.                             39,329         521
Ceridian Corp.+                                     22,560       1,276
Cisco Systems, Inc.+                               333,497      24,429
Compaq Computer Corp.                              494,238      13,870
Computer Associates International, Inc.            173,990      10,189
Computer Sciences Corp.                             50,522       2,665
Data General Corp.+                                 16,600         253
Dell Computer Corp.+                               214,382      17,311
Digital Equipment Corp.+                            48,519       2,699
EMC Corp.                                          154,331       7,119
Gateway 2000, Inc.+                                 49,300       2,893
Hewlett-Packard Co.                                338,773      25,514
Honeywell, Inc.                                     39,166       3,647
International Business Machines Corp.              315,652      36,576
Microsoft Corp.+                                   785,306      70,776
Novell, Inc.+                                      110,829       1,108
Oracle Systems Corp.+                              324,997       8,409
Parametric Technology Corp.+                        78,732       2,517
Pitney Bowes, Inc.                                  95,602       4,589
Seagate Technology, Inc.+                           84,411       2,253
Silicon Graphics, Inc.+                             49,570         648
Sun Microsystems, Inc.+                            119,571       4,925
Unisys Corp.+                                       75,065       1,684
Xerox Corp.                                        106,162      12,049
                                                            ----------
                                                               265,989
                                                            ----------
 BUSINESS SERVICES--1.4%
Automatic Data Processing, Inc.                     98,112       6,567
Browning-Ferris Industries, Inc.                    60,313       2,058
Cognizant Corp.                                     53,743       2,764
Deluxe Corp.                                        27,372         917
Dun & Bradstreet Corp.                              50,656       1,798
Ecolab, Inc.                                        35,470       1,124
Equifax, Inc.                                       47,015       1,819
First Data Corp.                                   146,527       4,964
H & R Block, Inc.                                   33,817       1,522
IKON Office Solutions                               41,977       1,015
Interpublic Group of Companies, Inc.                40,760       2,604
Laidlaw, Inc.                                       97,187       1,355
Moore Corp. Ltd.                                    30,785         483
National Service Industries, Inc.                   18,094         979
Omnicom Group, Inc.+                                46,400       2,198
                                                 Number       Value
                                                of Shares     (000s)
                                               -----------  ----------
R.R. Donnelley & Sons Co.                           51,706  $    2,278
Waste Management, Inc.                             143,347       4,802
                                                            ----------
                                                                39,247
                                                            ----------
 CHEMICAL--2.4%
Air Products & Chemicals, Inc.                      41,629       3,619
Dow Chemical Co.                                    70,176       6,785
E.I. du Pont de Nemours & Co.                      370,962      27,011
Eastman Chemical Co.                                28,764       1,978
Great Lakes Chemical Corp.                          22,225       1,117
Hercules, Inc.                                      33,607       1,607
Minnesota Mining & Manufacturing Co.               128,768      12,152
Morton International, Inc.                          47,078       1,506
Nalco Chemical Co.                                  23,640         940
PPG Industries, Inc.                                63,375       4,480
Praxair, Inc.                                       48,930       2,462
Rohm & Haas Co.                                     22,029       2,375
Sigma-Aldrich Corp.                                 32,209       1,284
Union Carbide Corp.                                 36,260       1,759
W.R. Grace & Co.+                                   19,452         395
                                                            ----------
                                                                69,470
                                                            ----------
 CONSTRUCTION--0.3%
Armstrong World Industries, Inc.                    11,985       1,028
Centex Corp.                                        20,922         727
Crane Co.                                           18,046         971
Fluor Corp.                                         21,275       1,005
Kaufman & Broad Home Corp.                          17,481         508
Owens Corning                                       19,211         798
Pulte Corp.                                         12,744         652
Sherwin-Williams Co.                                61,261       2,183
The Stanley Works                                   30,586       1,566
                                                            ----------
                                                                 9,438
                                                            ----------
 CONSUMER--DURABLE--0.4%
Black & Decker Corp.                                39,297       2,029
Masco Corp.                                         48,745       2,827
Maytag Corp.                                        34,306       1,767
Newell Co.                                          54,332       2,625
Snap-on, Inc.                                       16,878         714
Whirlpool Corp.                                     20,556       1,480
                                                            ----------
                                                                11,442
                                                            ----------
 CONSUMER--NONDURABLE--1.0%
American Greetings Corp. Class A                    21,157         979

                                                 Number       Value
                                                of Shares     (000s)
                                               -----------  ----------
Corning, Inc.                                       75,682  $    3,027
Darden Restaurants, Inc.                            48,620         778
Hasbro, Inc.                                        46,665       1,718
Jostens, Inc.                                       18,082         428
Mattel, Inc.                                        94,307       3,613
McDonald's Corp.                                   228,937      14,166
Rubbermaid, Inc.                                    49,413       1,414
Tricon Global Restaurants, Inc.+                    47,050       1,494
Wendy's International, Inc.                         48,575       1,169
                                                            ----------
                                                                28,786
                                                            ----------
 CONTAINERS--0.2%
Ball Corp.                                           3,363         130
Bemis Co., Inc.                                     13,311         592
Crown Cork & Seal Co., Inc.                         44,268       2,305
Owens-Illinois, Inc.+                               44,993       1,780
Sealed Air Corp.+                                   24,426       1,531
Stone Container Corp.+                              25,308         414
                                                            ----------
                                                                 6,752
                                                            ----------
 ELECTRONICS--4.4%
Advanced Micro Devices, Inc.+                       38,294       1,063
AMP, Inc.                                           64,059       2,518
Applied Materials, Inc.+                           117,362       4,240
DSC Communications Corp.+                           29,945         539
EG&G, Inc.                                          13,296         401
General Instrument Corp.+                           40,508         909
General Signal Corp.                                15,805         695
Harris Corp.                                        29,166       1,411
Intel Corp.                                        534,212      43,171
KLA -Tencor Corp.+                                  23,275         938
LSI Logic Corp.+                                    39,297       1,066
Lucent Technologies, Inc.                          425,120      32,362
Micron Technology, Inc.+                            62,140       1,930
Motorola, Inc.                                     189,844      10,560
National Semiconductor Corp.+                       58,837       1,294
Perkin Elmer Corp.                                  17,091       1,169
Rockwell International Corp.                        61,236       3,425
Scientific-Atlanta, Inc.                            34,262         818
Tektronix, Inc.                                     10,305         443
Tellabs, Inc.+                                      62,578       4,435
Texas Instruments, Inc.                            130,701       8,373
Thermo Electron Corp.+                              53,614       2,135
Thomas & Betts Corp.                                20,315       1,186
                                                            ----------
                                                               125,081
                                                            ----------
                                                 Number       Value
                                                of Shares     (000s)
                                               -----------  ----------
 ENERGY--RAW MATERIALS--1.3%
Anadarko Petroleum Corp.                            21,425  $    1,569
Apache Corp.                                        36,489       1,291
Baker Hughes, Inc.                                  50,653       2,051
Burlington Resources, Inc.                          61,255       2,879
Dresser Industries, Inc.                            59,966       3,171
Halliburton Co.                                     83,763       4,607
Helmerich & Payne, Inc.                             13,504         412
Occidental Petroleum Corp.                         109,092       3,211
ONEOK, Inc.                                         12,365         501
Rowan Companies, Inc.+                              32,481         956
Schlumberger Ltd.                                  159,134      13,189
Union Pacific Resources Group                       89,762       2,143
Western Atlas, Inc.+                                14,613       1,154
                                                            ----------
                                                                37,134
                                                            ----------
 FOOD & AGRICULTURE--5.9%
Archer-Daniels Midland Co.                         177,406       3,814
Bestfoods, Inc.                                     93,000       5,103
Campbell Soup Co.                                  141,627       7,267
Coca-Cola Co.                                      794,282      60,268
ConAgra, Inc.                                      158,688       4,632
General Mills, Inc.                                 54,334       3,671
H.J. Heinz Co.                                     114,738       6,253
Hershey Foods Corp.                                 43,198       3,164
Kellogg Co.                                        135,162       5,575
Monsanto Co.                                       193,465      10,229
PepsiCo, Inc.                                      494,997      19,645
Pioneer Hi-Bred International, Inc.                 75,414       2,847
Quaker Oats Co.                                     47,487       2,469
Ralston Purina Co.                                  32,823       3,479
Sara Lee Corp.                                     154,069       9,177
SYSCO Corp.                                        107,728       2,565
Unilever NV                                        210,337      15,696
Wm. Wrigley Jr. Co.                                 37,343       3,324
                                                            ----------
                                                               169,178
                                                            ----------
 GOLD--0.2%
Barrick Gold Corp.                                 115,379       2,588
Battle Mountain Gold Co.                            51,580         371
Homestake Mining Co.                                73,807         858
Newmont Mining Corp.                                51,969       1,673
Placer Dome, Inc.                                   73,700       1,087
                                                            ----------
                                                                 6,577
                                                            ----------

SCHWAB S&P 500 FUND:
STATEMENT OF NET ASSETS (continued)
April 30, 1998 (Unaudited)

                                                 Number       Value
                                                of Shares     (000s)
                                               -----------  ----------
 HEALTHCARE / DRUG & MEDICINE--11.6%
Abbott Laboratories                                245,507  $   17,953
Allergan, Inc.                                      24,935       1,036
ALZA Corp.+                                         32,078       1,538
American Home Products Corp.                       209,655      19,524
Amgen, Inc.+                                        84,254       5,024
Bausch & Lomb, Inc.                                 23,816       1,177
Baxter International, Inc.                          88,884       4,928
Becton, Dickinson & Co.                             37,855       2,636
Biomet, Inc.                                        29,132         874
Boston Scientific Corp.+                            59,506       4,303
Bristol-Myers Squibb Co.                           323,282      34,227
C.R. Bard, Inc.                                     21,120         756
Cardinal Health, Inc.                               36,827       3,545
Columbia/HCA Healthcare Corp.                      219,916       7,243
Eli Lilly & Co.                                    354,324      24,648
Guidant Corp.                                       52,310       3,498
HBO & Co.                                           64,514       3,859
HealthSouth Corp.+                                 128,909       3,891
Humana, Inc.+                                       50,742       1,370
Johnson & Johnson                                  435,780      31,104
Mallinckrodt, Inc.                                  25,553         824
Manor Care, Inc.                                    28,033         983
Medtronic, Inc.                                    147,877       7,782
Merck & Co., Inc.                                  390,423      47,046
Pfizer, Inc.                                       420,200      47,825
Pharmacia & Upjohn, Inc.                           171,461       7,212
Schering-Plough Corp.                              237,931      19,064
Service Corp. International                         75,726       3,124
Shared Medical Systems Corp.                         9,852         719
St. Jude Medical, Inc.+                             26,392         935
Tenet Healthcare Corp.+                            101,633       3,805
United Healthcare Co.                               58,392       4,102
US Surgical Corp.                                   20,553         647
Warner Lambert Co.                                  89,967      17,021
                                                            ----------
                                                               334,223
                                                            ----------
 HOUSEHOLD PRODUCTS--2.6%
Alberto-Culver Co. Class B                          10,017         294
Avon Products, Inc.                                 40,277       3,310
Clorox Co.                                          37,016       3,105
Colgate-Palmolive Co.                               98,218       8,809
Gillette Co.                                       182,669      21,087
International Flavors & Fragrances, Inc.            36,628       1,792
Procter & Gamble Co.                               435,622      35,803
                                                 Number       Value
                                                of Shares     (000s)
                                               -----------  ----------
Tupperware Corp.                                    16,428  $      445
                                                            ----------
                                                                74,645
                                                            ----------
 INSURANCE--4.0%
Aetna, Inc.                                         53,758       4,344
Allstate Corp.                                     138,809      13,360
American General Corp.                              80,322       5,351
American International Group, Inc.                 227,465      29,927
Aon Corp.                                           50,499       3,257
Chubb Corp.                                         53,060       4,188
CIGNA Corp.                                         24,455       5,061
Cincinnati Financial Corp.                          19,415       2,473
Conseco, Inc.                                       55,493       2,754
General Re Corp.                                    25,466       5,693
Hartford Financial Services Group, Inc.             35,846       3,970
Jefferson-Pilot Corp.                               32,322       1,897
Lincoln National Corp.                              36,713       3,261
Marsh & McLennan Companies, Inc.                    58,252       5,308
MBIA, Inc.                                          30,586       2,282
MGIC Investment Corp.                               34,838       2,195
Progressive Corp.                                   23,951       3,244
SAFECO Corp.                                        47,791       2,387
St. Paul Companies, Inc.                            35,008       2,967
SunAmerica, Inc.                                    66,908       3,341
Torchmark Corp.                                     43,789       1,951
Transamerica Corp.                                  21,432       2,475
UNUM Corp.                                          44,792       2,408
                                                            ----------
                                                               114,094
                                                            ----------
 MEDIA--2.2%
CBS Corp.                                          231,375       8,243
Clear Channel Communications, Inc.+                 40,705       3,836
Comcast Corp. Class A                              106,829       3,826
Dow Jones & Co., Inc.                               33,600       1,636
Gannett Co., Inc.                                   98,192       6,671
Harcourt General, Inc.                              19,048         994
King World Productions, Inc.                        24,354         650
Knight-Ridder, Inc.                                 21,583       1,259
McGraw Hill Companies, Inc.                         37,907       2,935
Meredith Corp.                                      13,612         585
New York Times Co. Class A                          35,100       2,490
Telecommunications, Inc. Series A (TCI
 Group)+                                           173,958       5,610
Time Warner, Inc.                                  186,970      14,677
Times Mirror Co. Series A                           24,800       1,517

                                                 Number       Value
                                                of Shares     (000s)
                                               -----------  ----------
Tribune Co.                                         40,856  $    2,696
Viacom, Inc. Class B+                              111,037       6,440
                                                            ----------
                                                                64,065
                                                            ----------
 MISCELLANEOUS FINANCE--4.7%
American Express Co.                               149,279      15,226
Associates First Capital Corp.                     107,801       8,058
Beneficial Corp.                                    19,611       2,557
Charles Schwab Corp.                                87,053       3,047
Countrywide Credit Industries, Inc.                 37,724       1,825
Fannie Mae                                         339,217      20,311
Franklin Resources, Inc.                            81,400       4,355
Freddie Mac                                        231,852      10,738
Golden West Financial Corp.                         22,019       2,319
Green Tree Financial Corp.                          52,384       2,135
H.F. Ahmanson & Co.                                 34,603       2,638
Household International, Inc.                       32,923       4,327
Lehman Brothers Holdings, Inc.                      33,200       2,359
Merrill Lynch & Co., Inc.                          106,792       9,371
Morgan Stanley, Dean Witter, Discover & Co.        187,436      14,784
Providian Financial Corp.                           30,896       1,860
Travelers Group, Inc.                              373,062      22,827
Washington Mutual, Inc.                             81,813       5,732
                                                            ----------
                                                               134,469
                                                            ----------
 NON-FERROUS METALS--0.5%
Alcan Aluminum, Ltd.                                67,274       2,186
Aluminum Company of America                         59,063       4,578
Asarco, Inc.                                         9,188         229
Cyprus Amax Minerals Co.                            33,795         583
Engelhard Corp.                                     47,401       1,001
Freeport-McMoRan Copper & Gold, Inc. Class B        62,215       1,170
Inco Ltd.                                           57,949       1,018
Phelps Dodge Corp.                                  16,226       1,089
Reynolds Metals Co.                                 28,054       1,852
                                                            ----------
                                                                13,706
                                                            ----------
 OIL--DOMESTIC--0.9%
Amerada Hess Corp.                                  25,092       1,443
Ashland, Inc.                                       21,856       1,156
Atlantic Richfield Co.                             109,170       8,515
Kerr-McGee Corp.                                    12,700         838
Oryx Energy Co.+                                    26,420         690
Pennzoil Co.                                        13,199         846
                                                 Number       Value
                                                of Shares     (000s)
                                               -----------  ----------
Phillips Petroleum Co.                              84,950  $    4,210
Sun, Inc.                                           21,352         863
Unocal Corp.                                        76,916       3,149
USX-Marathon Group                                  85,702       3,069
                                                            ----------
                                                                24,779
                                                            ----------
 OIL--INTERNATIONAL--5.6%
Amoco Corp.                                        310,050      13,720
Chevron Corp.                                      215,468      17,817
Exxon Corp.                                        794,269      57,931
Mobil Corp.                                        258,542      20,425
Royal Dutch Petroleum Co.-- Sponsored ADR**        687,880      38,908
Texaco, Inc.                                       178,654      10,987
                                                            ----------
                                                               159,788
                                                            ----------
 OPTICAL & PHOTO--0.3%
Eastman Kodak Co.                                  105,281       7,600
Polaroid Corp.                                       9,095         400
                                                            ----------
                                                                 8,000
                                                            ----------
 PAPER & FOREST PRODUCTS--1.2%
Boise Cascade Corp.                                 17,316         650
Champion International Corp.                        31,600       1,700
Fort James Corp.                                    71,395       3,543
Georgia-Pacific Corp.                               30,691       2,369
International Paper Co.                            103,632       5,408
Kimberly-Clark Corp.                               181,313       9,202
Louisiana-Pacific Corp.                             27,328         598
Mead Corp.                                          35,719       1,237
Potlatch Corp.                                      15,560         737
Temple Inland, Inc.                                 15,519       1,002
Union Camp Corp.                                    29,245       1,766
Westvaco Corp.                                      33,813       1,025
Weyerhaeuser Co.                                    67,017       3,862
Willamette Industries, Inc.                         34,832       1,352
                                                            ----------
                                                                34,451
                                                            ----------
 PRODUCER GOODS & MANUFACTURING--5.6%
Aeroquip-Vickers, Inc.                              10,459         665
Allied Signal, Inc.                                181,582       7,956
Avery Dennison Corp.                                29,515       1,546
Briggs & Stratton Corp.                              8,153         369
Case Corp.                                          20,156       1,281
Caterpillar, Inc.                                  119,986       6,832
Cincinnati Milacron, Inc.                           11,183         347

SCHWAB S&P 500 FUND:
STATEMENT OF NET ASSETS (continued)
April 30, 1998 (Unaudited)

                                                 Number       Value
                                                of Shares     (000s)
                                               -----------  ----------
Cooper Industries, Inc.                             38,055  $    2,545
Deere & Co.                                         84,027       4,910
Dover Corp.                                         66,365       2,621
Emerson Electric Co.                               143,126       9,106
FMC Corp.+                                          11,078         859
Foster Wheeler Corp.                                 9,485         263
General Electric Co.                             1,053,240      89,654
Harnischfeger Industries, Inc.                      12,303         348
Illinois Tool Works, Inc.                           81,121       5,719
Ingersoll-Rand Co.                                  56,397       2,598
ITT Industries, Inc.                                32,647       1,190
Johnson Controls, Inc.                              30,175       1,792
McDermott International, Inc.                       13,216         547
Millipore Corp.                                      9,991         345
NACCO Industries, Inc. Class A                       3,117         524
Pall Corp.                                          35,366         694
Parker-Hannifin Corp.                               37,933       1,693
Raychem Corp.                                       23,182         932
Tenneco, Inc.                                       52,356       2,255
Timken Co.                                          28,032       1,120
Tyco International Ltd.                            185,313      10,100
W.W. Grainger, Inc.                                 18,904       2,059
                                                            ----------
                                                               160,870
                                                            ----------
 RAILROAD & SHIPPING--0.6%
Burlington Northern Santa Fe Corp.                  50,825       5,032
CSX Corp.                                           73,255       3,846
Norfolk Southern Corp.                             117,288       3,922
Union Pacific Corp.                                 80,516       4,408
                                                            ----------
                                                                17,208
                                                            ----------
 RETAIL--5.2%
Albertson's, Inc.                                   76,813       3,841
American Stores Co.                                 82,569       1,982
AutoZone, Inc.+                                     45,715       1,380
Cendant Corp.+                                     256,500       6,413
Circuit City Stores, Inc.                           31,906       1,296
Consolidated Stores Corp.+                          37,000       1,480
Costco Companies, Inc.+                             68,144       3,808
CVS Corp.                                           64,459       4,754
Dayton Hudson Corp.                                 73,255       6,396
Dillards Inc. Class A                               41,633       1,525
Federated Department Stores, Inc.+                  72,637       3,573
Gap, Inc.                                          130,290       6,702
Giant Food, Inc. Class A                            19,125         712
Great Atlantic & Pacific Tea Co., Inc.              10,280         320
Home Depot, Inc.                                   240,025      16,712
                                                 Number       Value
                                                of Shares     (000s)
                                               -----------  ----------
J.C. Penney Co., Inc.                               81,120  $    5,765
Kmart Corp.+                                       160,017       2,790
Kroger Co.+                                         82,931       3,473
Limited, Inc.                                       84,667       2,842
Longs Drug Stores, Inc.                             15,682         454
Lowe's Companies, Inc.                              55,263       3,865
May Department Stores Co.                           78,386       4,835
Mercantile Stores Co., Inc.                          9,077         663
Nordstrom, Inc.                                     30,161       1,974
Pep Boys-Manny Moe & Jack                           19,232         418
Rite Aid Corp.                                      77,914       2,503
Sears Roebuck & Co.                                129,618       7,688
SUPERVALU, Inc.                                     17,027         744
Tandy Corp.                                         37,521       1,867
TJX Companies, Inc.                                 51,941       2,298
Toys 'R' Us, Inc.+                                  98,496       2,715
Wal-Mart Stores, Inc.                              727,531      36,783
Walgreen Co.                                       153,328       5,290
Winn Dixie Stores, Inc.                             49,711       1,870
Woolworth Corp.+                                    35,782         823
                                                            ----------
                                                               150,554
                                                            ----------
 STEEL--0.2%
Allegheny Teledyne, Inc.                            70,503       1,789
Armco, Inc.+                                         7,124          49
Bethlehem Steel Corp.+                              36,335         565
Inland Steel Industries, Inc.                       20,902         613
Nucor Corp.                                         33,484       2,008
USX--U.S. Steel Group, Inc.                         31,779       1,243
Worthington Industries, Inc.                        29,002         521
                                                            ----------
                                                                 6,788
                                                            ----------
 TELEPHONE--7.3%
AirTouch Communications, Inc.+                     180,052       9,565
Alltel Corp.                                        53,590       2,291
Ameritech Corp.                                    351,798      14,973
Andrew Corp.+                                       19,788         453
AT&T Corp.                                         528,994      31,772
Bell Atlantic Corp.                                255,398      23,896
BellSouth Corp.                                    320,771      20,589
Frontier Corp.                                      43,943       1,316
GTE Corp.                                          311,498      18,203
MCI Communications Corp.                           231,445      11,645
Nextel Communications, Inc.+                        79,500       2,281
Northern Telecom Ltd.                              169,896      10,342
SBC Communications, Inc.                           587,382      24,341
Sprint Corp.                                       143,799       9,823

                                                 Number       Value
                                                of Shares     (000s)
                                               -----------  ----------
U.S. West, Inc. (Communications Group)             155,501  $    8,203
U.S. West, Inc. (Media Group)+                     195,967       7,398
WorldCom, Inc.+                                    330,184      14,126
                                                            ----------
                                                               211,217
                                                            ----------
 TOBACCO--1.3%
Fortune Brands, Inc.                                51,858       1,912
Loew's Corp.                                        41,040       4,107
Philip Morris Companies., Inc.                     785,762      29,319
UST, Inc.                                           52,284       1,441
                                                            ----------
                                                                36,779
                                                            ----------
 TRUCKING & FREIGHT--0.0%
Ryder Systems, Inc.                                 21,062         733
                                                            ----------
 TRAVEL & RECREATION--1.2%
Brunswick Corp.                                     36,407       1,183
Harrah's Entertainment, Inc.+                       31,711         826
Hilton Hotels Corp.                                 91,522       2,923
Marriott International, Inc. Class A                39,266       1,257
Marriott International, Inc.                        39,266       1,296
Mirage Resorts, Inc.+                               46,574       1,028
Walt Disney Co.                                    219,610      27,300
                                                            ----------
                                                                35,813
                                                            ----------
 UTILITIES--ELECTRIC & GAS--3.0%
Ameren Corp.                                        46,013       1,823
American Electric Power Co., Inc.                   56,295       2,688
Baltimore Gas & Electric Co.                        58,608       1,846
Carolina Power & Light Co.                          47,916       2,063
Central & South West Services Corp.                 66,843       1,742
Cinergy Corp.                                       47,129       1,644
Coastal Corp.                                       37,821       2,702
Columbia Gas System, Inc.                           14,516       1,179
Consolidated Edison, Inc.                           78,591       3,556
Consolidated Natural Gas Co.                        35,499       2,041
Dominion Resources, Inc.                            55,488       2,195
DTE Energy Co.                                      45,803       1,795
Duke Power Co.                                     113,815       6,587
Eastern Enterprises                                  1,843          78
Edison International                               128,929       3,844
Enron Corp.                                         98,739       4,857
Entergy Corp.                                       69,604       1,731
First Energy Corp.                                  65,581       1,984
FPL Group, Inc.                                     62,680       3,890
                                                 Number       Value
                                                of Shares     (000s)
                                               -----------  ----------
GPU, Inc.                                           35,352  $    1,401
Houston Industries, Inc.                            99,186       2,883
Niagara Mohawk Power Corp.+                         33,202         407
NICOR, Inc.                                         18,201         745
Northern States Power Co.                           20,054       1,131
Pacific Enterprises, Inc.                           21,574         840
Pacific Gas & Electric Corp.                       149,016       4,824
PacifiCorp.                                         88,419       2,056
PECO Energy Co.                                     72,765       1,733
Peoples Energy Corp.                                12,173         441
PP&L Resources, Inc.                                54,145       1,249
Public Service Enterprise Group, Inc.               77,585       2,604
Sonat, Inc.                                         34,779       1,543
Southern Co.                                       215,831       5,720
Texas Utilities Co.                                 75,987       3,039
Unicom Corp.                                        66,452       2,309
Williams Companies, Inc.                           136,664       4,322
                                                            ----------
                                                                85,492
                                                            ----------
TOTAL COMMON STOCK
 (Cost $2,270,934)                                           2,836,723
                                                            ----------
                                                   Par
                                               -----------
 CASH EQUIVALENTS--1.5%
Temporary Investment Fund, Inc.-- TempCash
 Portfolio
 5.09%*, 05/07/98                              $43,070,934      43,071
                                                            ----------
TOTAL CASH EQUIVALENTS
 (Cost $43,071)                                                 43,071
                                                            ----------
 U.S. TREASURY OBLIGATIONS--0.1%
U.S. Treasury Bills (a)(b)
    4.90%, 07/30/98                                130,000         128
    4.91%, 06/18/98                                 45,000          45
    4.93%, 06/18/98                                 90,000          89
    4.94%, 06/18/98                                 75,000          75
    4.96%, 06/25/98                                180,000         180
    4.98%, 06/25/98                                 75,000          74
    4.99%, 06/18/98                                 90,000          89
    5.00%, 06/18/98                                140,000         139
    5.01%, 06/18/98                                140,000         139
    5.01%, 06/25/98                                 55,000          55
    5.02%, 06/18/98                                 60,000          60
    5.04%, 06/18/98                                170,000         169
    5.07%, 06/25/98                                140,000         139
    5.08%, 06/25/98                                 40,000          40
    5.11%, 06/18/98                                100,000          99

SCHWAB S&P 500 FUND:
STATEMENT OF NET ASSETS (continued)
April 30, 1998 (Unaudited)

                                                              Value
                                                   Par        (000s)
                                               -----------  ----------
    5.11%, 06/25/98                            $    75,000  $       74
    5.14%, 06/25/98                                 80,000          79
                                                            ----------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $1,673)                                                   1,673
                                                            ----------
TOTAL INVESTMENTS--100.2%
 (Cost $2,315,678)                                           2,881,467
                                                            ----------
                                                              Value
                                                              (000s)
                                                            ----------
OTHER ASSETS AND LIABILITIES--(0.2)%
    Other Assets                                            $   35,624
    Liabilities                                                (40,219)
                                                            ----------
                                                                (4,595)
                                                            ----------
NET ASSETS--100.0%                                          $2,876,872
                                                            ----------
                                                            ----------

SEE ACCOMPANYING NOTES TO STATEMENTS OF NET ASSETS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB 1000 FUND-REGISTERED TRADEMARK-:
STATEMENT OF NET ASSETS
April 30, 1998 (Unaudited)

                                               Number of     Value
                                                 Shares      (000s)
                                               ----------  ----------
 COMMON STOCK--99.5%
 AEROSPACE/DEFENSE--1.5%
Boeing Co.                                        426,052  $   21,328
Coltec Industries, Inc.+                           18,200         455
General Dynamics Corp.                             48,600       2,053
General Motors Corp. Class H                       38,000       2,100
Gulfstream Aerospace Corp.+                        35,000       1,468
Litton Industries, Inc.+                           20,500       1,230
Lockheed Martin Corp.                              80,992       9,020
Northrop Grumman Corp.                             29,900       3,160
Raytheon Co. Class B                              138,400       7,846
Sundstrand Corp.                                   24,600       1,699
Textron, Inc.                                      65,400       5,118
Thiokol Corp.                                      14,200         765
United Technologies Corp.                         101,400       9,982
                                                           ----------
                                                               66,224
                                                           ----------
 AIR TRANSPORTATION--0.6%
AMR Corp.+                                         41,100       6,263
Comair Holdings, Inc.                              18,000         492
Continental Airlines, Inc. Class B+                33,400       1,966
Delta Airlines, Inc.                               29,200       3,395
FDX Corp.+                                         58,680       3,990
Northwest Airlines Corp. Class A+                  46,500       2,441
Southwest Airlines Co.                             84,600       2,321
UAL Corp.+                                         22,700       1,979
US Airways Group, Inc.+                            36,500       2,596
                                                           ----------
                                                               25,443
                                                           ----------
 ALCOHOLIC BEVERAGES--0.3%
Adolph Coors Co. Class B                            8,000         286
Anheuser-Busch Companies, Inc.                    206,800       9,474
Brown-Forman Corp. Class B                         26,700       1,512
                                                           ----------
                                                               11,272
                                                           ----------
 APPAREL--0.3%
Fruit of the Loom, Inc. Class A+                   26,300         983
Jones Apparel Group, Ltd.+                         28,600       1,711
Liz Claiborne, Inc.                                32,000       1,574
Nike, Inc. Class B                                119,600       5,711
Reebok International Ltd.+                         16,700         491
Unifi, Inc.                                        16,925         648
V.F. Corp.                                         48,100       2,501

                                               Number of     Value
                                                 Shares      (000s)
                                               ----------  ----------
Warnaco Group, Inc.                                28,600  $    1,208
                                                           ----------
                                                               14,827
                                                           ----------
 AUTOMOTIVE PRODUCTS/MOTOR VEHICLES--2.0%
Bandag, Inc.                                        8,800         490
BF Goodrich Co.                                    38,400       2,066
Borg Warner Automotive, Inc.                        9,200         572
Carlisle Companies, Inc.                            6,000         305
Chrysler Corp.                                    266,600      10,714
Cooper Tire & Rubber Co.                           19,500         466
Cummins Engine Co., Inc.                           14,800         805
Dana Corp.                                         40,500       2,395
Danaher Corp.                                      25,400       1,826
Eaton Corp.                                        32,100       2,965
Echlin, Inc.                                       22,800       1,079
Federal-Mogul Corp.                                23,000       1,488
Fleetwood Enterprises, Inc.                        22,000       1,016
Ford Motor Co.                                    509,500      23,342
General Motors Corp.                              293,400      19,768
Genuine Parts Co.                                  70,575       2,541
Goodyear Tire & Rubber Co.                         72,300       5,059
Harley-Davidson, Inc.                              71,400       2,570
Lear Corp.+                                        26,000       1,393
Meritor Automotive, Inc.                           40,000       1,033
Navistar International Corp.+                      21,000         627
Paccar, Inc.                                       30,120       1,788
TRW, Inc.                                          47,700       2,519
                                                           ----------
                                                               86,827
                                                           ----------
 BANKS--9.7%
Amsouth Bancorp.                                   31,800       1,984
Associated Bancorp.                                19,700       1,034
Banc One Corp.                                    266,393      15,667
Bank of New York Co., Inc.                        161,000       9,509
Bank UTD Corp.                                      7,000         362
BankAmerica Corp.                                 299,390      25,448
BankBoston Corp.                                   63,020       6,802
Bankers Trust New York Corp.                       47,940       6,190
BB & T Corp.                                       59,250       3,985
CCB Financial Corp.                                10,500       1,142
Centura Banks, Inc.                                10,000         720
Chase Manhattan Corp.                             177,230      24,557
Citicorp                                          194,700      29,302
City National Corp.                                15,000         558
Colonial BancGroup, Inc.                           20,000         718
Comerica, Inc.                                     61,296       4,103
Commerce Bancshares, Inc.                          28,992       1,421

SCHWAB 1000 FUND-REGISTERED TRADEMARK-:
STATEMENT OF NET ASSETS (continued)
April 30, 1998 (Unaudited)

                                               Number of     Value
                                                 Shares      (000s)
                                               ----------  ----------
Compass Bancshares, Inc.                           36,275  $    1,759
Crestar Financial Corp.                            42,600       2,548
Cullen/Frost Bankers, Inc.                          8,600         503
Deposit Guaranty Corp.                             15,800         900
Dime Bancorp, Inc.                                 49,926       1,532
Fifth Third Bancorp                                91,443       5,029
First Chicago NBD Corp.                           123,321      11,453
First Citizens BancShares, Inc. Class A             4,400         498
First Commerce Corp.                               16,562       1,348
First Commercial Corp.                             19,450       1,432
First Empire State Corp.                            2,600       1,326
First Hawaiian, Inc.                               10,000         393
First of America Bank Corp.                        31,600       1,558
First Security Corp.                               72,627       1,779
First Tennessee National Corp.                     52,600       1,811
First Union Corp.                                 406,195      24,524
First Virginia Banks, Inc.                         24,625       1,376
Firstar Corp.                                      54,000       2,015
Firstmerit Corp.                                   32,800         931
Fleet Financial Group, Inc.                       116,480      10,061
Fulton Financial Corp.                              8,000         291
Golden State Bancorp, Inc.+                        14,000         546
Hibernia Corp. Class A                             60,000       1,226
Huntington Bancshares, Inc.                        84,363       3,000
Imperial Bancorp.+                                  9,000         264
J.P. Morgan & Co., Inc.                            77,000      10,106
KeyCorp, Inc.                                     176,846       7,019
Keystone Financial, Inc.                           30,000       1,170
Long Island Bancorp, Inc.                           5,000         330
Magna Group, Inc.                                  10,000         591
Marshall & Ilsley Corp.                            42,185       2,468
MBNA Corp.                                        208,325       7,057
Mellon Bank Corp.                                 108,244       7,794
Mercantile Bancorp. Inc.                           68,925       3,817
Mercantile Bankshares Corp.                        30,675       1,177
National City Corp.                               178,300      12,347
National Commerce Bancorp.                         30,000       1,343
NationsBank Corp.                                 390,585      29,585
North Fork Bancorporation, Inc.                    30,000       1,114
Northern Trust Corp.                               44,900       3,278
Norwest Corp.                                     321,576      12,763
Ocwen Financial Corp.+                             30,000         776
Old Kent Financial Corp.                           35,952       1,398
Old National Bancorp                                7,875         376
Pacific Century Financial Corp.                    20,350         502
People's Bank-Bridgeport                           25,400         981
Peoples Heritage Financial Group, Inc.              6,000         290
PNC Bank Corp.                                    129,630       7,835
                                               Number of     Value
                                                 Shares      (000s)
                                               ----------  ----------
Regions Financial Corp.                            65,700  $    2,866
Republic New York Corp.                            23,900       3,197
Southtrust Corp.                                   57,787       2,467
Sovereign Bancorp, Inc.                            48,000         906
Star Bank Corp.                                    43,000       2,717
State Street Corp.                                 77,000       5,506
Summit Bancorp.                                    71,850       3,601
SunTrust Banks, Inc.                               91,300       7,435
Synovus Financial Corp.                            81,975       2,884
TCF Financial Corp.                                33,600       1,094
Trustmark Corp.                                    44,000       1,015
U S Trust Corp.                                     7,500         533
U. S. Bancorp.                                    105,266      13,369
Union Planters Corp.                               32,900       2,023
UnionBanCal Corp.                                  21,200       2,184
Valley National Bancorp                            28,000       1,124
Wachovia Corp.                                     88,749       7,538
Washington Federal, Inc.                           15,400         433
Washington Mutual, Inc.                           110,245       7,724
Wells Fargo & Co.                                  37,500      13,819
Westamerica Bancorp                                16,800         554
Whitney Holding Corp.                               8,000         487
Wilmington Trust Co.                               14,200         918
Zions Bancorp                                      26,600       1,360
                                                           ----------
                                                              411,476
                                                           ----------
 BUSINESS MACHINES & SOFTWARE--9.1%
3COM Corp.+                                       147,450       5,050
Adobe Systems, Inc.                                31,800       1,592
Apple Computer, Inc.+                              45,700       1,251
Autodesk, Inc.                                     27,200       1,278
Bay Networks, Inc.+                                86,480       2,027
BMC Software, Inc.+                                43,200       4,042
Cabletron Systems, Inc.+                           52,000         689
Ceridian Corp.+                                    30,700       1,736
Cisco Systems, Inc.+                              429,150      31,435
Citrix Systems, Inc.+                              16,050         997
Compaq Computer Corp.                             643,690      18,064
Computer Associates International, Inc.           228,662      13,391
Computer Horizons Corp.+                           10,000         379
Computer Sciences Corp.                            61,196       3,228
Compuware Corp.+                                   77,800       3,802
Dell Computer Corp.                               273,800      22,109
Diebold, Inc.                                      25,818       1,059
Digital Equipment Corp.+                           60,400       3,360
Electronic Arts, Inc.+                             30,400       1,406

                                               Number of     Value
                                                 Shares      (000s)
                                               ----------  ----------
EMC Corp.                                         212,800  $    9,815
Gateway 2000, Inc.+                                71,000       4,167
Hewlett-Packard Co.                               444,500      33,476
Honeywell, Inc.                                    59,100       5,504
I2 Technologies, Inc.+                             12,400         828
International Business Machines Corp.             411,900      47,729
Intuit, Inc.+                                      23,800       1,266
Iomega Corp.+                                     118,000         929
Lexmark International Group, Inc. Class A+         35,000       2,026
Microchip Technology, Inc.+                        30,000         851
Microsoft Corp.+                                1,025,000      92,379
Netscape Communications Corp.+                     25,898         707
Network Associates, Inc.+                          26,700       1,829
Novell, Inc.+                                     120,800       1,208
Oracle Systems Corp.+                             417,962      10,815
Parametric Technology Corp.+                      102,400       3,274
PeopleSoft, Inc.+                                  99,600       4,631
Pitney Bowes, Inc.                                124,600       5,981
Platinum Technology, Inc.+                         37,000         944
Policy Management Systems Corp.+                    7,100         572
Quantum Corp.+                                     55,400       1,302
Seagate Technology, Inc.+                         112,060       2,991
Security Dynamics Technologies, Inc.+              28,000         676
Siebel Systems Inc.+                               26,800         693
Silicon Graphics, Inc.+                            73,700         963
Sterling Commerce+                                 37,000       1,575
Sterling Software, Inc.+                           27,600         730
Storage Technology Corp.+                          30,400       2,567
Sun Microsystems, Inc.+                           150,000       6,178
Synopsys, Inc.+                                    23,800       1,023
Technology Data Corp.+                             23,000       1,147
Unisys Corp.+                                     104,800       2,351
Veritas Software Co.+                              19,000       1,040
Western Digital Corp.+                             33,400         660
Xerox Corp.                                       138,700      15,742
YAHOO! Inc.+                                       26,700       3,176
                                                           ----------
                                                              388,640
                                                           ----------
 BUSINESS SERVICES--3.0%
Accustaff, Inc.+                                   50,000       1,794
ACNielson Corp.+                                   35,000         980
Allied Waste Industries, Inc.+                     45,000       1,238
America Online, Inc.+                              91,400       7,312
Apollo Group, Inc. Class A+                        22,500         771
Automatic Data Processing, Inc.                   131,400       8,792
Browning-Ferris Industries, Inc.                   71,200       2,430
                                               Number of     Value
                                                 Shares      (000s)
                                               ----------  ----------
Cadence Design Systems, Inc.+                      89,750  $    3,259
Cambridge Technology Partners+                     24,000       1,254
Camco International, Inc.                          18,000       1,222
Cendant Corp.+                                    342,259       8,556
Ciber, Inc.+                                       16,400         533
Cintas Corp.                                       47,200       2,248
Cognizant Corp.                                    71,600       3,683
Comdisco, Inc.                                     33,033       1,462
Concord EFS, Inc.+                                 34,850       1,098
Corrections Corp. of America+                      31,000         860
Culligan Water Technologies, Inc.+                  8,000         465
Deluxe Corp.                                       26,000         871
DST Systems, Inc.+                                 15,000         827
Dun & Bradstreet Corp.                             69,600       2,471
Ecolab, Inc.                                       52,800       1,673
Equifax, Inc.                                      59,000       2,283
First Data Corp.                                  184,302       6,243
Fiserv, Inc.+                                      26,975       1,763
Gartner Group, Inc. Class A+                       38,400       1,272
Gtech Holdings Corp.+                              15,700         563
H & R Block, Inc.                                  48,700       2,192
IKON Office Solutions                              61,400       1,485
Integrated Health Services, Inc.                   28,000       1,080
Interpublic Group of Companies, Inc.               54,850       3,504
Keane, Inc.+                                       30,000       1,508
Manpower, Inc.                                     31,500       1,388
Medpartners, Inc.                                  81,144         832
National Service Industries, Inc.                  16,700         904
NCR Corp.+                                         44,451       1,631
Ogden Corp.                                        10,000         308
Olsten Corp.                                       22,275         305
Omnicom Group, Inc.                                68,200       3,231
Paychex, Inc.                                      42,087       2,286
PhyCor, Inc.+                                      22,650         515
Quorum Health Group, Inc.+                         39,650       1,274
R.R. Donnelley & Sons Co.                          66,500       2,930
Republic Industries, Inc.+                        181,700       5,054
Reynolds & Reynolds Co. Class A                    20,400         469
Robert Half International, Inc.+                   34,650       1,875
Steris Corp.+                                      13,200         776
Stewart Enterprises, Inc. Class A                  56,100       1,445
Sungard Data Systems, Inc.+                        41,600       1,482
Sylvan Learning Systems, Inc.+                      6,000         296
Symantec Corp.+                                    30,000         870
Total Renal Care Holdings, Inc.+                   35,000       1,159
Total System Services, Inc.                        51,800       1,628
U.S. Office Products Co.+                          54,500         964
USA Waste Services, Inc.+                          87,050       4,271

SCHWAB 1000 FUND-REGISTERED TRADEMARK-:
STATEMENT OF NET ASSETS (continued)
April 30, 1998 (Unaudited)

                                               Number of     Value
                                                 Shares      (000s)
                                               ----------  ----------
Valassis Communications, Inc.+                     10,000  $      393
Vencor, Inc.+                                      27,775         753
Viad Corp.                                         38,100         983
Wallace Computer Service, Inc.                     23,800         858
Waste Management, Inc.                            186,000       6,231
Wellpoint Health Networks, Inc. Class A+           26,925       1,942
                                                           ----------
                                                              122,745
                                                           ----------
 CHEMICAL--2.5%
Air Products & Chemicals, Inc.                     46,100       4,008
Albemarle Corp.                                    15,400         383
Arco Chemical Co.                                  42,600       2,263
Arterial Vascular Engineering+                     24,200         856
Betz Laboratories, Inc.                            12,500         670
Cabot Corp.                                        37,800       1,358
Crompton & Knowles Corp.                           22,000         659
Cytec Industries, Inc.+                            13,755         753
Dow Chemical Co.                                   99,000       9,572
E.I. du Pont de Nemours & Co.                     474,400      34,542
Eastman Chemical Co.                               33,725       2,319
Great Lakes Chemical Corp.                         21,700       1,090
Hercules, Inc.                                     34,400       1,645
International Specialty Products, Inc.+            45,400         905
Lubrizol Corp.                                     15,600         575
Lyondell Petrochemical Co.                         36,300       1,193
M.A. Hanna Co.                                     10,725         246
Millennium Chemicals, Inc.                         24,000         861
Minnesota Mining &
 Manufacturing Co.                                171,400      16,176
Morton International, Inc.                         46,900       1,501
Nalco Chemical Co.                                 26,800       1,065
Olin Corp.                                         20,000         936
PPG Industries, Inc.                               78,700       5,563
Praxair, Inc.                                      72,100       3,628
Rohm & Haas Co.                                    30,300       3,267
RPM, Inc.                                          44,843         774
Sigma-Aldrich Corp.                                35,000       1,396
Solutia, Inc.                                      55,000       1,561
Union Carbide Corp.                                47,000       2,280
Valspar Corp.                                      21,600         861
Witco Corp.                                        25,900       1,026
W.R. Grace & Co.+                                  34,700         705
                                                           ----------
                                                              104,637
                                                           ----------
 CONSTRUCTION--0.6%
Armstrong World Industries, Inc.                   15,700       1,346
                                               Number of     Value
                                                 Shares      (000s)
                                               ----------  ----------
Centex Corp.                                       23,000  $      799
Clayton Homes, Inc.                                51,346       1,030
Crane Co.                                          21,900       1,178
Fluor Corp.                                        39,000       1,843
Georgia Pacific Timber Group                       35,000         897
Global Industries, Inc.+                           43,000         976
Johns Manville Corp.                               49,300         804
Lafarge Corp.                                      31,100       1,244
Martin Marietta Materials, Inc.                    21,400       1,004
McDermott International                            10,000         444
Oakwood Homes Corp.                                14,000         395
Owens Corning                                      18,300         761
Sherwin-Williams Co.                               67,000       2,386
Southdown, Inc.                                     9,200         651
The Stanley Works                                  36,800       1,884
USG Corp.                                          18,700         961
Vulcan Materials Co.                               14,800       1,703
                                                           ----------
                                                               20,306
                                                           ----------
 CONSUMER--DURABLE--0.4%
Black & Decker Corp.                               43,500       2,246
Leggett & Platt, Inc.                              35,800       1,859
Masco Corp.                                        66,400       3,851
Maytag Corp.                                       42,800       2,204
Newell Co.                                         61,674       2,980
Shaw Industries, Inc.                              60,100         973
Snap-on, Inc.                                      22,150         937
Sunbeam Corp.                                      33,100         832
Whirlpool Corp.                                    31,100       2,239
                                                           ----------
                                                               18,121
                                                           ----------
 CONSUMER--NONDURABLE--1.0%
American Greetings Corp. Class A                   29,200       1,351
CKE Restaurants, Inc.                              27,000         935
Corning, Inc.                                     106,800       4,272
Cracker Barrel Old Country Store, Inc.             20,900         768
Darden Restaurants, Inc.                           63,600       1,018
Hasbro, Inc.                                       64,725       2,383
Lancaster Colony Corp.                             24,450         944
Mattel, Inc.                                      114,220       4,376
McDonald's Corp.                                  288,200      17,833
Outback Steakhouse, Inc.+                          31,250       1,191
Premark International, Inc.                        17,300         577
Rexall Sundown, Inc.+                              26,000         830
Rubbermaid, Inc.                                   54,000       1,546
Starbucks Corp.+                                   35,500       1,708
Tricon Global Restaurants, Inc.+                   54,760       1,739

                                               Number of     Value
                                                 Shares      (000s)
                                               ----------  ----------
U.S. Industries, Inc.                              22,500  $      610
Wendy's International, Inc.                        63,500       1,528
                                                           ----------
                                                               43,609
                                                           ----------
 CONTAINERS--0.2%
Bemis Co., Inc.                                    21,400         952
Crown Cork & Seal Co., Inc.                        55,600       2,895
Jefferson Smurfit Corp.+                           51,900       1,070
Owens-Illinois, Inc.+                              55,900       2,212
Sealed Air Corp.+                                  44,199       2,770
Sonoco Products, Inc.                              38,310       1,540
                                                           ----------
                                                               11,439
                                                           ----------
 ELECTRONICS--5.1%
Adaptec, Inc.+                                     45,400       1,075
ADC Telecommunications, Inc.+                      50,400       1,509
Advanced Micro Devices, Inc.+                      49,300       1,368
Altera Corp.+                                      32,200       1,304
American Power Conversion Corp.+                   33,500       1,078
AMP, Inc.                                         103,300       4,061
Analog Devices, Inc.+                              68,400       2,663
Applied Materials, Inc.+                          159,400       5,758
Arrow Electronics, Inc.+                           38,800       1,060
Ascend Communications, Inc.+                       80,010       3,485
Atmel Corp.+                                       30,200         610
Avnet, Inc.                                        17,100       1,055
AVX Corp.                                          26,000         535
DSC Communications Corp.+                          49,800         896
Electronic Data Systems Corp.                     203,800       8,763
Emerson Electric Co.                              188,400      11,987
Fore Systems, Inc.+                                48,400       1,107
General Instrument Corp.+                          60,000       1,346
General Signal Corp.                               21,600         950
Harris Corp.                                       36,600       1,771
Input/Output, Inc.+                                20,000         498
Intel Corp.                                       685,500      55,397
Jabil Circuit, Inc.+                               18,000         632
KLA -Tencor Corp.+                                 37,400       1,508
Linear Technology Corp.                            30,700       2,471
LSI Logic Corp.+                                   65,100       1,766
Lucent Technologies, Inc.                         551,454      41,979
Maxim Integrated Products, Inc.+                   49,200       1,986
Micron Technology, Inc.+                           84,500       2,625
Molex, Inc.                                        70,257       2,011
Motorola, Inc.                                    251,400      13,984
National Semiconductor Corp.+                      69,300       1,525
Perkin Elmer Corp.                                 29,000       1,983
                                               Number of     Value
                                                 Shares      (000s)
                                               ----------  ----------
Pittway Corp.                                       8,150  $      609
Qualcomm, Inc.+                                    26,500       1,491
Rockwell International Corp.                       80,600       4,509
Sanmina Corp.+                                      7,900         711
SCI Systems, Inc.+                                 18,000         741
Scientific-Atlanta, Inc.                           24,700         590
Sensormatic Electronics Corp.                      35,250         551
Solectron Corp.+                                   43,600       1,932
Symbol Technologies, Inc.                          17,325         667
Tektronix, Inc.                                    26,400       1,135
Tellabs, Inc.+                                     80,000       5,670
Teradyne, Inc.+                                    32,900       1,201
Texas Instruments, Inc.                           163,600      10,481
Thermo Electron Corp.+                             66,737       2,657
Thomas & Betts Corp.                               19,400       1,132
Uniphase Corp.+                                    20,000       1,085
Varian Associates, Inc.                             9,300         455
Vishay Intertechnology, Inc.+                      13,450         246
Vitesse Semiconductor Corp.+                       10,500         606
Xilinx, Inc.+                                      27,400       1,254
                                                           ----------
                                                              218,469
                                                           ----------
 ENERGY--RAW MATERIALS--1.4%
Anadarko Petroleum Corp.                           23,100       1,692
Apache Corp.                                       50,100       1,772
Baker Hughes, Inc.                                 68,200       2,762
BJ Services Co.+                                   36,000       1,350
Burlington Resources, Inc.                         68,467       3,218
Cooper Cameron Corp.+                              32,000       2,126
Devon Energy Corp.                                 10,000         399
Diamond Offshore Drilling, Inc.                    56,600       2,865
Dresser Industries, Inc.                           76,060       4,022
Enron Oil & Gas Co.                                57,800       1,351
Ensco International, Inc.                          52,800       1,492
EVI, Inc.+                                         27,600       1,470
Global Marine, Inc.+                               69,500       1,638
Halliburton Co.                                   112,400       6,180
Helmerich & Payne, Inc.                            20,000         610
Mitchell Energy & Development Corp. Class A        28,000         700
Nabors Industries, Inc.+                           41,100       1,035
National-Oilwell, Inc.+                            25,000         948
NGC Corp.                                          56,000         826
Noble Affiliates, Inc.                             27,400       1,182
Noble Drilling Corp.+                              55,000       1,777
Occidental Petroleum Corp.                        149,900       4,413
ONEOK, Inc.                                        10,000         405

SCHWAB 1000 FUND-REGISTERED TRADEMARK-:
STATEMENT OF NET ASSETS (continued)
April 30, 1998 (Unaudited)

                                               Number of     Value
                                                 Shares      (000s)
                                               ----------  ----------
Pioneer Natural Resources Co.                      29,400  $      704
Rowan Companies, Inc.+                             44,500       1,310
Tidewater, Inc.                                    27,000       1,070
Transocean Offshore, Inc.                          51,000       2,850
Union Pacific Resources Group                     107,588       2,569
Union Texas Petroleum Holding, Inc.                21,100         426
Varco International, Inc.+                         26,000         800
Vastar Resources, Inc.                             49,800       2,369
Weatherford International, Inc.+                   21,400       1,071
Western Atlas, Inc.+                               26,600       2,101
                                                           ----------
                                                               59,503
                                                           ----------
 FOOD & AGRICULTURE--5.2%
Archer-Daniels Midland Co.                        237,865       5,114
Bestfoods, Inc.                                   141,400       7,759
Campbell Soup Co.                                 188,400       9,667
Coca-Cola Co.                                   1,044,100      79,221
Coca-Cola Enterprises, Inc.                       154,600       5,836
ConAgra, Inc.                                     202,048       5,897
Dean Foods Co.                                     21,150         991
Dekalb Genetics Corp. Class B                      18,000       1,227
Dole Food Co., Inc.                                23,100       1,038
Flowers Industries, Inc.                           47,500       1,015
General Mills, Inc.                                71,100       4,804
H.J. Heinz Co.                                    149,600       8,153
Hershey Foods Corp.                                55,100       4,036
Hormel Foods Corp.                                 34,100       1,159
IBP, Inc.                                          31,400         648
IMC Global, Inc.                                   47,360       1,705
Interstate Bakeries Corp.                          37,200       1,179
Kellogg Co.                                       178,800       7,376
McCormick & Co., Inc.                              33,400       1,144
Monsanto Co.                                      252,500      13,351
Nabisco Holdings Corp.                             26,000       1,243
PepsiCo, Inc.                                     630,600      25,027
Pioneer Hi-Bred International, Inc.               103,500       3,907
Quaker Oats Co.                                    56,600       2,943
Ralston Purina Co.                                 51,100       5,417
Richfood Holdings, Inc.                            12,750         350
Sara Lee Corp.                                    196,100      11,680
Smithfield Foods, Inc.+                             8,000         243
Suiza Foods Corp.+                                 11,300         670
SYSCO Corp.                                       149,400       3,558
Tyson Foods, Inc. Class A                          94,300       1,821
U.S. Foodservice, Inc.+                            10,000         353
Universal Corp.                                     9,500         356
Whitman Corp.                                      41,900         820
                                               Number of     Value
                                                 Shares      (000s)
                                               ----------  ----------
Wm. Wrigley Jr. Co.                                46,000  $    4,094
                                                           ----------
                                                              223,802
                                                           ----------
 GOLD--0.1%
Battle Mountain Gold Co.                           66,000         474
Homestake Mining Co.                               37,800         439
Newmont Gold Co.                                   66,600       2,157
Newmont Mining Corp.                               59,231       1,906
                                                           ----------
                                                                4,976
                                                           ----------
 HEALTHCARE/DRUG & MEDICINE--10.9%
Abbott Laboratories                               319,700      23,378
Allegiance Corp.                                   29,920       1,365
Allergan, Inc.                                     25,700       1,068
ALZA Corp.+                                        42,600       2,042
American Home Products Corp.                      270,800      25,218
Amgen, Inc.+                                      105,200       6,273
Bausch & Lomb, Inc.                                20,800       1,028
Baxter International, Inc.                        122,000       6,763
Becton, Dickinson & Co.                            50,100       3,488
Bergen Brunswig Corp.                              39,353       1,786
Beverly Enterprises, Inc.+                         48,400         762
Biogen, Inc.+                                      26,000       1,154
Biomet, Inc.                                       48,900       1,467
Boston Scientific Corp.+                           83,471       6,036
Bristol-Myers Squibb Co.                          414,700      43,906
C.R. Bard, Inc.                                    33,600       1,203
Cardinal Health, Inc.                              50,193       4,831
Centocor, Inc.+                                    30,600       1,291
Chiron Corp.+                                      64,612       1,252
Columbia/HCA Healthcare Corp.                     274,258       9,033
Concentra Managed Care, Inc.+                      33,000       1,027
Dentsply International, Inc.                       18,000         592
Depuy, Inc.+                                       40,000       1,240
Dura Pharmaceuticals, Inc.+                        19,000         504
Eli Lilly & Co.                                   471,168      32,776
First Health Group Corp.+                          20,000       1,180
Forest Laboratories, Inc.+                         31,200       1,129
Genentech, Inc.+                                   52,500       3,636
Genzyme Corp. (General Division)+                  28,800         891
Guidant Corp.                                      67,136       4,490
HBO & Co.                                          94,200       5,634
Health Care & Retirement Corp.+                    25,050       1,021
Health Management Associates, Inc. Class A+        58,752       1,851
HealthSouth Corp.+                                154,200       4,655
Humana, Inc.+                                      68,500       1,850

                                               Number of     Value
                                                 Shares      (000s)
                                               ----------  ----------
ICN Pharmaceuticals, Inc.                          25,650  $    1,263
Immunex Corp.+                                     15,400       1,057
Johnson & Johnson                                 571,300      40,777
Lincare Holdings, Inc.+                            11,000         892
Mallinckrodt, Inc.                                 25,600         826
Manor Care, Inc.                                   23,550         826
McKesson Corp.                                     39,000       2,757
Medtronic, Inc.                                   191,200      10,062
Merck & Co., Inc.                                 502,054      60,498
Mylan Laboratories, Inc.                           49,550       1,344
Omnicare, Inc.                                     26,600         911
Pacificare Health Systems, Inc. Class B+           21,164       1,516
Pfizer, Inc.                                      544,800      62,003
Quintiles Transnational Corp.+                     32,000       1,584
R.P. Scherer Corp.+                                13,600         993
Schering-Plough Corp.                             313,300      25,103
Service Corp. International                       101,400       4,183
Shared Medical Systems Corp.                        9,700         707
Sofamor/Danek Group, Inc.+                          9,700         851
St. Jude Medical, Inc.+                            46,450       1,646
Stryker Corp.                                      36,600       1,647
Sybron International Corp.+                        59,600       1,579
Tenet Healthcare Corp.+                           132,373       4,956
United Healthcare Co.                              75,400       5,297
US Surgical Corp.                                  42,700       1,345
Warner Lambert Co.                                116,400      22,021
Watson Pharmaceuticals+                            35,000       1,505
                                                           ----------
                                                              463,969
                                                           ----------
 HOUSEHOLD PRODUCTS--2.3%
Alberto-Culver Co. Class B                         18,700         549
Avon Products, Inc.                                53,200       4,372
Clorox Co.                                         39,900       3,347
Colgate-Palmolive Co.                             127,100      11,399
Dial Corp.                                         45,100       1,099
Estee Lauder Companies Class A                     26,000       1,727
Gillette Co.                                      237,205      27,382
International Flavors & Fragrances, Inc.           43,500       2,129
Procter & Gamble Co.                              567,200      46,618
Tupperware Corp.                                   28,700         777
                                                           ----------
                                                               99,399
                                                           ----------
 INSURANCE--4.7%
20th Century Industries                            10,000         285
Aetna, Inc.                                        75,365       6,090
AFLAC, Inc.                                        52,425       3,408
                                               Number of     Value
                                                 Shares      (000s)
                                               ----------  ----------
Alleghany Corp.+                                    2,953  $    1,019
Allmerica Financial Corp.                          40,216       2,519
Allstate Corp.                                    176,724      17,010
AMBAC Financial Group, Inc.                        32,800       1,859
American Bankers Insurance Group, Inc.             12,200         750
American General Corp.                            105,493       7,028
American International Group, Inc.                294,037      38,683
American National Insurance Co.                    10,300       1,112
Aon Corp.                                          74,675       4,817
Berkley (W.R.) Corp.                                7,000         326
Chubb Corp.                                        83,700       6,607
CIGNA Corp.                                        37,400       7,739
Cincinnati Financial Corp.                         24,538       3,126
CMAC Investment Corp.                               8,700         562
CNA Financial Corp.+                               25,400       3,758
Conseco, Inc.                                      74,640       3,704
Equitable Companies, Inc.                          93,100       5,714
Erie Indemnity Co. Class A                         40,000       1,270
Everest Reinsurance Holdings, Inc.                 15,000         619
Financial Security Assured Holdings, Ltd.          18,000       1,078
Foundation Health Systems, Inc. Class A+           45,760       1,324
Fremont General Corp.                              12,800         714
General Re Corp.                                   31,700       7,087
Hartford Financial Services Group, Inc.            52,600       5,825
Horace Mann Educators Corp.                        10,000         344
Jefferson-Pilot Corp.                              43,725       2,566
Leucadia National Corp.                            30,000       1,123
Liberty Financial Corp.                            10,500         421
Lincoln National Corp.                             43,900       3,899
Marsh & McLennan Companies, Inc.                   71,800       6,543
MBIA, Inc.                                         37,000       2,761
Mercury General Corp.                              39,400       2,551
MGIC Investment Corp.                              45,400       2,860
Ohio Casualty Corp.                                17,300         837
Old Republic International Corp.                   40,850       1,848
Orion Capital Corp.                                 8,000         446
Oxford Health Plans, Inc.+                         29,900         512
PMI Group, Inc.                                    12,600       1,024
Progressive Corp.                                  33,900       4,591
Protective Life Corp.                              27,600       1,025
Provident Companies, Inc.                          91,992       3,593
Provident Financial Group, Inc.                    19,200       1,016
Reliance Group Holdings, Inc.                      34,000         589
Reliastar Financial Corp.                          35,000       1,597

SCHWAB 1000 FUND-REGISTERED TRADEMARK-:
STATEMENT OF NET ASSETS (continued)
April 30, 1998 (Unaudited)

                                               Number of     Value
                                                 Shares      (000s)
                                               ----------  ----------
SAFECO Corp.                                       54,600  $    2,727
St. Paul Companies, Inc.                           50,377       4,269
SunAmerica, Inc.                                   94,650       4,727
TIG Holdings, Inc.                                 16,300         392
Torchmark Corp.                                    64,700       2,883
Transamerica Corp.                                 26,500       3,061
Transatlantic Holdings, Inc.                       26,000       1,997
Travelers Property Casualty Corp.                  35,000       1,470
United Insurance Companies, Inc.+                  12,000         348
Unitrin, Inc.                                      14,500       1,008
UNUM Corp.                                         53,516       2,876
Wesco Financial Corp.                               2,800       1,030
                                                           ----------
                                                              200,967
                                                           ----------
 MEDIA--2.6%
A.H. Belo Corp. Class A                            26,000       1,376
American Radio Systems Corp.+                       9,600         637
BHC Communications, Inc.                           11,700       1,673
Cablevision Systems Corp. Class A+                 10,800         664
CBS Corp.                                         289,807      10,324
Central Newspapers, Inc. Class A                    8,500         623
Chris-Craft Industries, Inc.+                      12,556         720
Clear Channel Communications, Inc.+                55,501       5,231
Comcast Corp. Class A                             150,688       5,397
Cox Communications, Inc. Class A+                 109,306       4,878
Dow Jones & Co., Inc.                              46,000       2,240
E.W. Scripps Co. Class A                           31,675       1,796
Gannett Co., Inc.                                 119,600       8,125
Harcourt General, Inc.                             30,200       1,576
Harte Hanks Communications, Inc.                   18,200         413
Heftel Broadcasting Corp.+                          8,000         351
Hollinger International, Inc.                      35,000         543
King World Productions, Inc.                       38,000       1,014
Knight-Ridder, Inc.                                32,600       1,901
Lee Enterprises, Inc.                              22,000         689
McGraw Hill Companies, Inc.                        38,200       2,958
Meredith Corp.                                     16,000         688
New York Times Co. Class A                         37,013       2,626
Outdoor Systems, Inc.+                             47,000       1,492
Primedia, Inc.+                                    38,000         542
Pulitzer Publishing Co.                            13,066       1,116
Readers Digest Association, Inc.                   42,800       1,150
Snyder Communication+                              30,000       1,275
Telecommunications, Inc. Series A (Liberty
 Media Group)+                                    142,193       4,719
Telecommunications, Inc. Series A (TCI
 Group)+                                          245,559       7,919
                                               Number of     Value
                                                 Shares      (000s)
                                               ----------  ----------
Time Warner, Inc.                                 240,955  $   18,915
Times Mirror Co. Series A                          37,000       2,264
Tribune Co.                                        47,400       3,128
USA Networks, Inc.+                                33,200         815
Viacom, Inc. Class B+                             152,026       8,818
Washington Post Co.                                 4,300       2,254
                                                           ----------
                                                              110,850
                                                           ----------
 MISCELLANEOUS FINANCE--5.6%
A.G. Edwards & Sons, Inc.                          42,843       1,928
American Express Co.                              200,400      20,441
American Financial Group, Inc.                     24,100       1,050
Associates First Capital Corp.                    164,601      12,304
Astoria Financial Corp.                            10,200         598
Bear, Stearns & Co., Inc.                          54,138       3,089
Beneficial Corp.                                   21,000       2,738
Berkshire Hathaway, Inc.+                             524      35,945
Capital One Financial Corp.                        27,000       2,594
Charles Schwab Corp.                              101,250       3,544
Charter One Financial, Inc.                        33,731       2,283
Checkfree Holdings Corp.+                          31,000         798
CNF Transportation, Inc.                           35,000       1,352
Coast Federal Litigation Contingent+                7,200         122
Contifinancial Corp.+                              30,000         968
Countrywide Credit Industries, Inc.                50,985       2,466
Donaldson, Lufkin & Jenrette, Inc.                 23,300       2,209
Fannie Mae                                        444,000      26,585
Finova Group, Inc.                                 21,700       1,271
Franklin Resources, Inc.                          112,600       6,024
Freddie Mac                                       296,400      13,727
GATX Corp.                                          9,500         787
Golden West Financial Corp.                        21,900       2,306
GP Financial Corp.                                 32,800       1,302
Green Tree Financial Corp.                         64,000       2,608
H.F. Ahmanson & Co.                                46,119       3,517
Household International, Inc.                      47,300       6,217
Legg Mason, Inc.                                   16,000         944
Lehman Brothers Holdings, Inc.                     45,880       3,260
Merrill Lynch & Co., Inc.                         138,600      12,162
Money Store, Inc.                                  15,000         493
Morgan Stanley, Dean Witter, Discover & Co.       248,405      19,593
PaineWebber Group, Inc.                            58,687       2,630
Pride International, Inc.+                         10,000         243
Providian Financial Corp.                          41,900       2,522
RAC Financial Group, Inc.+                         23,000       1,116
Raymond James Financial, Inc.                      12,000         391

                                               Number of     Value
                                                 Shares      (000s)
                                               ----------  ----------
Student Loan Marketing Assoc.                      70,350  $    3,003
T. Rowe Price Associates, Inc.                     24,200       1,827
Travelers Group, Inc.                             480,533      29,403
United Asset Management Corp.                      18,400         488
                                                           ----------
                                                              236,848
                                                           ----------
 NON-FERROUS METALS--0.3%
Alumax, Inc.                                       25,500       1,259
Aluminum Company of America                        76,500       5,929
Cyprus Amax Minerals Co.                           31,200         538
Engelhard Corp.                                    44,687         944
Freeport-McMoRan Copper & Gold, Inc. Class B       88,894       1,672
Phelps Dodge Corp.                                 22,700       1,524
Reynolds Metals Co.                                28,800       1,901
                                                           ----------
                                                               13,767
                                                           ----------
 OIL--DOMESTIC--0.9%
Amerada Hess Corp.                                 40,100       2,306
Ashland, Inc.                                      29,000       1,533
Atlantic Richfield Co.                            135,200      10,546
Kerr-McGee Corp.                                   18,400       1,214
Murphy Oil Corp.                                   22,370       1,151
Oryx Energy Co.+                                   41,200       1,076
Pennzoil Co.                                       23,800       1,525
Phillips Petroleum Co.                            107,700       5,338
Sun, Inc.                                          31,900       1,290
Tosco Corp.                                        60,600       2,159
Ultramar Diamond Shamrock Corp.                    30,800         995
Unocal Corp.                                       95,534       3,911
USX-Marathon Group                                126,000       4,512
Valero Energy                                      19,600         635
                                                           ----------
                                                               38,191
                                                           ----------
 OIL--INTERNATIONAL--3.7%
Amoco Corp.                                       416,000      18,408
Chevron Corp.                                     273,400      22,607
Exxon Corp.                                     1,035,400      75,519
Fina, Inc.                                         11,300         712
Mobil Corp.                                       330,500      26,110
Texaco, Inc.                                      226,509      13,930
                                                           ----------
                                                              157,286
                                                           ----------
 OPTICAL & PHOTO--0.2%
Eastman Kodak Co.                                 135,300       9,767
                                               Number of     Value
                                                 Shares      (000s)
                                               ----------  ----------
Polaroid Corp.                                     18,200  $      801
                                                           ----------
                                                               10,568
                                                           ----------
 PAPER & FOREST PRODUCTS--1.1%
Boise Cascade Corp.                                23,000         864
Bowater, Inc.                                      15,700         878
Champion International Corp.                       38,500       2,072
Consolidated Papers, Inc.                          17,400       1,152
Fort James Corp.                                   93,100       4,620
Georgia-Pacific Corp.                              35,800       2,763
International Paper Co.                           128,100       6,685
Kimberly-Clark Corp.                              235,660      11,961
Louisiana-Pacific Corp.                            36,500         798
Mead Corp.                                         36,800       1,274
Potlatch Corp.                                      9,300         441
Rayonier, Inc.                                     13,875         695
St. Joe Corp.                                      43,300       1,369
Temple Inland, Inc.                                21,900       1,414
Union Camp Corp.                                   26,900       1,624
Westvaco Corp.                                     43,300       1,313
Weyerhaeuser Co.                                   87,000       5,013
Willamette Industries, Inc.                        52,000       2,018
                                                           ----------
                                                               46,954
                                                           ----------
 PRODUCER GOODS & MANUFACTURING--4.8%
Aeroquip-Vickers, Inc.                             10,900         693
AGCO, Inc.                                         19,600         524
Allied Signal, Inc.                               241,800      10,594
American Standard Corp.+                           25,500       1,242
AMF Bowling, Inc.+                                 30,000         868
Avery Dennison Corp.                               36,800       1,927
Blyth Industries, Inc.+                            15,000         550
Briggs & Stratton Corp.                            16,300         738
Case Corp.                                         33,900       2,155
Caterpillar, Inc.                                 153,600       8,746
Cooper Industries, Inc.                            46,700       3,123
Corporate Express, Inc.+                           34,350         346
Deere & Co.                                       107,200       6,265
Dover Corp.                                        89,200       3,523
FMC Corp.+                                         14,200       1,101
General Electric Co.                            1,375,700     117,104
Harnischfeger Industries, Inc.                     22,500         636
Harsco Corp.                                       14,800         681
Henry Schein, Inc.+                                 8,000         312
Herman Miller, Inc.                                35,600       1,075
Hillenbrand Industries, Inc.                       27,000       1,684
Hon Industries, Inc.                               23,800         762

SCHWAB 1000 FUND-REGISTERED TRADEMARK-:
STATEMENT OF NET ASSETS (continued)
April 30, 1998 (Unaudited)

                                               Number of     Value
                                                 Shares      (000s)
                                               ----------  ----------
Hubbell, Inc. Class B                              26,938  $    1,328
Illinois Tool Works, Inc.                         106,200       7,487
Ingersoll-Rand Co.                                 65,550       3,019
ITT Industries, Inc.                               50,600       1,844
Johnson Controls, Inc.                             40,600       2,411
Kennametal, Inc.                                   10,200         544
Mark IV Industries, Inc.                           15,405         324
McDermott International, Inc.                      31,000       1,283
Millipore Corp.                                    12,400         428
Pall Corp.                                         40,233         790
Parker-Hannifin Corp.                              49,375       2,203
Pentair, Inc.                                      21,200         917
Precision Castparts Corp.                           9,400         584
Raychem Corp.                                      30,800       1,238
Safeskin Corp.+                                    20,400         727
Smith International, Inc.+                         17,000         999
Teleflex, Inc.                                     10,000         425
Tenneco, Inc.                                      70,500       3,036
Thermo Instruments Systems, Inc.+                  52,171       1,539
Timken Co.                                         18,600         743
Trinity Industries, Inc.                           11,950         609
U.S. Filter Corp.+                                 40,000       1,305
Ucar International, Inc.+                          14,000         455
W.W. Grainger, Inc.                                21,800       2,375
Westpoint Stevens, Inc. Class A+                   34,000       1,139
York International Corp.                           23,400       1,154
                                                           ----------
                                                              203,555
                                                           ----------
 RAILROAD & SHIPPING--0.6%
Alexander & Baldwin, Inc.                          21,700         621
Burlington Northern Santa Fe Corp.                 68,251       6,757
CSX Corp.                                          89,700       4,709
Illinois Central Corp. Class A                        550          22
Kansas City Southern Industries, Inc.              44,100       1,993
Norfolk Southern Corp.                            166,100       5,554
Union Pacific Corp.                                99,761       5,462
Wisconsin Central Transportation Corp.+            12,900         316
                                                           ----------
                                                               25,434
                                                           ----------
 REAL PROPERTY--0.0%
Catellus Development Corp.+                        45,000         801
Rouse Co.                                          22,500         695
Universal Health Services, Inc. Class B+           10,000         576
                                                           ----------
                                                                2,072
                                                           ----------
                                               Number of     Value
                                                 Shares      (000s)
                                               ----------  ----------
 RETAIL--5.6%
Albertson's, Inc.                                 101,200  $    5,060
American Stores Co.                               118,400       2,842
AutoZone, Inc.+                                    72,000       2,174
Barnes & Noble, Inc.+                              30,000       1,016
Bed Bath & Beyond, Inc.+                           24,800       1,221
Best Buy Co., Inc.+                                16,900       1,187
Borders Group, Inc.+                               22,000         707
Chancellor Media Corp.+                            61,000       2,894
Circuit City Stores, Inc.                          33,800       1,373
CompUSA, Inc.+                                     36,000         668
Consolidated Stores Corp.+                         45,312       1,812
Costco Companies, Inc.+                            93,704       5,236
CVS Corp.                                          81,457       6,007
Dayton Hudson Corp.                                90,500       7,902
Dillards Inc. Class A                              42,200       1,546
Dollar General Corp.                               56,171       2,127
Dollar Tree Stores, Inc.+                          18,000         977
Family Dollar Stores, Inc.                         69,750       2,372
Fastenal Co.                                        9,700         543
Federated Department Stores, Inc.+                 90,200       4,437
Food Lion, Inc. Class A                           185,450       1,878
Fred Meyer, Inc.+                                  71,390       3,204
Gap, Inc.                                         169,000       8,693
General Nutrition Companies, Inc.+                 39,600       1,421
Giant Food, Inc. Class A                           25,700         957
Hannaford Bros. Co., Inc.                          13,300         591
Home Depot, Inc.                                  311,449      21,685
International Game Technology                      58,600       1,630
Intimate Brands                                   100,000       2,900
J.C. Penney Co., Inc.                             102,800       7,305
Kmart Corp.+                                      195,700       3,413
Kohl's Corp.+                                      60,800       2,512
Kroger Co.+                                       116,400       4,874
Limited, Inc.                                     114,819       3,854
Longs Drug Stores, Inc.                             8,000         232
Lowe's Companies, Inc.                             79,300       5,546
May Department Stores Co.                         100,900       6,224
Mercantile Stores Co., Inc.                        18,300       1,337
Neiman Marcus Group, Inc.+                         30,000       1,101
Nordstrom, Inc.                                    36,900       2,415
Office Depot, Inc.+                                68,300       2,262
Officemax, Inc.+                                   56,100       1,055
Payless Shoesource, Inc.+                          19,600       1,401
Pep Boys-Manny Moe & Jack                          13,700         298
Pier 1 Imports, Inc.+                              35,000         923
Planet Hollywood International, Inc.+              25,000         228

                                               Number of     Value
                                                 Shares      (000s)
                                               ----------  ----------
Proffitt's, Inc.+                                  33,000  $    1,312
Rite Aid Corp.                                    111,300       3,576
Ross Stores, Inc.                                  16,000         741
Safeway, Inc.+                                    215,080       8,227
Saks Holdings, Inc.+                               37,000         826
Sears Roebuck & Co.                               162,100       9,615
Staples, Inc.+                                    117,907       2,911
SUPERVALU, Inc.                                    35,800       1,564
Tandy Corp.                                        51,116       2,543
Tiffany & Co.                                      10,000         455
TJX Companies, Inc.                                67,200       2,974
Toys 'R' Us, Inc.+                                125,480       3,459
Viking Office Products, Inc.+                      56,200       1,359
Wal-Mart Stores, Inc.                             941,500      47,600
Walgreen Co.                                      207,400       7,155
Weis Markets, Inc.                                 23,900         859
Whole Foods Market, Inc.+                          14,000         866
Winn Dixie Stores, Inc.                            62,300       2,344
Woolworth Corp.+                                   49,000       1,127
                                                           ----------
                                                              239,553
                                                           ----------
 STEEL--0.2%
Allegheny Teledyne, Inc.                           83,280       2,113
Nucor Corp.                                        35,100       2,104
USX--U.S. Steel Group, Inc.                        42,160       1,650
Worthington Industries, Inc.                       46,700         839
                                                           ----------
                                                                6,706
                                                           ----------
 TELEPHONE--6.7%
360 Communications Co.+                            47,578       1,454
Advanced Fibre Communications, Inc.+               40,000       1,695
AirTouch Communications, Inc.+                    231,200      12,283
Alltel Corp.                                       88,500       3,783
Ameritech Corp.                                   468,000      19,919
Andrew Corp.+                                      25,612         586
AT&T Corp.                                        678,617      40,759
Bell Atlantic Corp.                               331,443      31,011
BellSouth Corp.                                   418,500      26,862
Century Telephone Enterprises, Inc.                43,125       1,836
Cincinnati Bell, Inc.                              66,800       2,555
COMSAT Corp.                                       17,000         686
Excel Communications+                              60,000       1,410
Frontier Corp.                                     62,450       1,870
GTE Corp.                                         403,400      23,574
Jacor Communications, Inc. Class A+                16,300         927
LCI International, Inc.+                           39,000       1,550
                                               Number of     Value
                                                 Shares      (000s)
                                               ----------  ----------
Loral Space & Communications+                      90,000  $    2,818
MCI Communications Corp.                          289,600      14,571
MCleod, Inc.+                                      30,000       1,380
Mobile Telecommunications Technologies Corp.+      10,000         255
Nextel Communications, Inc.+                      116,100       3,331
Omnipoint Corp.+                                   10,000         245
Pairgain Technologies, Inc.+                       29,000         535
SBC Communications, Inc.                          764,164      31,663
Southern New England Telecommunications Corp.      25,700       1,799
Sprint Corp.                                      177,334      12,114
Tel Save Holdings, Inc.+                           26,000         593
Telephone & Data Systems, Inc.                     20,100         955
Teleport Communications Group, Inc.+               23,700       1,277
U.S. Cellular Corp.+                               28,800         943
U.S. West, Inc. (Communications Group)            200,310      10,566
U.S. West, Inc. (Media Group)+                    254,700       9,615
WorldCom, Inc.+                                   422,979      18,096
                                                           ----------
                                                              283,516
                                                           ----------
 TOBACCO--1.2%
Fortune Brands, Inc.                               71,300       2,629
Loew's Corp.                                       45,000       4,503
Philip Morris Companies., Inc.                  1,015,100      37,875
RJR Nabisco Holdings Corp.                        126,736       3,525
UST, Inc.                                          80,200       2,211
                                                           ----------
                                                               50,743
                                                           ----------
 TRUCKING & FREIGHT--0.1%
Airborne Freight Corp.                             19,200         761
Pittston Brink's Group                              9,900         387
Ryder Systems, Inc.                                33,800       1,177
                                                           ----------
                                                                2,325
                                                           ----------
 TRAVEL & RECREATION--1.2%
Bristol Hotel Co.+                                 10,000         270
Brunswick Corp.                                    38,900       1,264
Callaway Golf Co.                                  31,000         845
Central Parking Corp.                              10,000         469
Circus Circus Enterprises, Inc.+                   40,400         730
Extended Stay America, Inc.+                       20,400         266
Harrah's Entertainment, Inc.+                      47,100       1,228
Hilton Hotels Corp.                                96,200       3,072

SCHWAB 1000 FUND-REGISTERED TRADEMARK-:
STATEMENT OF NET ASSETS (continued)
April 30, 1998 (Unaudited)

                                               Number of     Value
                                                 Shares      (000s)
                                               ----------  ----------
La Quinta Inns, Inc.                               19,200  $      422
Marriott International, Inc. Class A               49,300       1,578
Marriott International, Inc.                       49,300       1,627
Mirage Resorts, Inc.+                              69,100       1,525
Promus Hotel Corp.+                                50,060       2,262
Walt Disney Co.                                   287,907      35,790
                                                           ----------
                                                               51,348
                                                           ----------
 UTILITIES--ELECTRIC & GAS --3.8%
AES Corp.+                                         70,318       3,881
Allegheny Energy, Inc.                             42,100       1,289
Ameren Corp.                                       67,130       2,660
American Electric Power Co., Inc.                  73,200       3,495
American Water Works Co., Inc.                     34,600       1,036
Baltimore Gas & Electric Co.                       58,150       1,832
Boston Edison Co.                                  12,900         526
CalEnergy Co., Inc.+                               45,000       1,468
Carolina Power & Light Co.                         60,500       2,605
Central & South West Services Corp.               101,800       2,653
Cinergy Corp.                                      67,565       2,356
Citizens Utilities Company Class B                 78,536         795
CMS Energy Corp.                                   37,900       1,656
Coastal Corp.                                      43,300       3,093
Columbia Gas System, Inc.                          21,400       1,739
Conectiv, Inc.                                     45,700         957
Consolidated Edison, Inc.                         103,700       4,692
Consolidated Natural Gas Co.                       40,400       2,323
Dominion Resources, Inc.                           88,650       3,507
DPL, Inc.                                          58,275       1,060
DQE, Inc.                                          29,050         999
DTE Energy Co.                                     52,100       2,042
Duke Power Co.                                    154,931       8,967
Edison International                              165,600       4,937
El Paso Natural Gas Co.                            46,168       1,705
Enova Corp.                                        42,700       1,142
Enron Corp.                                       130,569       6,422
Entergy Corp.                                      92,421       2,299
Equitable Resources, Inc.                          25,100         816
First Energy Corp.                                 99,515       3,010
Florida Progress Corp.                             40,400       1,641
FPL Group, Inc.                                    84,200       5,226
GPU, Inc.                                          58,600       2,322
Hawaiian Electric Industries, Inc.                  7,900         320
Houston Industries, Inc.                          131,917       3,834
Idaho Power Co.                                    21,400         762
Illinova Corp.                                     31,300         957
Ipalco Enterprises, Inc.                           31,000       1,350
                                               Number of     Value
                                                 Shares      (000s)
                                               ----------  ----------
K N Energy, Inc.                                   12,200  $      716
Kansas City Power & Light Co.                      15,900         473
Keyspan Energy Corp.                               22,350         763
Ku Energy Corp.                                    26,500       1,173
LG & E Energy Corp.                                25,900         686
Long Island Lighting Co.                           51,800       1,551
MCN Corp.                                          35,600       1,344
Midamerican Energy Holdings Co.                    34,461         728
Minnesota Power & Light Co.                         7,000         285
Montana Power Co.                                  17,900         666
National Fuel Gas Co.                              16,600         764
Nevada Power Co.                                   10,000         246
New Century Energies Inc.                          45,700       2,171
New England Electric Co.                           28,800       1,253
New York State Electric & Gas Corp.                33,400       1,394
Niagara Mohawk Power Corp.+                        75,200         921
NICOR, Inc.                                        25,300       1,036
Nipsco Industries, Inc.                            61,800       1,657
Northeast Utilities+                               41,000         579
Northern States Power Co.                          28,800       1,624
Oklahoma Gas & Electric Co.                        15,600         857
Pacific Enterprises, Inc.                          32,800       1,277
Pacific Gas & Electric Corp.                      185,458       6,004
PacifiCorp.                                       119,500       2,778
PECO Energy Co.                                    78,500       1,869
Peoples Energy Corp.                               19,500         707
Pinnacle West Capital Co.                          32,300       1,429
Potomac Electric Power Co.                         49,400       1,210
PP&L Resources, Inc.                               54,720       1,262
Public Service Enterprise Group, Inc.              92,300       3,098
Puget Sound Power & Light Co.                      28,200         742
Questar Corp.                                      17,900         776
Rochester Gas & Electric Corp.                     10,000         311
Scana Corp.                                        45,800       1,368
Seagull Energy Corp.+                              19,000         324
Sonat, Inc.                                        43,600       1,935
Southern Co.                                      283,700       7,518
Teco Energy, Inc.                                  47,200       1,257
Texas Utilities Co.                                95,812       3,832
Unicom Corp.                                       83,500       2,902
Utilicorp United, Inc.                             13,900         523
Washington Gas Light Co.                           10,000         272
Washington Water Power Co.                         27,700         637
Western Resources, Inc.                            27,231       1,064
Williams Companies, Inc.                          184,461       5,834
Wisconsin Energy Corp.                             39,600       1,208
                                                           ----------
                                                              163,398
                                                           ----------

                                               Number of     Value
                                                 Shares      (000s)
                                               ----------  ----------
TOTAL COMMON STOCK
 (Cost $2,513,664)                                         $4,239,765
                                                           ----------

 PREFERRED STOCK--0.0%
 CONTAINERS--0.0%
Sealed Air Corp. Series A+                            174          11
                                                           ----------
 HEALTHCARE--0.0%
Fresenius National Medical, Inc.+                  24,900           1
                                                           ----------
TOTAL PREFERRED STOCK (Cost $3)                                    12
                                                           ----------
                                                  Par
                                               ----------
 REPURCHASE AGREEMENTS--0.7%
PNC BANK, N.A. 4.75%, Dated 4/30/98; Due
 5/1/98, Collateralized by: Federal National
 Mortgage Assoc. CMO: $29,466,826 Par; 6.50%;
 Due 10/15/08                                  $   28,537      28,537
                                                           ----------
TOTAL REPURCHASE AGREEMENTS
 (Cost $28,537)                                                28,537
                                                           ----------
                                                             Value
                                                  Par        (000s)
                                               ----------  ----------
 U.S. TREASURY OBLIGATIONS--0.0%
U.S. Treasury Bills(a)(b)
  4.91%, 06/18/98                              $   35,000  $       35
  4.93%, 06/18/98                                  40,000          40
  4.94%, 06/18/98                                  90,000          89
  4.99%, 06/18/98                                  30,000          30
  5.01%, 06/18/98                                  50,000          50
  5.01%, 06/25/98                                  20,000          20
  5.04%, 06/18/98                                  60,000          60
  5.07%, 06/25/98                                  65,000          65
  5.14%, 06/25/98                                 165,000         164
  5.18%, 06/25/98                                 265,000         261
                                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $814)                                                      814
                                                           ----------
TOTAL INVESTMENTS--100.2%
 (Cost $2,543,018)                                          4,269,128
                                                           ----------
OTHER ASSETS AND LIABILITIES--(0.2)%
  Other Assets                                                 14,977
  Liabilities                                                 (23,721)
                                                           ----------
                                                               (8,744)
                                                           ----------
NET ASSETS--100.0%                                         $4,260,384
                                                           ----------
                                                           ----------

SEE ACCOMPANYING NOTES TO STATEMENTS OF NET ASSETS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK-:
STATEMENT OF NET ASSETS
April 30, 1998 (Unaudited)

                                                 Number     Value
                                               of Shares    (000s)
                                               ----------  --------
 COMMON STOCK--99.7%
 AEROSPACE / DEFENSE--0.8%
AAR Corp.                                          27,150  $    711
Alliant Techsystems, Inc.                          11,800       754
BE Aerospace, Inc.+                                21,900       683
GenCorp., Inc.                                     36,400     1,108
OEA, Inc.                                          16,100       307
Orbital Sciences Corp.+                            27,900     1,242
Trimble Navigation Ltd.+                           17,700       327
                                                           --------
                                                              5,132
                                                           --------
 AIR TRANSPORTATION--0.7%
Alaska Air Group, Inc.+                            16,600       932
America West Holding Corp. Class B+                40,500     1,224
ASA Holdings, Inc.                                 25,600       973
Atlas Air, Inc.+                                   22,600       881
Offshore Logistics, Inc.+                          17,000       402
Trans World Airlines, Inc.+                        39,900       387
                                                           --------
                                                              4,799
                                                           --------
 ALCOHOLIC BEVERAGES--0.2%
Canandaigua Wine Co., Inc. Class A+                16,200       848
Mondavi (Robert) Corp. Class A+                     6,200       245
                                                           --------
                                                              1,093
                                                           --------
 APPAREL--2.1%
Burlington Industries, Inc.+                       55,000       963
Fabric Centers of America, Inc.+                   14,500       427
Footstar, Inc.+                                    24,700       983
Goody's Family Clothing, Inc.+                     15,000       743
Guilford Mills, Inc.                               22,400       633
Kellwood Co.                                       20,800       664
Men's Wearhouse, Inc.+                             19,800       834
Nautica Enterprises, Inc.+                         33,600       836
Nine West Group, Inc.+                             31,600       879
Pacific Sunwear of California+                     10,800       477
Phillips-Van Heusen Corp.                          22,200       262
Russell Corp.                                      31,900       861
Springs Industries, Inc.                           17,300       953
St. John Knits, Inc.                               15,000       669
Stride Rite Corp.                                  37,400       470
Talbots, Inc.                                      25,300       481
The Buckle, Inc.                                   13,000       658
Timberland Co. Class A+                            10,500       899

                                                 Number     Value
                                               of Shares    (000s)
                                               ----------  --------
Wolverine World Wide, Inc.                         36,400  $  1,050
                                                           --------
                                                             13,742
                                                           --------
 AUTOMOTIVE PRODUCTS / MOTOR VEHICLES--1.6%
A.O. Smith Corp. Class B                           15,500       699
Arvin Industries, Inc.                             21,700       888
Breed Technologies, Inc.                           24,900       503
Coach USA, Inc.+                                   17,800       844
Detroit Diesel Corp.+                              19,900       458
Gentex Corp.+                                      30,200     1,019
Hayes Lemmerz International, Inc.+                 29,700     1,142
Mascotech, Inc.                                    42,300       986
Modine Manufacturing Co.                           26,100       971
O'Reilly Automotive, Inc.                          16,600       457
Standard Products Co.                              13,200       422
Superior Industries International, Inc.            24,700       793
Titan International, Inc.                          17,000       332
Tower Automotive, Inc.+                            20,200     1,077
Wynns International, Inc.                          15,100       340
                                                           --------
                                                             10,931
                                                           --------
 BANKS--5.6%
ALBANK Financial Corp.                             10,920       573
AMCORE Financial, Inc.                             25,150       651
Bancorp South, Inc.                                19,500       869
Banknorth Group, Inc.                              15,800       573
Bay View Cap Corp.                                 17,800       581
BOK Financial Corp.                                18,707       952
Chemical Financial Corp.                            8,478       350
Chittenden Corp.                                   11,900       446
CitFed Bancorp, Inc.                               11,900       631
Citizens Bancshares, Inc.                           4,700       340
Citizens Banking Corp.                             22,750       808
CNB Bancshares, Inc.                               30,615     1,497
Commerce Bancorp, Inc.--New Jersey                 14,990       860
Community First Bankshares, Inc.                   18,500       932
Corus Bankshares, Inc.                             14,300       642
Downey Financial Corp.                             23,497       815
Everen Capital Corp.                               16,500       878
F & M National Corp.                               15,955       515
F.N.B. Corp.                                       13,755       512
First Colorado Bancorp, Inc.                       14,400       421
First Commonwealth Financial Corp.                 17,300       482
First Financial Bancorp                            14,631       827
First Midwest Bancorp, Inc.                        18,300       949
Firstbank of Illinois Co.                          12,400       567
Firstfed Financial Corp.+                           8,300       380
First Source Corp.                                 17,493       688

                                                 Number     Value
                                               of Shares    (000s)
                                               ----------  --------
First Source Bancorp, Inc.                         32,871  $    349
GBC Bancorp California                              6,900       440
Hancock Holding Co.                                 9,930       619
Harris Financial, Inc.                             30,000       771
HUBCO, Inc.                                        25,256       928
Irwin Financial Corp.                              10,500       579
MAF Bancorp, Inc.                                  21,000       847
Merchants Bancorp, Inc. New York                    7,600       302
Mid-Am, Inc.                                       19,081       518
National Bancorp of Alaska, Inc.                   29,600     1,088
National City Bancshares, Inc.                     11,000       448
One Valley Bancorp of West Virginia, Inc.          23,956       931
Park National Corp.                                 7,900       759
Peoples Bancorp, Inc.                              35,183       378
Peoples First Corp.                                 7,900       300
Provident Bankshares Corp.                         22,270       724
Queens County Bancorp, Inc.                        11,995       549
Republic Bancorp, Inc.                             14,600       285
Riggs National Corp.                               27,500       792
S & T Bancorp, Inc.                                13,000       676
St. Paul Bancorp, Inc.                             30,237       756
Susquehanna Bancshares, Inc.                       20,750       742
T R Financial Corp.                                13,800       496
Texas Regional Bancshares, Inc.                    12,300       406
The Trust Company of New Jersey                    15,500       422
Trans Financial, Inc.                              11,100       616
Triangle Bancorp, Inc.                             10,200       298
TrustCo Bank Corp.--New York                       20,011       575
UMB Financial Corp.                                17,252     1,018
United Bankshares, Inc.                            27,200       711
UST Corp.                                          27,300       770
Wesbancorp, Inc.                                   12,600       337
Westcorp, Inc.                                     20,575       312
                                                           --------
                                                             37,481
                                                           --------
 BUSINESS MACHINES & SOFTWARE--5.7%
Analogic Corp.                                      9,900       462
Avant Corp.+                                       25,400       737
BancTec, Inc.+                                     17,100       373
Black Box Corp.+                                   13,100       436
Boole & Babbage, Inc.                              22,050       529
Broderbund Software, Inc.+                         16,300       291
Cirrus Logic, Inc.+                                62,900       657
Computer Products, Inc.+                           35,100       772
Comverse Technology, Inc.+                         36,485     1,728
Data General Corp.+                                31,300       477
Davox Corp.                                         9,300       208
                                                 Number     Value
                                               of Shares    (000s)
                                               ----------  --------
Dialogic Corp.+                                    12,700  $    475
Electronics For Imaging, Inc.                      45,600       935
FileNet Corp.+                                     13,000       709
GT Interactive Software Corp.+                     57,000       602
HMT Technology Corp.+                              33,500       436
HNC Software, Inc.+                                23,800       928
Hyperion Software Corp.+                           17,000       737
Inacom Corp.+                                      12,400       444
Informix Corp.+                                   131,000     1,296
Intergraph Corp.+                                  37,700       320
Komag, Inc.+                                       49,200       763
Learning Company, Inc.+                            43,200     1,237
Legato Systems, Inc.                               32,000     1,012
Manugistics Group, Inc.                            21,200     1,272
Micron Electronics, Inc.+                          84,900     1,183
National Computer Systems, Inc.                    28,400       710
National Instruments Corp.                         26,950       957
Network Appliance, Inc.                            29,600     1,067
Novellus Systems, Inc.                             28,900     1,384
Pixar, Inc.+                                       38,000     1,577
Premiere Technologies, Inc.+                       38,400     1,224
Rational Software Corp.+                           73,700     1,239
Read-Rite Corp.+                                   45,500       628
Remedy Corp.                                       22,100       488
Safeguard Scientifics, Inc.                        27,000     1,141
Sequent Computer Systems, Inc.+                    39,000       765
Stratus Computer, Inc.+                            20,600       897
Sybase, Inc.+                                      76,100       649
Systems & Computer Technology+                     16,100       910
Transaction Systems Architects, Inc.+              23,600       991
Vantive Corp.+                                     24,700       790
Veritas DGC, Inc.+                                 20,100     1,089
Visio Corp.                                        26,000     1,287
Wang Laboratories, Inc.+                           32,900       888
Wind River Systems, Inc.                           21,175       733
                                                           --------
                                                             38,433
                                                           --------
 BUSINESS SERVICES--13.1%
Abacus Direct Corp.+                                9,400       535
ABM Industries, Inc.                               15,900       460
ABR Information Services, Inc.                     23,500       680
Access Health, Inc.+                               16,700       564
Advo, Inc.+                                        19,100       547
Affiliated Computer Services, Inc.                 37,700     1,321
Affymetrix, Inc.+                                  21,800       687
American Disposal Services, Inc.+                  21,000       842
American Management Systems, Inc.                  35,500     1,027
Amresco, Inc.                                      34,200     1,240

SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK-:
STATEMENT OF NET ASSETS (continued)
April 30, 1998 (Unaudited)

                                                 Number     Value
                                               of Shares    (000s)
                                               ----------  --------
Analysts International Corp.                       19,050  $    552
APAC Teleservices, Inc.+                           38,300       364
Apria Healthcare Group, Inc.+                      40,400       386
Arbor Sorftware Corp.+                             10,900       513
Aspect Development, Inc.+                          12,200       772
Aspen Technology, Inc.+                            17,400       850
Atria Communities, Inc.+                           18,400       354
Bell & Howell Co.+                                 18,400       508
Billing Concepts Corp.                             29,000       812
BISYS Group, Inc.+                                 23,000       909
Borg Warner Securities Corp.+                      18,300       373
Bowne & Co., Inc.                                  14,500       599
Brightpoint, Inc.                                  41,650       812
Caribiner International, Inc.                      21,400       428
Catalina Marketing Corp.+                          16,600       863
Catalytica, Inc.+                                  49,400       716
CDI Corp.+                                         18,000       696
Cellstar Corp.                                     26,000       848
Century Business Services, Inc.+                   44,400       855
Cerner Corp.+                                      31,100       927
Choicepoint, Inc.+                                 13,200       723
Computer Learning Centers, Inc.                    12,600       151
Computer Task Group, Inc.                          18,800       731
Consolidated Graphics, Inc.                        12,200       704
Cort Business Services Corp.+                      12,100       483
CSG Systems International, Inc.+                   22,500     1,024
Curative Technologies, Inc.+                       10,000       310
DBT Online, Inc.                                   14,400       382
DeVRY, Inc.+                                       30,100     1,140
Dionex Corp.                                       10,800       576
Documentum, Inc.+                                  13,800       743
Dynatech Corp.+                                    15,200       741
Eastern Environmental Services, Inc.+              18,300       478
Education Management Corp.+                        11,400       396
Electro Rent Corp.                                 11,600       554
Envoy Corp.+                                       18,800       792
Equity Corp. International+                        16,300       404
Excite, Inc.+                                      14,500       970
Express Scripts, Inc. Class A+                     14,200     1,136
Fair, Issac & Co., Inc.                            10,600       421
FPA Medical Management, Inc.+                      21,600       270
Franklin Covey Co.+                                19,500       488
G&K Services, Inc. Class A                         18,050       727
HA-LO Industries, Inc.+                            19,225       645
Harbinger Corp.+                                   24,600       895
Henry Jack & Associates, Inc.                      20,250       704
IDX Systems Corp.+                                 23,800     1,037
Information Resources, Inc.+                       22,800       426
Interim Services, Inc.                             34,500     1,126
                                                 Number     Value
                                               of Shares    (000s)
                                               ----------  --------
Intersolv, Inc.+                                   16,700  $    257
Iron Mountain, Inc.+                               10,600       445
ITT Educational Services, Inc.                     25,200       745
Jacobs Engineering Group, Inc.+                    22,100       738
JDA Software Group, Inc.+                          12,200       617
John H. Harland Co.                                24,300       433
Kirby Corp.+                                       19,100       468
LaidLaw Environmental Services, Inc.+             162,000       638
Lamar Advertising Company Class A                  23,550       812
Learning Tree International, Inc.+                 10,200       244
Lycos, Inc.+                                       12,700       785
Mariner Health Group, Inc.+                        23,100       419
Mastech Corp.                                      39,800     1,055
Medaphis Corp.+                                    65,200       599
Mentor Graphics Corp.+                             62,100       652
Mercury Interactive Corp.+                         16,000       648
Metamor Worldwide, Inc.+                           27,900     1,067
Metris Companies, Inc.                             17,600       998
Metromedia International Group, Inc.+              59,600       991
Metzler Group, Inc.                                18,750       649
Micro Warehouse, Inc.+                             27,200       425
Miravant Medical Technologies+                     11,200       270
National Data Corp.                                28,100     1,147
National Processing, Inc.+                         39,700       499
National Surgery Centers, Inc.                     15,550       441
New England Business Service, Inc.                 10,800       358
NFO Worldwide, Inc.+                               16,100       337
Norrell Corp.                                      26,000       548
NOVA Corp.+                                        23,700       806
Oceaneering International, Inc.+                   18,400       422
Orthodontic Centers of America, Inc.+              44,300       947
PAXAR Corp.+                                       45,835       679
Payment Services, Inc.+                            42,100       821
Pediatrix Medical Group, Inc.+                     12,800       540
Pegasystems, Inc.+                                 22,400       420
Personal Group of America, Inc.                    23,200       461
Physician Reliance Network, Inc.+                  38,300       464
Pre-Paid Legal Services, Inc.+                     17,800       673
Renaissance Worldwide, Inc.                        41,920       752
Renters Choice, Inc.+                              19,600       537
Rollins, Inc.                                      26,500       528
Romac International, Inc.+                         27,300       723
Rural/Metro Corp.+                                 11,100       361
Sandisk Corp.+                                     20,100       420
Sapient Corp.                                      21,700     1,071
Seacor Holdings, Inc.+                             12,600       739
SEI Corp.                                          15,700     1,160
Sitel Corp.+                                       57,400       674
Spartech Corp.                                     20,700       439

                                                 Number     Value
                                               of Shares    (000s)
                                               ----------  --------
SPS Transaction Services, Inc.+                    27,400  $    844
Staffmark, Inc.+                                   17,900       761
Standard Register Co.                              25,100     1,002
Strayer Education, Inc.                            12,200       448
Structural Dynamics Research Corp.+                27,500       777
Sun Healthcare Group, Inc.+                        43,408       727
Superior Services, Inc.+                           22,200       722
Sykes Enterprises, Inc.                            35,900       752
Synetic, Inc.+                                     15,200       936
Technology Solutions Co.+                          21,750       699
Teletech Holdings, Inc.+                           51,300       770
Tetra Technology Inc.+                             17,800       432
Transition Systems, Inc.+                          13,600       306
True North Communications, Inc.                    38,200     1,165
Unisource Worldwide, Inc.                          59,300       752
USCS International, Inc.+                          18,200       366
Vanstar Corp.+                                     33,900       451
Viasoft, Inc.+                                     15,200       265
Volt Information Sciences, Inc.+                   13,350       444
Wackenhut Corrections Corp.+                       17,400       455
Walter Industries, Inc.+                           47,800       986
Whittman Hart, Inc.+                               19,400       851
Xylan Corp.+                                       37,500     1,068
Zebra Technologies Corp. Class A+                  21,500       833
                                                           --------
                                                             87,951
                                                           --------
 CHEMICAL--2.7%
Calgon Carbon Corp.                                31,200       378
Cambrex Corp.                                      11,250       624
Chemed Corp.                                        7,900       316
Chemfirst, Inc.                                    15,900       423
Dexter Corp.                                       20,700       855
Ethyl Corp.                                        67,700       516
Ferro Corp.                                        33,600       971
Furon Co.                                          14,300       299
General Chem Group, Inc.                           16,500       460
Geon Co.                                           18,200       435
Georgia Gulf Corp.                                 28,900       742
H.B. Fuller Co.                                    12,500       784
Lawter International, Inc.                         35,700       375
Lilly Industries, Inc. Class A                     18,350       345
Macdermid, Inc.                                    24,800       742
NCH Corp.                                           6,400       406
NL Industries, Inc.                                42,700       963
OM Group, Inc.                                     18,450       818
Schulman (A.), Inc.                                32,400       725
Scotts Co. Class A+                                14,700       537
Sequa Corp. Class A+                                8,700       644
                                                 Number     Value
                                               of Shares    (000s)
                                               ----------  --------
Tredegar Industries, Inc.                          11,000  $    861
Twinlab Corp.+                                     23,600       926
WD-40 Co.                                          12,200       353
Wellman, Inc.                                      29,400       665
Zoltek Companies, Inc.+                            12,800       443
                                                           --------
                                                             15,606
                                                           --------
 CONSTRUCTION--2.7%
Blount International, Inc. Class A                 33,600     1,044
CalMat Co.                                         19,400       508
Carbo Ceramics, Inc.                               11,500       404
Centex Construction Products, Inc.                 18,200       669
D.R.Horton, Inc.                                   48,200       895
DAL-Tile International, Inc.+                      50,900       716
Florida Rock Industries, Inc.                      14,900       410
Granite Construction, Inc.                         14,400       426
Kaufman & Broad Home Corp.                         37,600     1,093
Lone Star Industries, Inc.                         10,100       835
Mastec, Inc.                                       22,400       599
Medusa Corp.                                       15,300       941
Morrison Knudsen Corp.+                            45,700       546
Palm Harbor Homes, Inc.+                           18,850       836
Pulte Corp.                                        19,100       978
Regal Beloit Corp.                                 16,400       504
Sawtek, Inc.+                                      20,300       617
Simpson Manufacturing, Inc.+                        9,100       379
Standard Pacific Corp.                             23,200       400
Stone & Webster, Inc.                              11,900       531
TJ International, Inc.                             15,200       473
Toll Brothers, Inc.+                               32,300       900
Triangle Pacific Corp.+                            11,600       505
U.S. Home Corp.+                                   11,500       477
United Dominion Industries, Ltd.                   38,200     1,304
Webb Del Corp.                                     13,900       364
West Teleservices Corp.+                           55,700       912
                                                           --------
                                                             18,266
                                                           --------
 CONSUMER--DURABLE--1.7%
Bassett Furniture Industries, Inc.                 10,200       319
Champion Enterprises, Inc.+                        40,692     1,012
Chicago Miniature Lamp, Inc.+                      25,000       959
Ethan Allen Interiors, Inc.                        24,300     1,238
Furniture Brands International, Inc.+              43,800     1,288
Griffon Corp.+                                     23,800       318
Harman International Industries, Inc.              17,100       735
Helen of Troy Ltd.+                                21,200       435
Interface, Inc.                                    21,400       908
Kimball International, Inc. Class B                36,600       862

SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK-:
STATEMENT OF NET ASSETS (continued)
April 30, 1998 (Unaudited)

                                                 Number     Value
                                               of Shares    (000s)
                                               ----------  --------
La-Z-Boy Chair Co.                                 15,100  $    790
Linens-N-Things, Inc.+                             17,300     1,042
Samsonite Corp.+                                   16,000       460
Sturm, Ruger & Co., Inc.                           21,300       419
Toro Co.                                           10,200       386
Windmere Durable Holdings, Inc.                    14,000       343
                                                           --------
                                                             11,514
                                                           --------
 CONSUMER--NONDURABLE--2.9%
Action Performance, Inc.+                          12,600       436
Apple South, Inc.                                  30,400       479
Applebee's International, Inc.                     29,700       739
Boston Chicken, Inc.+                              60,000       257
Brinker International, Inc.+                       54,800     1,315
Buffets, Inc.+                                     39,500       585
Cheesecake Factory                                 15,300       386
Cytyc Corp.+                                       13,700       199
Department 56, Inc.+                               19,200       690
First Brands Corp.                                 35,000       938
Foodmaker, Inc.+                                   35,700       678
Hanover Direct, Inc.+                             160,000       570
Jostens, Inc.                                      35,300       836
Landrys Seafood Restaurants, Inc.+                 25,300       721
Lone Star Steakhouse & Saloon, Inc.+               36,200       769
Luby's Cafeterias, Inc.                            18,900       363
Midway Games, Inc.+                                62,466     1,156
Mohawk Industries, Inc.                            44,800     1,383
Oakley, Inc.+                                      62,400       823
Oneida Ltd.                                        13,200       395
Papa John's International, Inc.+                   25,625     1,070
Rainforest Cafe, Inc.                              20,850       316
Ruby Tuesday, Inc.                                 13,537       453
Russ Berrie & Co., Inc.                            17,400       498
Ryan's Family Steak Houses, Inc.+                  37,000       370
Sbarro, Inc.                                       16,100       475
Showbiz Pizza Time, Inc.+                          18,200       703
Trans World Entertainment Corp.                    15,500       419
Trex Medical Corp.+                                28,200       536
Williams-Sonoma, Inc.                              21,800     1,198
                                                           --------
                                                             19,756
                                                           --------
 CONTAINERS--0.6%
ACX Technologies, Inc.+                            24,000       573
Ball Corp.                                         27,500     1,062
Greif Brothers Corp. Class A                       18,800       724
Stone Container Corp.                              83,900     1,374
                                                           --------
                                                              3,733
                                                           --------
                                                 Number     Value
                                               of Shares    (000s)
                                               ----------  --------
 ELECTRONICS--5.7%
Allen Telecom, Inc.+                               23,800  $    382
Amphenol Corp.+                                    15,300       943
Anadigics, Inc.+                                   11,500       192
Anixter International, Inc.+                       41,800       833
Atmi, Inc.+                                        14,200       396
Belden, Inc.                                       22,500       932
Berg Electronics Corp.+                            34,600       824
Burr Brown Corp.                                   32,500       989
Cable Design Technologies Corp.+                   26,250       699
CCC Information Services Group, Inc.+              18,800       451
Centennial Technologies, Inc.+                      5,600        12
Checkpoint Systems, Inc.                           28,200       527
Commscope Inc.+                                    46,000       748
CTS Corp.                                          12,400       458
Cypress Semiconductor Corp.+                       82,300       823
Dallas Semiconductor Corp.                         23,600       910
Digital Microwave Corp.                            44,900       511
DSP Communications, Inc.+                          31,900       532
Dupont Photomasks, Inc.+                           14,400       781
EG&G, Inc.                                         38,000     1,149
Electro Scientific Industries, Inc.+                8,900       338
E Spire Communications, Inc.+                      35,000       665
Exide Corp.                                        17,100       330
Fluke Corp.                                        14,400       457
General Semiconductor, Inc.+                       28,900       396
Genrad, Inc.+                                      25,400       510
Gerber Scientific, Inc.                            17,700       451
Glenayre Technologies, Inc.+                       57,400       900
Hadco Corp.+                                       11,400       436
Hutchinson Technology, Inc.+                       15,400       476
Imation Corp.+                                     37,800       713
Information Management Resources, Inc.+            22,500       610
Integrated Device Technology, Inc.+                69,200       835
International Network Services+                    28,300       952
International Rectifier Corp.+                     41,000       482
Kemet Corp.+                                       32,400       583
Kent Electronics Corp.+                            25,900       570
Kulicke & Soffa Industries, Inc.+                  10,800       232
Lam Research Corp.+                                25,800       800
Lattice Semiconductor Corp.+                       19,800       903
Level One Communications, Inc.+                    25,650       798
Littlefuse, Inc.+                                  15,700       396
Marshall Industries+                               13,100       425
MEMC Electronic Materials, Inc.+                   22,200       312
Methode Electronics, Inc. Class A                  27,850       446
MRV Communications, Inc.+                          21,300       572

                                                 Number     Value
                                               of Shares    (000s)
                                               ----------  --------
Pioneer Standard Electronic, Inc.                  20,700  $    260
Premisys Communications, Inc.+                     20,600       601
Remec, Inc.                                        18,600       463
Sevice Experts, Inc.+                              14,100       469
Silicon Valley Group, Inc.+                        28,600       543
Sipex Corp.                                        13,800       274
Smart Modular Technologies, Inc.                   38,100       941
SpeedFam International, Inc.+                      12,200       354
Superior Telecommunications, Inc.                  12,750       538
Technitrol, Inc.                                   12,700       519
Tekelec, Inc.                                      22,200     1,116
Tracor, Inc.+                                      22,700       892
United States Satellite Broadcasting Co.+          79,400       734
Unitrode Corp.                                     18,500       296
Univision Communications, Inc.+                    21,300       816
Vicor Corp.+                                       36,500       732
VLSI Technology, Inc.+                             40,300       831
                                                           --------
                                                             38,059
                                                           --------
 ENERGY--RAW MATERIALS--2.6%
Amcol International Corp.                          22,300       305
Arch Coal, Inc.                                    34,600       887
Atwood Oceanics, Inc.                              13,100       716
Barrett Resources Corp.+                           27,600     1,025
Benton Oil & Gas Co.+                              23,100       282
Cabot Oil & Gas Corp. Class A                      19,400       455
Chesapeake Energy Corp.                            95,700       490
Cliffs Drilling Co.                                13,500       666
EEX Corp.+                                        110,000     1,066
Forcenergy, Inc.+                                  19,900       459
Forest Oil Corp.+                                  28,500       445
Harken Energy Corp.+                              110,000       708
Grey Wolf, Inc.+                                   91,200       393
Key Energy Group, Inc.+                            14,200       265
Leviathan Gas Pipeline Partners, L.P.              14,200       461
Louis Dreyfus Natural Gas Corp.+                   37,300       748
Marine Drilling Company, Inc.+                     45,200     1,099
Newfield Exploration Co.                           31,700       769
Newpark Resources, Inc.                            53,700     1,291
Nuevo Energy Co.+                                  19,000       677
Parker Drilling Co.+                               62,600       642
Stone Energy Corp.+                                16,800       644
Tom Brown, Inc.+                                   24,100       497
Trico Marine Services, Inc.                        15,500       351
Tuboscope Vetco International Corp.+               39,700       940
UTI Energy Corp.                                   12,900       224
Vintage Petroleum, Inc.                            44,400       866
                                                 Number     Value
                                               of Shares    (000s)
                                               ----------  --------
Zeigler Coal Holding Co.                           22,100  $    399
                                                           --------
                                                             17,770
                                                           --------
 FOOD & AGRICULTURE--2.3%
Agribiotech, Inc.+                                 23,500       358
Bob Evans Farms, Inc.                              37,900       772
Chiquita Brands International, Inc.                56,900       772
Coca-Cola Bottling Co.                              7,000       428
Delta & Pine Land Co.                              32,445     1,497
Dimon, Inc.                                        25,600       374
Dominicks Supermarkets, Inc.+                      18,000       721
Dreyer's Grand Ice Cream, Inc.                     25,600       646
Earthgrains Co.                                    18,348       858
Fleming Companies, Inc.                            35,700       669
International Multifoods Corp.                     14,500       421
J.M. Smucker Co. Class A                           27,400       673
Lance, Inc.                                        23,500       505
Lindsay Manufacturing Co.                           7,400       347
Michael Foods, Inc.                                17,100       500
Mississippi Chemical Corp.                         21,540       390
Mycogen Corp.+                                     30,400       623
Pilgrims Pride Corp.                               21,700       369
Ralcorp Holdings, Inc.+                            28,466       566
Seabord Corp.                                       1,400       476
Terra Industries, Inc.                             66,300       713
Tootsie Roll Industries, Inc.                      14,141     1,025
United National Foods, Inc.+                       13,600       384
Universal Foods Corp.                              22,100     1,117
                                                           --------
                                                             15,204
                                                           --------
 GOLD--0.1%
Getchell Gold Corp.+                               28,571       704
                                                           --------
 HEALTHCARE / DRUG & MEDICINE--7.3%
Acuson Corp.+                                      22,600       424
Advanced Tissue Sciences, Inc.+                    29,500       250
Agouron Pharmaceuticals, Inc.+                     26,600       904
Algos Pharmaceutical Corp.+                        12,500       411
Alkermes, Inc.+                                    16,400       392
Alpharma, Inc. Class A                             20,067       457
Alternative Living Servies, Inc.+                  24,600       861
American Oncology Resources, Inc.+                 22,900       344
Amerisource Health Corp.+                          17,900       976
Andrx Corp.+                                       11,700       439
Arrow International, Inc.                          22,200       733
ATL Ultrasound, Inc.+                              13,100       634
Aviron+                                            12,600       313
Ballard Medical Products                           26,100       656

SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK-:
STATEMENT OF NET ASSETS (continued)
April 30, 1998 (Unaudited)

                                                 Number     Value
                                               of Shares    (000s)
                                               ----------  --------
Barr Laboratories, Inc.+                           19,950  $    809
Bindley Western Industies, Inc.                    12,200       474
Bio-Technology General Corp.+                      36,900       329
Carematrix Corp.+                                  13,500       366
Carter-Wallace, Inc.                               42,800       773
Cognex Corp.+                                      34,700       839
Columbia Laboratories, Inc.+                       22,400       202
Conmed Corp.+                                      12,500       286
Cooper Companies, Inc.+                            11,600       446
COR Therapeutics, Inc.+                            18,600       351
Covance, Inc.+                                     49,000     1,050
Coventry Health Care, Inc.+                        50,400       854
Cygnus, Inc.+                                      15,100       166
Datascope Corp.+                                   12,600       354
Gensia, Inc.+                                      60,000       274
Genesis Health Ventures, Inc.+                     30,550       808
Gilead Sciences, Inc.+                             25,800       980
Guilford Pharmaceuticals, Inc.+                    15,200       302
Heartport, Inc.+                                   19,400       206
Human Genome Sciences, Inc.+                       20,200       735
Icos Corp.+                                        31,300       462
IDEC Pharmaceuticals Corp.+                        17,000       612
Idexx Labortories, Inc.+                           35,900       794
Incyte Pharmacuticals, Inc.                        20,900       941
Inhale Therapeutic Systems+                        12,000       336
Interneuron Pharmaceuticals, Inc.+                 32,200       213
Invacare Corp.                                     28,300       789
Ivax Corp.                                        105,200     1,026
Jones Medical Industries, Inc.                     25,300       746
Life Technologies, Inc.                            21,250       744
Magellan Health Services, Inc.+                    24,700       685
Marquette Medical Systems, Inc.+                   19,400       524
Medicis Pharmaceutical Corp.+                      16,050       686
Medimmune, Inc.+                                   22,100     1,163
Mentor Corp.                                       19,600       533
Mid Atlantic Medical Services, Inc.+               51,900       665
Millennium Pharmaceuticals+                        22,800       433
Minimed, Inc.+                                     14,100       705
Natures Sunshine Products, Inc.                    14,650       359
NBTY, Inc.                                         50,100     1,002
North American Vaccine, Inc.+                      24,900       405
NovaCare, Inc.+                                    55,980       780
Organogenesis, Inc.+                               26,359       820
Owens & Minor, Inc. Holding Co.                    25,200       449
Paragon Health Network, Inc.+                      37,179       695
Parexel International Corp.+                       19,900       667
Pathogensis Corp.+                                 12,700       503
Patterson Dental Co.+                              28,275       832
Perrigo Co.+                                       66,800       864
                                                 Number     Value
                                               of Shares    (000s)
                                               ----------  --------
Phymatrix Corp.+                                   29,000  $    292
Protein Design Labs, Inc.+                         14,300       458
PSS World Medical, Inc.+                           58,000     1,301
Quest Diagnostic, Inc.+                            23,500       452
Renal Care Group, Inc.+                            19,900       761
Respironics, Inc.+                                 27,200       454
Sangstat Medical Corp.+                            12,800       433
Sepracor, Inc.+                                    24,300     1,124
Serologicals Corp.+                                12,300       369
Sola International, Inc.+                          21,200       901
Sunrise Assisted Living, Inc.+                     17,000       762
Theragenics Corp.                                  25,800       735
Thermedics, Inc.+                                  28,800       463
Thermo Cardiosystems, Inc.+                        34,600       945
ThermoLase Corp.+                                   3,182        51
Thermotrex Corp.+                                  15,100       301
Transkaryotic Therapies, Inc.+                     14,500       451
Vertex Pharmaceuticals, Inc.+                      23,100       719
West Company, Inc.                                 15,100       466
                                                           --------
                                                             49,269
                                                           --------
 HOUSEHOLD PRODUCTS--0.5%
Bush Boake Allen, Inc.+                            15,100       427
Church & Dwight Co., Inc.                          16,700       515
Libbey, Inc.                                       13,500       510
Playtex Products, Inc.+                            42,600       658
Revlon, Inc.+                                      17,700       927
ThermoLase Corp.+                                  31,018       178
                                                           --------
                                                              3,215
                                                           --------
 INSURANCE--4.6%
Alfa Farmers Federation Corp.                      38,000       679
Allied Group, Inc.                                 26,950       805
American Annuity Group, Inc.                       38,350       904
American Heritage Life Investment Corp.            22,000       505
Amerin Corp.+                                      22,500       716
Argonaut Group, Inc.                               21,100       723
Arthur J. Gallagher & Co.                          15,000       658
Blanche Withholdings, Inc.                          9,900       347
Capital Re Corp.                                   14,000     1,033
Citizens Corp.                                     30,100       963
Commerce Group, Inc.                               30,100     1,134
Delphi Financial Group, Inc. Class A               17,713     1,010
Enhance Financial Services Group, Inc.             16,200     1,112
Executive Risk, Inc.                                9,900       660
FBL Financial Group, Inc.                          30,200       868
Foremost Corp. of America                          22,800       553

                                                 Number     Value
                                               of Shares    (000s)
                                               ----------  --------
Frontier Insurance Group, Inc.                     30,150  $    799
Harleysville Group, Inc.                           26,600       718
Hartford Life, Inc. Class A                        22,400     1,107
HCC Insurance Holdings, Inc.                       40,450       880
HSB Group, Inc.                                    16,200     1,069
John Alden Financial Corp.                         20,100       440
Kansas City Life Insurance Co.                      4,900       417
Liberty Corp.                                      18,600       953
Life Re Corp.                                      14,700     1,058
Markel Corp.+                                       5,000       793
Medical Assurance, Inc.                            16,879       500
NAC Re Corp.                                       17,200       860
Penncorp Financial Group, Inc.                     25,000       650
Presidential Life Corp.                            25,600       522
PXRE Corp.                                         10,800       325
Reinsurance Group of America, Inc.                 22,450     1,113
RLI Corp.                                           9,000       488
Selective Insurance Group, Inc.                    27,200       748
Sierra Health Services, Inc.                       18,200       700
State Auto Financial Corp.                         17,350       631
Trenwick Group, Inc.                                9,400       362
Triad Guarantee, Inc                               10,500       373
United Companies Financial Corp.                   27,000       552
United Fire & Casualty Co.                          8,900       367
United Wisconsin Services, Inc.                    13,000       404
Vesta Insurance Group, Inc.                        16,200       917
Zenith National Insurance Corp.                    14,000       394
                                                           --------
                                                             30,810
                                                           --------
 MEDIA--3.5%
AMC Entertainment, Inc.+                           14,500       279
Applied Graphics Techologies+                      15,500       775
Banta Corp.                                        30,000       960
Big Flower Holdings, Inc.+                         15,300       464
Century Communications Corp. Class A+              65,237     1,011
CNET, Inc.+                                        11,000       366
Cymer, Inc.                                        26,900       600
Gaylord Entertainment Co.                          28,000       952
Houghton Mifflin Co.                               26,700       869
IXC Communications, Inc.+                          27,600     1,375
John Wiley & Sons, Inc. Class A                    13,500       748
Jones Intercable, Inc. Class A+                    37,900       763
McClatchy Newspapers, Inc. Class A                 33,200       994
Media General, Inc. Class A                        23,000     1,093
Metro Networks, Inc.+                              13,000       517
Oak Industries, Inc.+                              14,800       537
On Command Corp.+                                  24,500       340
                                                 Number     Value
                                               of Shares    (000s)
                                               ----------  --------
PanAmSat Corp.+                                    17,400  $  1,017
Paxson Communications Corp.+                       49,000       658
Regal Cinemas, Inc.+                               29,500       902
Scholastic Corp.+                                  12,700       473
Sinclair Broadcast Group, Inc.                     12,300       638
Spelling Entertainment Group, Inc.+                76,700       729
TCA Cable TV, Inc.                                 21,500     1,328
TCI Satellite Entertainment, Inc. Class A+         47,000       370
United Television, Inc.                             8,600       950
United Video Satellite Group+                      21,600       944
Waverly, Inc.                                       7,100       275
Westwood One, Inc.+                                28,000       840
World Color Press, Inc.+                           33,100     1,059
Young Broadcasting, Inc.+                          11,800       590
                                                           --------
                                                             23,416
                                                           --------
 MISCELLANEOUS FINANCE--3.3%
Advanta Corp. Class A                              24,209       570
Americredit Corp.+                                 26,500       879
Commercial Federal Corp.                           33,900     1,229
Dain Rauscher Corp.                                11,200       674
E*Trade Group, Inc.+                               33,900       845
Eaton Vance Corp.                                  16,600       813
Fidelity National Financial, Inc.                  20,100       741
First American Financial Corp.                     15,600     1,109
First Financial Corp.                               5,500       286
Florida Panthers Holdings, Inc.+                   32,300       707
Fund American Enterprises Holdings, Inc.            5,709       797
Hambrecht & Quist Group, Inc.+                     21,700       726
Imperial Credit Industries, Inc.+                  34,900       881
Interpool, Inc.                                    23,900       378
Investment Technology Group, Inc.+                 14,300       415
Jefferies Group, Inc.                              17,000       840
John Nuveen Co. Class A                            27,800     1,008
JSB Financial, Inc.                                 9,500       525
LNR Property Corp.                                 32,700       875
Mail Well Holdings, Inc.                           18,800       909
McDonald & Company Investments, Inc.               14,300       411
Morgan Keegan, Inc.                                30,550       701
Northwest Bancorp, Inc.                            42,700       747
PaymentTech, Inc.+                                 32,700       627
Pioneer Group, Inc.                                23,100       728
Price Enterprises, Inc.                            18,600       342
Sabre Group Holdings, Inc.+                        20,800       757
Student Loan Corp.                                 18,500       923
Value Line, Inc.                                    8,900       401

SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK-:
STATEMENT OF NET ASSETS (continued)
April 30, 1998 (Unaudited)

                                                 Number     Value
                                               of Shares    (000s)
                                               ----------  --------
Webster Financial Corp.                            23,800  $    806
White River Corp.+                                  3,900       341
                                                           --------
                                                             21,991
                                                           --------
 NON-FERROUS METALS--1.0%
Asarco, Inc.                                       35,700       890
Brush Wellman, Inc.                                12,900       352
Commercial Metals Co.                              11,633       388
Kaiser Aluminum Corp.+                             71,900       750
Minerals Technologies, Inc.                        20,600     1,121
Mueller Industries, Inc.+                          15,600     1,056
Reliance Steel & Aluminum Co.                      17,200       694
RMI Titanium Co.+                                  18,000       402
Titanium Metals Corp.+                             27,700       738
Wolverine Tube, Inc.+                              11,100       437
                                                           --------
                                                              6,828
                                                           --------
 OIL--DOMESTIC--1.7%
Belco Oil & Gas Corp.+                             24,800       436
Cross Timbers Oil Co.                              41,725       798
Houston Exploring Co.+                             18,300       428
KCS Energy, Inc.                                   32,100       498
Ocean Energy, Inc.+                                84,682     2,077
Patterson Energy, Inc.                             24,700       346
Pogo Producing Co.                                 34,800     1,114
Pool Energy Services Co.+                          20,200       533
Quaker State Corp.                                 32,600       589
Rutherford Moran Oil Corp.+                        20,100       503
Santa Fe Energy Resources, Inc.+                   89,200       920
Snyder Oil Corp.                                   28,500       607
St. Mary Land & Exploring Co.                       8,600       275
Tesoro Petroleum Corp.+                            21,000       417
Trans Montaigne Oil Co.+                           20,300       297
TransTexas Gas Corp.+                              50,600       598
UNOVA, Inc.+                                       47,300     1,100
                                                           --------
                                                             11,536
                                                           --------
 OPTICAL & PHOTO--0.8%
Avid Technology, Inc.+                             21,400       928
BMC Industries, Inc.                               21,800       398
C-Cube Microsystems, Inc.+                         34,800       842
Ingram Micro, Inc.+                                33,700     1,538
Panavision, Inc.+                                  18,800       491
Photronic, Inc.                                    22,800       841
Ultratech Stepper, Inc.+                           16,300       400
                                                           --------
                                                              5,438
                                                           --------
                                                 Number     Value
                                               of Shares    (000s)
                                               ----------  --------
 PAPER & FOREST PRODUCTS--0.9%
Buckeye Technologies, Inc.                         34,200  $    795
Caraustar Industries, Inc.                         23,200       795
Chesapeake Corp.                                   21,100       768
Longview Fibre Co.                                 47,100       798
P. H. Glatfelter Co.                               40,100       724
Rock Tennessee Co. Class A                         18,330       292
Shorewood Packaging Corp.                          14,300       371
Thermo Fibertek, Inc.+                             61,900       712
Wausau Mosinee Paper Corp.                         50,825     1,076
                                                           --------
                                                              6,331
                                                           --------
 PRODUCER GOODS & MANUFACTURING--7.0%
Airgas, Inc.+                                      60,100       932
Albany International Corp. Class A                 26,400       752
AMETEK, Inc.                                       28,900       880
Applied Industrial Technologies, Inc.              19,025       483
Applied Power, Inc. Class A                        24,000       897
AptarGroup, Inc.                                   15,500       969
Baldor Electric Co.                                32,720       859
Barnes Group, Inc.                                 16,000       501
Beckman Coulter, Inc.                              25,400     1,414
Boise Cascade Office Products Corp.+               59,400     1,140
Cincinnati Milacron, Inc.                          35,900     1,115
CLARCOR, Inc.                                      19,050       427
Collins & Aikman Corp.+                            51,800       424
Consolidated Cigar Holdings, Inc.+                 24,100       333
Credence Systems Corp.+                            17,150       473
DII Group, Inc.                                     9,900       230
Donaldson Co., Inc.                                45,200     1,147
DT Industries, Inc.                                 8,900       298
Federal Signal Corp.                               39,400       845
Flowserve Corp.                                    36,934     1,103
Foster Wheeler Corp.                               36,000       997
Franklin Electronic, Inc.                           5,000       345
Gardner Denver Machinery, Inc.                     15,900       448
General Binding Corp.                              10,500       347
Graco, Inc.                                        23,287       802
Helix Technology Corp.                             15,500       310
Hexcel Corp.+                                      30,400       849
Hughes Supply, Inc.                                16,800       651
IDEX Corp.                                         25,275       924
Ionics, Inc.+                                      12,600       561
JLG Industries, Inc.                               42,500       693
Kaydon Corp.                                       28,700     1,257
Kuhlman Corp.                                      14,900       730
Lincoln Electric Co. Class A                       21,400     1,003
MagneTek, Inc.+                                    24,500       482

                                                 Number     Value
                                               of Shares    (000s)
                                               ----------  --------
Manitowoc Co., Inc.                                16,525  $    770
Maverick Tube Corp.                                12,100       211
Micrel, Inc.                                       18,000       707
Miller Industries, Inc.                            15,000       118
MSC Industrial Direct, Inc.+                       14,900       758
NACCO Industries, Inc. Class A                      7,450     1,253
Nordson Corp.                                      15,800       745
PMC Sierra, Inc.+                                  26,300     1,197
Prestek, Inc.                                      24,900       367
PRI Automation, Inc.                               16,800       449
Quanex Corp.                                       11,000       322
Robbins & Myers, Inc.                               8,600       285
Roper Industries, Inc.                             29,200       905
Sonosight, Inc.+                                    4,366        36
SPS Technologies, Inc.                             11,700       723
SPX Corp.                                          11,000       796
Standex International Corp.                        10,300       314
Stewart & Stevenson Services, Inc.                 30,000       668
Tecumseh Products Co. Class A                      19,000       957
Terex Corp.+                                       16,100       493
Texas Industries, Inc.                             18,600     1,199
Thermo Ecotek Corp.+                               21,250       388
Thermo Optek Corp.+                                42,000       756
Thermoquest Corp.+                                 44,500       795
Valhi, Inc.                                        99,900       987
Valmont Industries, Inc.                           21,700       483
VWR Scientific Products Corp.                      26,300       865
W.H. Brady Co. Class A                             20,600       628
Waters Corp.+                                      26,200     1,401
Watts Industries, Inc. Class A                     25,200       646
WMS Industries, Inc.                               23,600       121
Wyman Gordon Co.+                                  36,500       739
X-Rite, Inc.                                       16,600       215
                                                           --------
                                                             46,918
                                                           --------
 RAILROAD & SHIPPING--0.6%
Avondale Industries, Inc.+                         11,400       306
Florida East Coast Industry, Inc.                   8,100       925
Halter Marine Group, Inc.                          22,400       406
MotivePower Industries, Inc.+                      13,900       358
Newport News Shipbuilding, Inc.                    30,700       835
Overseas Shipholding Group, Inc.                   33,500       712
Westinghouse Air Brake Co.                         23,600       662
                                                           --------
                                                              4,204
                                                           --------
 REAL PROPERTY--1.0%
Alexanders, Inc.+                                   4,600       416
                                                 Number     Value
                                               of Shares    (000s)
                                               ----------  --------
CB Commercial Real Estate Services Group,
 Inc.+                                             17,700  $    649
Fairfield Communities, Inc.                        41,600       972
Forest City Enterprises, Inc. Class A              13,000       751
Insignia Financial Group Class A+                  24,800       660
Koll Real Estate Group. Inc.+                      38,400       442
Lennar Corp.                                       48,100     1,321
Newhall Land & Farming Co.                         30,100       858
Premier Parks, Inc.+                               15,900       884
                                                           --------
                                                              6,953
                                                           --------
 RETAIL--4.2%
99 Cents Only Stores                               17,600       671
Ames Dept Stores, Inc.+                            17,500       429
Authentic Fitness Corp.                            17,400       315
BJS Wholesale Club, Inc.+                          31,400     1,256
Burlington Coat Factory Warehouse Corp.            42,840       830
Casey's General Stores, Inc.                       47,800       783
CDW Computer Centers, Inc.+                        19,700       955
Central Garden & Pet Co.+                          23,300       798
Charming Shoppes, Inc.+                            85,500       398
CHS Electronics, Inc.                              44,100       921
Claire's Stores, Inc.                              42,875       935
Cole National Corp.+                               11,600       431
Dress Barn, Inc.+                                  22,000       641
Eagle Hardware & Garden, Inc.+                     23,900       436
Etec Systems, Inc.+                                19,400     1,101
Fingerhut Companies, Inc.                          39,800     1,179
Global Directmail Corp.+                           30,000       533
Great Atlantic & Pacific Tea Co., Inc.             32,500     1,012
Gymboree Corp.+                                    19,300       355
Heilig-Meyers Co.                                  50,200       706
Just For Feet, Inc.+                               23,575       519
Lands' End, Inc.                                   26,100       962
Michael's Stores, Inc.+                            25,300       765
Petco Animal Supplies, Inc.+                       16,500       326
PETsMART, Inc.+                                   101,000     1,187
Regis Corp.                                        21,900       621
Ruddick Corp.                                      40,500       726
ShopKo Stores, Inc.                                22,200       769
Smart & Final, Inc.                                17,600       308
Sotheby's Holdings, Inc. Class A                   48,500     1,119
Southland Corp.+                                  340,000       999
Stage Stores, Inc.+                                22,900     1,178
Stanhome, Inc.                                     13,700       459
Stein Mart, Inc.+                                  21,200       747
United Stationers, Inc.                            13,600       859

SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK-:
STATEMENT OF NET ASSETS (continued)
April 30, 1998 (Unaudited)

                                                 Number     Value
                                               of Shares    (000s)
                                               ----------  --------
Vitalink Pharmacy Services, Inc.+                  20,166  $    434
Wet Seal, Inc.+                                    10,700       296
Zale Corp.+                                        32,000       964
                                                           --------
                                                             27,923
                                                           --------
 STEEL--1.7%
AK Steel Holding Corp.                             50,000     1,050
Armco, Inc.+                                       94,800       652
Bethlehem Steel Corp.+                             96,400     1,499
Birmingham Steel Corp.                             23,300       373
Carpenter Technology Corp.                         19,500     1,132
Cleveland-Cliffs, Inc.                             10,700       599
Inland Steel Industries, Inc.                      42,600     1,249
Intermet Corp.                                     19,800       416
J & L Specialty Steel, Inc.                        34,000       276
Lone Star Technologies, Inc.+                      23,000       505
LTV Corp.                                          87,000     1,131
National Steel Corp. Class B                       38,000       710
NS Group, Inc.+                                    18,900       254
Oregon Steel Mills, Inc.                           27,200       646
Steel Dynamics, Inc.+                              43,000       984
                                                           --------
                                                             11,476
                                                           --------
 TELEPHONE--2.8%
Adtran, Inc.+                                      33,300       885
Aliant Communications, Inc.                        32,800       931
ANTEC Corp.+                                       36,800       727
Aspect Telecommunications Corp.                    45,500     1,307
Associated Group, Inc. Class A                     33,900     1,229
Cellular Communications International, Inc.        13,950       614
Coherent Communications Systems Corp.+             14,100       694
Coherent, Inc.                                     18,000       428
Commonwealth Telephone Enterprises, Inc.+          14,366       431
ICG Communications, Inc.+                          36,300     1,271
Inter Tel, Inc.                                    20,800       491
Intermedia Communications, Inc.+                   14,800     1,080
Natural Microsystems Corp.                         10,700       345
NTL, Inc.+                                         27,933     1,089
P-Com, Inc.                                        37,700       742
Pacific Gateway Exchange, Inc.+                    17,300       986
Paging Network, Inc.+                              86,400     1,215
Plantronics, Inc.                                  13,500       574
Powertel, Inc.+                                    24,200       554
Teleport Communications Group, Inc.+               13,682       737
Vanguard Cellular Systems, Inc. Class A+           37,550       713
                                                 Number     Value
                                               of Shares    (000s)
                                               ----------  --------
Winstar Communications, Inc.+                      29,100  $  1,131
World Access, Inc.+                                18,300       707
                                                           --------
                                                             18,881
                                                           --------
 TOBACCO--0.1%
Schweitzer Mauduit International, Inc.             12,660       421
                                                           --------
 TRUCKING & FREIGHT--1.7%
Air Express International Corp.                    33,050       868
AMERCO+                                            21,800       698
Arnold Industries, Inc.                            20,300       325
Eagle USA Airfreight, Inc.+                        16,000       526
Expeditores International of Washington, Inc.      21,300       905
Fritz Companies, Inc.+                             28,000       410
Heartland Express, Inc.+                           27,047       673
J. B. Hunt Transport Services, Inc.                32,050     1,025
OMI Corp.+                                         33,800       325
Pittston Burlington Group                          16,050       301
Roadway Express, Inc.                              16,100       399
Rollins Truck Leasing Corp.                        56,450       748
Swift Transportation Co., Inc.                     37,300       853
U.S. Freightways Corp.                             23,000       822
Wabash National Corp.                              20,200       624
Werner Enterprises, Inc.                           32,050       773
XTRA Corp.                                         13,500       818
Yellow Corp.+                                      22,400       402
                                                           --------
                                                             11,495
                                                           --------
 TRAVEL & RECREATION--2.0%
Acxiom Corp.                                       44,900     1,090
Anchor Gaming+                                     11,600       977
Bally Total Fitness Holding Corp.+                 16,200       498
Boyd Gaming Corp.+                                 55,200       386
Budget Group, Inc.+                                24,000       804
Capstar Hotel, Co.+                                22,500       723
Coleman Co., Inc.+                                 46,400       951
Family Golf Centers, Inc.+                         10,100       425
Grand Casinos, Inc.+                               33,500       588
Homestead Village Properties, Inc.                 29,800       417
K2, Inc.                                           13,615       309
Marcus Corp.                                       32,225       570
Polaris Industries, Inc.                           26,000       926
Primadonna Resorts, Inc.+                          26,000       465
Prime Hospitality Corp.+                           42,000       869
Red Roof Inns, Inc.+                               22,000       389
Rental Services, Corp.+                            19,600       570
Rio Hotel & Casino, Inc.+                          16,900       382

                                                 Number     Value
                                               of Shares    (000s)
                                               ----------  --------
Signature Resorts, Inc.                            28,100  $    502
Speedway Motorsports, Inc.+                        36,500       997
Sports Authority, Inc.+                            24,800       436
                                                           --------
                                                             13,274
                                                           --------
 UTILITIES--ELECTRIC & GAS --3.9%
AGL Resources, Inc.                                48,800     1,013
Atmos Energy Corp.                                 26,100       768
Bay State Gas Co.                                  11,400       432
Black Hills Corp.                                  17,100       358
Central Hudson Gas & Electric Corp.                13,700       552
Central Maine Power Co.                            25,500       464
CILCORP, Inc.                                      13,000       622
Cleco Corp.                                        18,000       578
Commonwealth Energy System                         19,400       742
Eastern Enterprises                                18,000       763
Eastern Utilities Association                      21,600       567
El Paso Electric, Co.+                             50,000       475
Energen Corp.                                      26,600       594
Global Industrial Technologies, Inc.+              17,700       317
Indiana Energy, Inc.                               21,700       684
Interstate Energy Corp.                            59,480     1,877
Laclede Gas Co.                                    13,800       342
MDU Resources Group, Inc.                          25,100       871
New Jersey Resources Corp.                         15,000       566
Northwest Natural Gas Co.                          19,300       521
Northwestern Public Services Co.                   14,000       312
Orange & Rockland Utilities, Inc.                  12,000       496
Otter Tail Power Co.                                9,600       352
Philadelpia Suburban Corp.                         21,800       461
Piedmont Natural Gas Co., Inc.                     26,600       906
Primark Corp.+                                     22,400       833
Public Service Co. of New Mexico                   37,800       872
Public Service Co. of North Carolina, Inc.         16,400       336
Sierra Pacific Resources                           26,700       935
SIGCORP, Inc.                                      18,599       550
Southern Union Co.                                 18,285       480
                                                 Number     Value
                                               of Shares    (000s)
                                               ----------  --------
Southwest Gas Corp.                                22,000  $    507
TNP Enterprises, Inc.                              11,700       377
Triarc Companies, Inc. Class A+                    27,800       718
UGI Corp.                                          27,800       771
Unisource Energy Corp.+                            27,680       490
United Illuminating Co.                            13,400       658
United Water Resources, Inc.                       28,300       490
Western Gas Resources, Inc.                        25,200       473
WICOR, Inc.                                        16,600       796
WPS Resources Corp.                                21,800       719
Zurn Industries, Inc.                               9,800       423
                                                           --------
                                                             26,061
                                                           --------
TOTAL COMMON STOCK (Cost $544,372)                          666,614
                                                           --------

 WARRANTS--0.0%
 FOOD & AGRICULTURE--0.0%
IMC Global, Inc. (expire 12/22/00)+                 4,900        23
                                                           --------
TOTAL WARRANTS (Cost $16)                                        23
                                                           --------
                                                  Par
                                               ----------
 CASH EQUIVALENTS--0.2%
MSTC Cash Reserve Liquid Asset Fund
  5.31%*, 05/07/98                             $1,520,062     1,520
                                                           --------
TOTAL CASH EQUIVALENTS (Cost $1,520)                          1,520
                                                           --------
TOTAL INVESTMENTS--99.9%
 (Cost $545,908)                                            668,157
                                                           --------
OTHER ASSETS AND LIABILITIES--0.1%
  Other Assets                                                4,282
  Liabilities                                                (3,467)
                                                           --------
                                                                815
                                                           --------
NET ASSETS--100.0%                                         $668,972
                                                           --------
                                                           --------

SEE ACCOMPANYING NOTES TO STATEMENTS OF NET ASSETS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB INTERNATIONAL INDEX FUND-REGISTERED TRADEMARK-:
STATEMENT OF NET ASSETS
April 30, 1998 (Unaudited)

                                               Number of    Value
                                                 Shares     (000s)
                                               ----------  --------
 COMMON STOCK--97.5%
 AUSTRALIA--1.4%
Australia & New Zealand Banking Group              93,545  $    653
Broken Hill Proprietary Co., Ltd.                 138,586     1,356
Coca-Cola Amatil, Ltd.                             33,680       257
Commonwealth Bank                                  66,233       795
National Australia Bank                           100,311     1,427
News Corporation, Ltd.                            127,551       855
Western Mining Corp.                               76,938       274
Westpac Banking Corp.                             115,210       774
Woodside Petroleum                                 41,200       270
                                                           --------
                                                              6,661
                                                           --------
 BELGIUM--1.1%
Electrabel                                          4,301     1,142
Fortis AG                                           3,335       942
Generale de Banque                                  1,416       818
Petrofina SA                                        1,983       783
Societe Generale de Belgique                        6,070       937
Tractebel Investor International Capital            6,207       742
                                                           --------
                                                              5,364
                                                           --------
 CANADA--4.0%
Alcan Aluminum, Ltd.                               18,402       597
Bank of Montreal, Quebec                           21,004     1,146
Bank of Nova Scotia, Halifax                       43,560     1,196
Barrick Gold Corp.+                                23,986       538
BCE, Inc.                                          49,354     2,102
Bombardier Inc. Class B                            20,600       556
Canadian Imperial Bank of Commerce                 35,029     1,246
Canadian Pacific, Ltd.+                            26,726       785
Imasco, Ltd.                                       23,100       870
Imperial Oil, Ltd.                                 13,629       752
INCO, Ltd.                                          9,640       169
Newbridge Networks Corp.+                          20,900       612
Northern Telecom, Ltd.                             36,100     2,196
Pancanadian Petroleum, Ltd.                        16,500       263
Royal Bank of Canada, Montreal, Quebec             24,397     1,457
Seagram Co., Ltd.                                  29,085     1,241
Thomson Corp.                                      53,764     1,619
Toronto Dominion Bank Ontario                      33,578     1,533
                                                           --------
                                                             18,878
                                                           --------

                                               Number of    Value
                                                 Shares     (000s)
                                               ----------  --------
 DENMARK--0.7%
D/S 1912 Series B                                      17  $    763
D/S Svendborg Series B                                 13       826
Novo Nordisk A/S Series B                           5,885       955
Tele Danmark A/S Series B                          10,177       855
                                                           --------
                                                              3,399
                                                           --------
 FRANCE--7.8%
Air Liquide (Prime Fidelite) (Reg.)                 3,324       614
Alcatel Alsthom SA                                 12,700     2,356
AXA Groupe SA                                      24,992     2,936
Banque Nationale de Paris                          16,055     1,354
Carrefour                                           3,385     1,940
Christian Dior                                      3,321       450
Cie Financiere de Paribas (Bearer)                  9,674     1,030
Cie Generale de Eaux                                9,664     1,797
Compagnie de Saint-Gobain SA                        6,876     1,146
Danone Groupe                                       5,627     1,329
L'Air Liquide                                       5,703     1,053
L'Oreal SA                                          5,295     2,528
Lafarge Coppee SA                                   9,658       913
Lafarge SA                                            804        74
LVMH (Moet Hennessy Louis Vuitton)                  8,050     1,658
Lyonnaise des Eaux-Dumez                            7,811     1,325
Michelin (CDGE) Class B (Reg.)                     11,054       697
Pinault Printemps Redoute SA                        1,835     1,367
Promodes                                            1,608       775
Rhone-Poulenc SA, Class A                          25,447     1,245
Sanofi                                              8,283     1,005
Schneider SA                                       11,422       855
SGS-Thomson Microelectronics N.V.+                 11,250       962
Societe Generale                                    7,166     1,493
Societe Nationale Elf Aquitaine                    21,160     2,777
Synthelabo                                          4,342       654
Total SA Class B                                   18,860     2,243
                                                           --------
                                                             36,576
                                                           --------
 GERMANY--9.5%
BASF AG                                            47,907     2,133
Bayer AG                                           55,964     2,489
Bayerische Hypotheken &
 Wechsel Bank AG                                   20,459     1,167
Bayerische Motoren Werke AG                         1,552     1,712
Bayerische Vereinsbank AG                          21,362     1,625
Commerzbank AG                                     31,780     1,225
Daimler Benz AG                                    40,144     3,919
Deutsche Bank AG                                   39,288     3,023

                                               Number of    Value
                                                 Shares     (000s)
                                               ----------  --------
Dresdner Bank AG                                   36,822  $  1,992
Hoechst AG                                         45,647     1,841
Linde AG                                              663       458
Lufthansa AG (Reg.)                                29,260       696
Mannesmann AG                                       2,912     2,311
Metro AG                                           18,402       909
Munchener Ruckvers                                    510       173
Munchener Ruckvers (Reg.)                          10,740     4,910
RWE AG                                             22,847     1,162
SAP AG                                              4,880     2,311
Schering AG                                         6,062       650
Siemens AG                                         43,437     2,542
Thyssen AG                                          2,808       642
Veba AG                                            38,163     2,522
Vereinigte Elektrizitat Westfalen Series B          1,906       637
VIAG AG                                             2,050     1,038
Volkswagen AG                                       3,144     2,504
                                                           --------
                                                             44,591
                                                           --------
 HONG KONG--2.9%
Cheung Kong Holdings                              141,000       936
Cheung Kong Infras                                137,000       348
CITIC Pacific                                     146,000       449
CLP Holdings, Ltd.                                138,900       667
Hang Seng Bank, Ltd.                              122,700     1,034
Henderson Land Development Co.                    103,000       460
Hong Kong and China Gas                           240,900       328
Hong Kong Electric Holdings, Ltd.                 139,500       429
Hong Kong Telecommunications, Ltd.                742,698     1,390
HSBC Holdings                                     138,303     4,071
Hutchison Whampoa, Ltd.                           286,000     1,769
New World Development Co.                         113,351       323
Sun Hung Kai Properties                           150,500       894
Swire Pacific, Ltd. Class A                       101,500       507
Wharf Holdings                                    124,000       199
                                                           --------
                                                             13,804
                                                           --------
 ITALY--3.4%
Assicurazioni Generali                             73,003     2,197
ENI SPA (Reg.)                                    588,802     3,953
Fiat Finance SPA (Convertible)                    212,225       842
Fiat Finance SPA (Non-Convertible)                 60,267       150
INA                                               325,075       972
Telecom Italia                                    446,823     2,548
Telecom Italia Mob di Risp                        223,802       812
Telecom Italia SPA di Risp                        179,292       945
Telecom Italia SPA                                484,651     3,625
                                                           --------
                                                             16,044
                                                           --------
                                               Number of    Value
                                                 Shares     (000s)
                                               ----------  --------
 JAPAN--22.7%
Advantest Corp.                                     7,700  $    518
Ajinomoto Co., Inc.                                46,000       369
All Nippon Airways Co., Ltd+                      103,000       438
Asahi Bank                                        166,000       640
Asahi Breweries                                    32,000       419
Asahi Chemical Industry Co.                       103,000       361
Asahi Glass Co., Ltd                               84,000       454
Bank of Tokyo--Mitsubishi, Ltd.                   333,500     4,130
Bank of Yokohama                                   81,000       207
Bridgestone Corp.                                  58,000     1,324
Canon, Inc.                                        62,000     1,466
Chubu Electric Power Co.                           53,100       796
Chugoku Electric Power Co., Inc.                   26,300       388
Dai Nippon Printing Co.                            54,000       918
Dai-Ichi Kangyo Bank, Ltd.                        223,000     1,515
Daiwa Bank                                        114,000       231
Daiwa House Industries Co.                         37,000       299
Daiwa Securities Co.                               96,000       363
DDI Corp.                                             168       425
East Japan Railway Co.                                373     1,860
Eisai Co.                                          20,000       287
Fanuc                                              21,100       778
Fuji Bank, Ltd.                                   207,000     1,165
Fuji Photo Film Co.                                40,000     1,424
Fujitsu, Ltd.                                     132,000     1,541
Hitachi, Ltd.                                     239,000     1,714
Honda Motor Co., Ltd.                              75,000     2,720
Industrial Bank of Japan, Ltd.                    181,000     1,231
Ito-Yokado Co., Ltd.                               33,000     1,708
Itochu Corp.                                      102,000       238
Japan Airlines Co., Ltd                           127,000       386
Japan Telecom Co.                                      32       326
Japan Tobacco, Inc.                                   155     1,109
Joyo Bank                                             100         0
Jusco Co.                                          23,000       371
Kansai Electric Power Co.                          70,300     1,206
Kao Corp.                                          43,000       632
Kawasaki Heavy Industries                          99,000       206
Kawasaki Steel Co.                                233,000       317
Kinki Nippon Railway Co.                          115,830       594
Kirin Brewery Co., Ltd                             75,000       655
Kobe Steel                                        203,000       160
Komatsu, Ltd.                                      72,000       326
Kubota Corp.                                      101,000       286
Kyocera Corp.                                      15,000       787
Kyushu Electric Power Co.                          33,700       502
Long-Term Credit Bank of Japan                    171,000       280
Marubeni Corp.                                     40,000        91

SCHWAB INTERNATIONAL INDEX FUND-REGISTERED TRADEMARK-:
STATEMENT OF NET ASSETS (continued)
April 30, 1998 (Unaudited)

                                               Number of    Value
                                                 Shares     (000s)
                                               ----------  --------
Marui Co.                                          26,000  $    411
Matsushita Commerce                                17,000       502
Matsushita Electric Industrial Co., Ltd.          151,000     2,419
Matsushita Electric Works                          55,000       495
Matsushita Kotobuk                                 11,000       305
Mitsubishi Chemical Corp.                         157,000       285
Mitsubishi Corp.                                  112,000       846
Mitsubishi Electric Corp.+                        154,000       396
Mitsubishi Estate Co.                              93,000       900
Mitsubishi Heavy Industries, Ltd.                 241,000       892
Mitsubishi Motors Corp.+                           66,000       165
Mitsubishi Trust & Banking Corp.                   93,000       885
Mitsui & Co.                                      113,000       700
Mitsui Trust & Banking Co.                         86,000       187
Murata Manufacturing Co.                           19,000       557
NEC Corp.                                         113,000     1,272
New Oji Paper Co.                                  74,000       347
Nikko Securities Co.                              105,000       320
Nikon Corp.                                        26,000       230
Nintendo Co., Ltd.                                 12,600     1,156
Nippon Express Co.                                 77,000       439
Nippon Oil Co.                                     88,000       297
Nippon Steel Corp.                                493,000       793
Nippon Telegraph & Telephone Corp.                    983     8,621
Nippondenso Co.                                    63,000     1,083
Nissan Motor Co., Ltd.                            180,000       581
NKK Corp.                                         252,000       219
Nomura Securities Co., Ltd.                       140,000     1,708
NTT Data Corp.                                         20       864
Odakyu Electric Railway Co.                           510         2
Osaka Gas Co.                                     181,000       406
Ricoh Co., Ltd.                                    47,000       487
Rohm Co.                                            9,000     1,016
Sakura Bank                                       245,000       842
Sankyo Co.                                         33,000       818
Sanwa Bank                                        208,000     1,839
Sanyo Electric Co., Ltd.                          140,000       398
Secom Co.                                          10,000       589
Seibu Railway Co.                                  34,000     1,210
Sekisui Chemical Co.                               40,000       220
Sekisui House                                      51,000       398
Seven-Eleven Japan Co.                             33,000     2,207
Sharp Co.                                          81,000       637
Shin-Etsu Chemical Co.                             25,700       501
Shiseido Co.                                       30,000       396
Shizuoka Bank                                      58,000       644
Sony Corp.                                         29,700     2,471
Sumitomo Bank                                     225,000     2,125
Sumitomo Chemical Co.                             116,000       307
Sumitomo Corp.                                     76,000       436
                                               Number of    Value
                                                 Shares     (000s)
                                               ----------  --------
Sumitomo Electric Industries                       52,000  $    620
Sumitomo Metal Industries                         225,000       372
Sumitomo Trust & Banking Co.                       89,000       465
Suzuki Motor Corp.                                 13,000       112
Taisho Pharmaceutical Co.                          25,000       529
Takeda Chemical Industries                         68,000     1,942
TDK Corp.                                          12,000       948
Tohoku Electric Power Co.                          35,600       524
Tokai Bank                                        145,000       850
Tokio Marine & Fire Insurance Co.                 111,000     1,208
Tokyo Electric Power Co., Inc.                     96,700     1,852
Tokyo Electron                                     13,000       511
Tokyo Gas Co.                                     201,000       454
Tokyu Corp.                                        79,000       315
Tonen Corp.                                        44,000       246
Toppan Printing Co.                                50,000       594
Toray Industries, Inc.                            100,000       538
Toshiba Corp.                                     230,000     1,067
Tostem Corp.                                       16,000       202
Toyo Trust & Banking Co.                           56,000       325
Toyoda Automatic Loom                              20,000       354
Toyota Motor Corp.                                291,000     7,586
Yamanouchi Pharmaceutical Co.                      24,000       568
Yasuda Fire & Marine Insurance Co.                 28,000       127
                                                           --------
                                                            106,294
                                                           --------
 NETHERLANDS--7.1%
ABN AMRO Holdings NV                              106,043     2,583
Aegon NV                                           22,283     2,890
Ahold (Kon) NV                                     39,400     1,229
Akzo Nobel NV                                       5,590     1,137
Dordtsche Petroleum                                18,420       969
Elsevier NV                                        44,195       667
Fortis Amev NV                                     14,784       865
Heineken NV                                         4,081       947
ING Groep NV                                       60,720     3,947
Koninklijke PTT Nederland                          36,452     1,884
Philips Electronics NV                             27,387     2,413
PolyGram NV                                        14,507       599
Royal Dutch Petroleum Co.                         165,534     9,136
Unilever NV                                        49,418     3,518
Wolters Kluwer NV                                   6,026       788
                                                           --------
                                                             33,572
                                                           --------
 SINGAPORE--0.5%
City Developments                                  52,000       225
Hong Kong Land Holdings                           274,070       386
Jardine Matheson Holdings, Ltd.                       281         1

                                               Number of    Value
                                                 Shares     (000s)
                                               ----------  --------
Oversea-Chinese Banking Corp., Ltd.,
 Foreign***                                        13,606  $     72
Singapore Telecommunications                    1,022,000     1,757
United Overseas Bank, Foreign***                      600         3
                                                           --------
                                                              2,444
                                                           --------
 SPAIN--3.2%
Argentaria Corp.                                   10,451       871
BCO Bilbao Vizcaya                                 52,103     2,682
BCO Popular                                         9,247       759
BCO Santander (Reg.)                               48,862     2,583
Endesa SA                                          80,332     1,952
Gas Natural SDG                                    12,959       830
Iberdrola SA                                       57,259       921
Repsol SA                                          23,395     1,283
Telefonica Internacional de Espana SA              74,611     3,116
Telefonica S.A.                                    71,211        56
                                                           --------
                                                             15,053
                                                           --------
 SWEDEN--2.7%
ABB AB Series A                                    40,230       652
ABB AB Series B                                    10,040       156
Astra AB Series A                                  90,856     1,866
Astra AB Series B                                  20,421       406
Hennes and Mauritz Series B                        16,723       870
L.M. Ericsson Telephone Series B                   77,301     4,075
Mandamus AB+                                        1,351         0
Nordbanken Holdings                                79,100       582
Sandvik AB Series B                                 5,349       154
Sandvik AB Series A                                14,701       424
Scania AB Series A                                  6,600       156
Scania AB Series B                                  6,600       157
Skand Enskilda Banken Series A                     32,600       543
Sparbanken Sverige Series A                        27,012       844
Svenska Handelsbanken Series A                     17,223       781
Svenska Handelsbanken Series B                      3,956       169
Volvo AB Series A                                  10,975       315
Volvo AB Series B                                  24,990       729
                                                           --------
                                                             12,879
                                                           --------
 SWITZERLAND--8.4%
ABB AG (Bearer)                                       625     1,025
ABB AG (Reg.)                                         566       185
Adecco SA                                           1,293       564
Alusuisse Lonza HD (Reg.)+                            514       658
Ciba Specialty (Reg.)                               6,004       726
Cie Financiere Richemont Series A (Bearer)            452       648
                                               Number of    Value
                                                 Shares     (000s)
                                               ----------  --------
CS Holding (Reg.)                                  21,135  $  4,648
Holderbank Financiere Glaris (Bearer)                 403       427
Holderbank Financiere Glaris (Reg.)                   985       211
Nestle SA (Reg.)                                    3,048     5,911
Novartis AG (Bearer)                                  913     1,514
Novartis AG (Reg.)                                  4,823     7,973
Roche Group Holding AG                                543     5,502
Roche Group Holding AG (Bearer)                       125     2,093
Schweizerische Bankgesellschaft (Bearer)            1,639     2,639
Schweizerische Bankgesellschaft (Reg.)              1,963       630
Schweizerische Bankverein (Reg.)                    6,000     2,083
Zurich Versicherung (Reg.)                          3,550     2,162
                                                           --------
                                                             39,599
                                                           --------
 UNITED KINGDOM--22.1%
Abbey National                                     98,782     1,856
Allied-Lyons PLC                                   74,694       768
Asda Group                                        178,462       598
Associated British Foods                           64,007       601
BAA PLC                                            71,420       727
Bank of Scotland PLC                               72,515       892
Barclays PLC                                      116,768     3,369
BASS PLC                                           52,112       989
BAT Industries PLC                                221,854     2,093
BG                                                317,760     1,698
BOC Group                                          34,233       585
Boots Co.                                          64,382       998
British Aerospace                                  33,639     1,124
British Airways                                    68,662       716
British Petroleum Co.                             409,909     6,479
British Sky Broadcast                             115,063       837
British Telecommunications                        456,665     4,961
BTR PLC                                           255,071       848
Cable & Wireless                                  169,486     1,942
Cadbury Schweppes                                  68,513       999
Commercial Union Assurance Co.                     39,457       739
Diageo PLC                                        229,925     2,738
Emi Group PLC                                      77,355       786
Enterprise Oil PLC                                 30,600       282
General Accident PLC                               29,244       688
General Electric Company PLC                      173,285     1,435
GKN PLC                                            23,403       676
Glaxo Wellcome PLC                                273,737     7,735
Granada Group                                      61,342     1,057
Great Universal Stores                             64,838       988
HSBC Holdings PLC                                  67,799     2,140
Imperial Chemical Industries                       46,630       847
J. Sainsbury PLC                                  122,221       958
Kingfisher                                         47,394       861

SCHWAB INTERNATIONAL INDEX FUND-REGISTERED TRADEMARK-:
STATEMENT OF NET ASSETS (continued)
April 30, 1998 (Unaudited)

                                               Number of    Value
                                                 Shares     (000s)
                                               ----------  --------
Legal & General Group                              78,007  $    936
Lloyds TSB Group PLC                              396,102     5,933
Marks & Spencer PLC                               201,861     1,920
National Grid Group PLC                            88,400       571
National Power Development                         68,681       669
National Westminster Bancorp                      123,100     2,465
Pearson, Inc.                                      39,203       614
Peninsular & Oriental Steam Navigation             37,123       548
Powergen                                           44,584       603
Prudential Corp.                                  137,676     1,951
Rank Group                                        105,935       686
Reckitt & Colman PLC                               24,700       498
Reed International                                 73,392       649
Rentokil Initial                                  205,888     1,327
Reuters Holdings PLC                              121,872     1,321
Rolls Royce PLC                                    92,075       430
Royal Bank of Scotland                             58,960       910
Royal Sun Alliance PLC                            114,003     1,274
RTZ Corp. PLC (Reg.)                               69,818     1,003
Safeway PLC                                        66,762       398
Schroders                                          16,307       800
Scot & Newcastle                                   42,611       645
Scottish Power                                     70,424       648
Shell Transport & Trading Co. (Reg.)              711,604     5,297
Siebe PLC                                          28,239       631
Smithkline Beecham                                394,445     4,704
Standard Chartered PLC                             64,712       975
Tesco PLC                                         142,936     1,339
Unilever PLC                                      233,329     2,486
United News & Media PLC                            31,703       430
United Utilities PLC                               33,990       473
Vodafone Group PLC                                218,872     2,398
Whitbread                                          30,836       533
Zeneca Group                                       73,175     3,153
                                                           --------
                                                            104,228
                                                           --------
TOTAL COMMON STOCK
 (Cost $350,712)                                            459,386
                                                           --------
 PREFERRED STOCK--0.8%
 AUSTRALIA--0.1%
News Corporation, Ltd. (Limited Voting
 Shares)                                           71,278       402
                                                           --------
 GERMANY--0.7%
Metro AG (Non-Voting)                               3,260       121
RWE AG (Non-Voting)                                20,391       853
                                               Number of    Value
                                                 Shares     (000s)
                                               ----------  --------

Sap AG (Non-Voting)                                 3,326  $  1,659
Volkswagen AG (Non-Voting)                            784       465
                                                           --------
                                                              3,098
                                                           --------
 ITALY--0.0%
Fiat Finance SPA                                   62,447       154
                                                           --------
TOTAL PREFERRED STOCK
 (Cost $1,871)                                                3,654
                                                           --------
 WARRANTS--0.0%
 BELGIUM--0.0%
Generale de Banque (expire 11/15/99)+                 600         1
                                                           --------
 FRANCE--0.0%
AXA UAP CVG (expire 01/07/99)+                      5,916         2
Cie Generale de Eaux (expire 05/02/01)+             8,094        11
                                                           --------
                                                                 13
                                                           --------
 HONG KONG--0.0%
Hong Kong & China Gas (expire 9/30/99)+            10,950         0
                                                           --------
 SWITZERLAND--0.0%
Schweizerische Bankverein (expire 6/30/00)+           425         8
                                                           --------
 UNITED KINGDOM--0.0%
BTR (expire 11/26/98)+                              4,019         0
                                                           --------
TOTAL WARRANTS
 (Cost $9)                                                       22
                                                           --------
                                                  Par
                                               ----------
 CASH EQUIVALENTS--1.3%
MSTC Cash Reserve Liquid Asset Fund
  5.31%*, 05/07/98                             $6,223,285     6,223
                                                           --------
TOTAL CASH EQUIVALENTS
 (Cost $6,223)                                                6,223
                                                           --------
TOTAL INVESTMENTS--99.6%
 (Cost $358,815)                                            469,285
                                                           --------
OTHER ASSETS AND LIABILITIES--0.4%
    Other Assets                                              2,369
    Liabilities                                                (661)
                                                           --------
                                                              1,708
                                                           --------
NET ASSETS--100.0%                                         $470,993
                                                           --------
                                                           --------

SEE ACCOMPANYING NOTES TO STATEMENTS OF NET ASSETS AND NOTES TO FINANCIAL STATEMENTS.

NOTES TO SCHEDULES OF INVESTMENTS

 + Non-income producing security.

 * Interest rate represents the yield on report date.

 ** ADR--American Depository Receipt.

*** Shares registered for foreign investors.

 (a) Yields shown are effective yields at the time of purchase.

 (b) These securities, or portion thereof, are being used to collaterize open futures contracts.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (in thousands)
April 30, 1998 (Unaudited)

                                                                Schwab                Schwab
                                                               S&P 500                 1000
                                                                 Fund       Fund-Registered Trademark-
                                                              ----------            -----------

ASSETS
Investments, at value (Cost: $2,315,678 and $2,543,018,
 respectively)                                                $2,881,467            $4,269,128
Cash                                                                  --                     1
Receivables:
  Interest                                                            --                     4
  Dividends receivable                                             3,166                 4,266
  Fund shares sold                                                15,938                 5,675
  Securities lending                                                  26                    60
Amounts in deposit with broker                                    16,333                 4,887
Prepaid expenses                                                     161                    84
                                                              ----------           -----------
    Total assets                                               2,917,091             4,284,105
                                                              ----------           -----------
LIABILITIES
Payables:
  Investments purchased                                           23,199                17,380
  Fund shares redeemed                                             4,126                 2,474
  Investment advisory and administration fees                         57                   165
  Transfer agency and shareholder service fees                        77                   172
Variation margin/due to broker (see Note 2)                       12,605                 3,246
Accrued expenses                                                     155                   284
                                                              ----------           -----------
    Total liabilities                                             40,219                23,721
                                                              ----------           -----------
Net assets applicable to outstanding shares                   $2,876,872            $4,260,384
                                                              ----------           -----------
                                                              ----------           -----------
NET ASSETS CONSIST OF:
  Paid-in-capital                                             $2,300,869            $2,525,175
  Undistributed net investment income                              9,225                11,856
  Accumulated net realized gain (loss) on investments and
   futures sold                                                      989                (2,757 )
  Net unrealized appreciation on investments                     565,789             1,726,110
                                                              ----------           -----------
                                                              $2,876,872            $4,260,384
                                                              ----------           -----------
                                                              ----------           -----------
PRICING OF SHARES
  Net asset value, offering and redemption price per share,
   applicable to outstanding shares, $0.00001 par value
   (unlimited shares authorized)
    Investor Shares ($1,557,272/90,737, $3,499,642/114,779,
     respectively)                                                $17.16                $30.49
    Select Shares ($1,104,519/64,263, $760,742/24,939,
     respectively)                                                $17.19                $30.50
    e. Shares ($215,081/12,519)                                   $17.18                    --

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (in thousands)
April 30, 1998 (Unaudited)

                                                                         Schwab                         Schwab
                                                                       Small-Cap                    International
                                                                 Index Fund-Registered          Index Fund-Registered
                                                              Trademark-                              Trademark-
                                                                      ------------                   ------------

ASSETS
Investments, at value (Cost: $545,908 and $358,815,
 respectively)                                                          $668,157                       $469,285
Foreign currencies, at value (cost $34)                                       --                             19
Receivables:
  Interest                                                                    11                             31
  Dividends                                                                  245                          1,580
  Fund shares sold                                                         2,930                            365
  Investments sold                                                         1,094                             --
Deferred organization costs                                                    2                              6
Dividend tax reclaim receivable                                               --                            368
Miscellaneous assets                                                          --                             --
                                                                      ----------                     ----------
    Total assets                                                         672,439                        471,654
                                                                      ----------                     ----------
LIABILITIES
Payables:
  Investments purchased                                                    2,922                             --
  Fund shares redeemed                                                       341                            203
  Investment advisory and administration fees                                 19                             26
  Custodian fees                                                              21                             64
  Deferred organization costs                                                 --                              1
  Withholding taxes                                                           --                            173
Accrued expenses                                                             164                            194
                                                                      ----------                     ----------
    Total liabilities                                                      3,467                            661
                                                                      ----------                     ----------
Net assets applicable to outstanding shares                             $668,972                       $470,993
                                                                      ----------                     ----------
                                                                      ----------                     ----------
NET ASSETS CONSIST OF:
  Paid-in-capital                                                       $485,401                       $362,755
  Undistributed net investment income                                        612                          2,032
  Accumulated net realized gain (loss) on investments sold
   and foreign currency transactions                                      60,710                         (4,249)
  Accumulated net unrealized appreciation on investments and translating assets and liabilities into reporting
   currency                                                              122,249                        110,455
                                                                      ----------                     ----------
                                                                        $668,972                       $470,993
                                                                      ----------                     ----------
                                                                      ----------                     ----------
PRICING OF SHARES
  Net asset value, offering and redemption price per share,
   applicable to outstanding shares, $0.00001 par value
   (unlimited shares authorized)
    Investor Shares ($516,443/26,160, $388,784/25,795,
     respectively)                                                        $19.74                         $15.07
    Select Shares ($152,529/7,721, $82,209/5,450,
     respectively)                                                        $19.76                         $15.08

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (in thousands)
For the six months ended April 30, 1998 (Unaudited)

                                               Schwab S&P               Schwab
                                                500 Fund    1000 Fund-Registered Trademark-
                                               ----------            ------------

Investment income:
  Dividends (net of foreign taxes withheld of
   $4 and $1, respectively)                     $ 16,483               $ 26,032
  Interest                                           169                    709
                                               ----------            ----------
      Total investment income                     16,652                 26,741
                                               ----------            ----------
Expenses:
  Investment advisory and administration fee       3,555                  4,087
  Transfer agency and shareholder service
   fees
    Investor Shares                                1,456                  3,727
    Select Shares                                    368                    277
    e. Shares                                         89                     --
  Custodian fees                                     115                    203
  Professional fees                                   54                     41
  Registration fees                                  175                    157
  Shareholder reports                                101                     --
  Trustees' fees                                       7                      4
  Amortization of deferred organization costs          3                     --
  Insurance and other expenses                        50                     31
                                               ----------            ----------
                                                   5,973                  8,527
Less expenses reduced (see Note 4)                (2,987)                  (701)
                                               ----------            ----------
      Total expenses incurred by Fund              2,986                  7,826
                                               ----------            ----------
Net investment income                             13,666                 18,915
                                               ----------            ----------
Net realized gain on investments sold              1,610                  1,729
Net realized gain on futures contracts             2,112                    967
Net unrealized appreciation on investments       397,812                687,487
Net unrealized appreciation on futures
 contracts                                           974                    450
                                               ----------            ----------
      Net gain on investments                    402,508                690,633
                                               ----------            ----------
Increase in net assets resulting from
 operations                                     $416,174               $709,548
                                               ----------            ----------
                                               ----------            ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (in thousands)
For the six months ended April 30, 1998 (Unaudited)

                                                       Schwab Small-Cap Index                   Schwab International Index
                                                     Fund-Registered Trademark-                 Fund-Registered Trademark-
                                                           -------------                              -------------

Investment income:
  Dividends (net of foreign taxes withheld of
   $1 and $419, respectively)                                 $  2,199                                   $  3,483
  Interest                                                         102                                        210
                                                              --------                                   --------
      Total investment income                                    2,301                                      3,693
                                                              --------                                   --------
Expenses:
  Investment advisory and administration fee                     1,331                                      1,367
  Transfer agency and shareholder service
   fees
    Investor Shares                                                556                                        460
    Select Shares                                                   57                                         --
  Custodian fees                                                    41                                        117
  Portfolio accounting fees                                         93                                         71
  Professional fees                                                 25                                         30
  Registration fees                                                 68                                         44
  Shareholder reports                                               43                                         48
  Trustees' fees                                                     4                                          3
  Amortization of deferred organization costs                        5                                          5
  Insurance and other expenses                                      32                                         40
                                                              --------                                   --------
                                                                 2,255                                      2,185
Less expenses reduced (see Note 4)                                (949)                                    (1,042)
                                                              --------                                   --------
      Total expenses incurred by Fund                            1,306                                      1,143
                                                              --------                                   --------
Net investment income                                              995                                      2,550
                                                              --------                                   --------
Net realized gain (loss) on investments and
 foreign currency transactions:
  Net realized gain on investments sold                         62,070                                        188
  Net realized loss on foreign currency
   transactions                                                     --                                       (514)
                                                              --------                                   --------
      Net realized gain (loss) on investments
      sold and foreign currency transactions                    62,070                                       (326)
                                                              --------                                   --------
Change in net unrealized appreciation
 (depreciation) on investments and foreign
 currency:
  Net unrealized appreciation on investments                     2,853                                     53,811
  Net unrealized depreciation on foreign
   currency                                                         --                                        (32)
                                                              --------                                   --------
  Net unrealized appreciation on investments
   and foreign currency                                          2,853                                     53,779
                                                              --------                                   --------
Net gain on investments                                         64,923                                     53,453
                                                              --------                                   --------
Increase in net assets resulting from
 operations                                                   $ 65,918                                   $ 56,003
                                                              --------                                   --------
                                                              --------                                   --------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (in thousands)

                                                         Schwab S&P 500 Fund     Schwab 1000 Fund-Registered Trademark-
                                                      -------------------------  ---------------------------------------
                                                       Six months                 Six months
                                                         ended                      ended
                                                       April 30,    Year ended    April 30,    Period ended  Year ended
                                                          1998      October 31,      1998      October 31,   August 31,
                                                      (Unaudited)      1997      (Unaudited)      1997*        1997**
                                                      ------------  -----------  ------------  ------------  -----------
Operations:
  Net investment income                                $   13,666    $  12,073    $   18,915    $    5,159    $  29,087
  Net realized gain (loss) on investments sold and
   futures contracts                                        3,722       (2,679)        2,696         1,097       (4,992)
  Net unrealized appreciation on investments and
   futures contracts                                      398,786      149,986       687,937        43,118      651,010
                                                      ------------  -----------  ------------  ------------  -----------
  Increase in net assets resulting from operations        416,174      159,380       709,548        49,374      675,105
                                                      ------------  -----------  ------------  ------------  -----------
Dividends to shareholders from net investment income
  Investor Shares                                          (8,697)      (2,361)      (27,684)           --      (23,949)
  Select Shares                                            (5,313)          --        (5,011)           --           --
  e. Shares                                                (1,504)        (498)           --            --           --
                                                      ------------  -----------  ------------  ------------  -----------
                                                          (15,514)      (2,859)      (32,695)           --      (23,949)
                                                      ------------  -----------  ------------  ------------  -----------
Capital Share Transactions:
  Proceeds from shares sold                             1,399,402    1,636,074       911,624       270,742    1,328,283
  Net asset value of shares issued in reinvestment
   of dividends                                            14,660        2,679        29,584            --       21,833
  Early withdrawal fees (see Note 8)                           --           --           281           104          429
  Less payments for shares redeemed                      (478,293)    (534,934)     (394,957)     (129,356)    (715,625)
                                                      ------------  -----------  ------------  ------------  -----------
  Increase in net assets from capital share
   transactions                                           935,769    1,103,819       546,532       141,490      634,920
                                                      ------------  -----------  ------------  ------------  -----------
Total increase in net assets                            1,336,429    1,260,340     1,223,385       190,864    1,286,076
Net Assets:
  Beginning of period                                   1,540,443      280,103     3,036,999     2,846,135    1,560,059
                                                      ------------  -----------  ------------  ------------  -----------
  End of period (including undistributed net
   investment income of $9,225, $11,074, $11,856,
   and $25,431, respectively)                          $2,876,872    $1,540,443   $4,260,384    $3,036,999    $2,846,135
                                                      ------------  -----------  ------------  ------------  -----------
                                                      ------------  -----------  ------------  ------------  -----------
Number of Fund shares:
  Sold                                                     88,256      122,252        32,360        10,444       59,126
  Reinvested                                                1,017          231         1,155            --        1,058
  Redeemed                                                (30,398)     (39,579)      (14,083)       (4,990)     (31,365)
                                                      ------------  -----------  ------------  ------------  -----------
  Net increase in shares outstanding                       58,875       82,904        19,432         5,454       28,819
                                                      ------------  -----------  ------------  ------------  -----------
                                                      ------------  -----------  ------------  ------------  -----------
Shares outstanding:
  Beginning of period                                     108,644       25,740       120,286       114,832       86,013
                                                      ------------  -----------  ------------  ------------  -----------
  End of period                                           167,519      108,644       139,718       120,286      114,832
                                                      ------------  -----------  ------------  ------------  -----------
                                                      ------------  -----------  ------------  ------------  -----------

 * For the period from September 1, 1997 to October 31, 1997
** For the period from September 1, 1996 to August 31, 1997

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (in thousands)

                                                                          Small-Cap Index          International Index
                                                                          Fund-Registered            Fund-Registered
                                                                            Trademark-                 Trademark-
                                                                     -------------------------  -------------------------
                                                                      Six months                 Six months
                                                                        ended                      ended
                                                                      April 30,    Year ended    April 30,    Year ended
                                                                         1998      October 31,      1998      October 31,
                                                                     (Unaudited)      1997      (Unaudited)      1997
                                                                     ------------  -----------  ------------  -----------
Operations:
  Net investment income                                               $      995    $   1,671    $    2,550    $   4,224
  Net realized gain (loss) on investments sold and foreign currency
   transactions                                                           62,070         (478)         (326)      (1,963)
  Change in net unrealized appreciation on investments and foreign
   currency translation                                                    2,853       83,214        53,779       24,079
                                                                     ------------  -----------  ------------  -----------
  Increase in net assets resulting from operations                        65,918       84,407        56,003       26,340
                                                                     ------------  -----------  ------------  -----------
Dividends to shareholders from net investment income
  Investor Shares                                                         (1,517)        (998)       (3,700)      (3,464)
  Select Shares                                                             (379)          --          (654)          --
                                                                     ------------  -----------  ------------  -----------
                                                                          (1,896)        (998)       (4,354)      (3,464)
                                                                     ------------  -----------  ------------  -----------
Capital Share Transactions:
  Proceeds from shares sold                                              187,877      314,331        91,862      199,296
  Net asset value of shares issued in reinvestment of dividends            1,744          901         3,935        3,084
  Early withdrawal fees (see Note 8)                                         124          155            47           76
  Less payments for shares redeemed                                      (76,439)    (116,277)      (43,862)    (104,748)
                                                                     ------------  -----------  ------------  -----------
  Increase in net assets from capital share transactions                 113,306      199,110        51,982       97,708
                                                                     ------------  -----------  ------------  -----------
Total increase in net assets                                             177,328      282,519       103,631      120,584
Net Assets:
  Beginning of period                                                    491,644      209,125       367,362      246,778
                                                                     ------------  -----------  ------------  -----------
  End of period (including undistributed net investment income of
   $612, $1,452, $2,032 and $4,052, respectively)                     $  668,972    $ 491,644    $  470,993    $ 367,362
                                                                     ------------  -----------  ------------  -----------
                                                                     ------------  -----------  ------------  -----------
Number of Fund shares:
  Sold                                                                    10,231       19,646         6,490       15,015
  Reinvested                                                                 102           64           302          250
  Redeemed                                                                (4,174)      (7,380)       (3,150)      (7,843)
                                                                     ------------  -----------  ------------  -----------
  Net increase in shares outstanding                                       6,159       12,330         3,642        7,422
                                                                     ------------  -----------  ------------  -----------
                                                                     ------------  -----------  ------------  -----------
Shares outstanding:
  Beginning of period                                                     27,722       15,392        27,603       20,181
                                                                     ------------  -----------  ------------  -----------
  End of period                                                           33,881       27,722        31,245       27,603
                                                                     ------------  -----------  ------------  -----------
                                                                     ------------  -----------  ------------  -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                      Income from
                                 Investment Operations                         Less Distributions
                        ---------------------------------------   ---------------------------------------------
                                          Net                                   Distributions
 Fiscal    Net Asset                  Realized &       Total       Dividends         from                         Net Asset
 Period      Value          Net       Unrealized       from        from Net        Realized                         Value
  Ended    Beginning    Investment     Gains on     Investment    Investment       Gain on           Total          End of
 Oct. 31   of Period      Income      Investment     Operation      Income        Investment     Distributions      Period
---------  ----------   -----------   -----------   -----------   -----------   --------------   --------------   ----------

SCHWAB S & P 500 FUND--INVESTOR SHARES
  1998(2)    $14.17        $0.08         $3.04         $3.12         $(0.13)         $0.00           $(0.13)        $17.16
  1997       $10.88        $0.14         $3.24         $3.38         $(0.09)         $0.00           $(0.09)        $14.17
  1996(3)    $10.00        $0.08         $0.80         $0.88         $(0.00)         $0.00           $(0.00)        $10.88

SCHWAB S & P 500 FUND--e. SHARES
  1998(2)    $14.19        $0.07         $3.05         $3.12         $(0.13)         $0.00           $(0.13)        $17.18
  1997       $10.89        $0.21         $3.19         $3.40         $(0.10)         $0.00           $(0.10)        $14.19
  1996(3)    $10.00        $0.04         $0.85         $0.89         $(0.00)         $0.00           $(0.00)        $10.89

SCHWAB S & P 500 FUND--SELECT SHARES
  1998(2)    $14.19        $0.17         $2.97         $3.14         $(0.14)         $0.00           $(0.14)        $17.19
  1997(4)    $12.64        $0.05         $1.50         $1.55         $(0.00)         $0.00           $(0.00)        $14.19

(1) The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced by the Investment Manager and Schwab. Had these expenses not been reduced, the Fund's expense and net investment income ratios would have been:

Schwab S & P 500 Fund--Investor Shares      Schwab S & P 500 Fund--e. Shares     Schwab S & P 500 Fund--Select Shares
---------------------------------------   ------------------------------------   ------------------------------------
                 (without reductions)       Fiscal      (without reductions)       Fiscal      (without reductions)
   Fiscal       -----------------------     Period     -----------------------     Period     -----------------------
   Period        Ratio of     Ratio of    Ended Oct.    Ratio of     Ratio of    Ended Oct.    Ratio of     Ratio of
Ended Oct. 31    Expenses      Income         31        Expenses      Income         31        Expenses      Income
-------------   ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  1998(2)         0.64%*       0.97%*       1998(2)      0.54%*       1.07%*       1998(2)      0.48%*       1.11%*
  1997            0.70%        1.17%        1997         0.59%        1.29%        1997(4)      0.53%*       1.15%*
  1996(3)         0.89%*       1.49%*       1996(3)      1.19%*       0.91%*

(2)  For the six months ended April 30, 1998 (Unaudited).
(3) For the period from July 1, 1996 (commencement of operations) to October 31, 1996.
(4) For the period from May 19, 1997 (commencement of operations) to October 31, 1997.
  *  Annualized.

                                      Ratios/Supplemental Data
              -------------------------------------------------------------------------
                                                                Ratio of Net
                                                   Ratio of      Investment
                                                   Expenses        Income
   Fiscal          Total                          to Average     to Average    Portfolio
   Period          Return          Net Assets         Net           Net        Turnover
   Ended      (not annualized)   End of Period     Assets(1)     Assets(1)       Rate
  Oct. 31           (%)             (000's)           (%)           (%)          (%)
------------  ----------------   --------------   -----------   ------------   --------

SCHWAB S & P 500 FUND--INVESTOR SHARES
  1998(2)           22.17          $1,557,272         0.35*          1.26*         0
  1997              31.29          $  923,148         0.38           1.49          3
  1996(3)            8.80          $  243,772         0.49*          1.89*         1

SCHWAB S & P 500 FUND--e. SHARES
  1998(2)           22.21          $  215,081         0.28*          1.33*         0
  1997              31.48          $  131,691         0.27           1.61          3
  1996(3)            8.90          $   36,331         0.28*          1.82*         1

SCHWAB S & P 500 FUND--SELECT SHARES
  1998(2)           22.34          $1,104,519         0.19*          1.40*         0
  1997(4)           10.43          $  485,604         0.19*          1.49*         3

(1) The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced by the Investment Manager and Schwab. Had these expenses not been reduced, the Fund's expense and net investment income ratios would have been:

Schwab S & P 500 Fund--Investor Shares
                                            Schwab S & P 500 Fund--e. Shares     Schwab S & P 500 Fund--Select Shares
---------------------------------------   ------------------------------------   ------------------------------------
                 (without reductions)       Fiscal      (without reductions)       Fiscal      (without reductions)
   Fiscal       -----------------------     Period     -----------------------     Period     -----------------------
   Period        Ratio of     Ratio of    Ended Oct.    Ratio of     Ratio of    Ended Oct.    Ratio of     Ratio of
Ended Oct. 31    Expenses      Income         31        Expenses      Income         31        Expenses      Income
-------------   ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  1998(2)         0.64%*       0.97%*       1998(2)      0.54%*       1.07%*       1998(2)      0.48%*       1.11%*
  1997            0.70%        1.17%        1997         0.59%        1.29%        1997(4)      0.53%*       1.15%*
  1996(3)         0.89%*       1.49%*       1996(3)      1.19%*       0.91%*

(2)  For the six months ended April 30, 1998 (Unaudited).
(3) For the period from July 1, 1996 (commencement of operations) to October 31, 1996.
(4) For the period from May 19, 1997 (commencement of operations) to October 31, 1997.
  *  Annualized.

For a share outstanding throughout each period:

                                      Income from
                                 Investment Operations                         Less Distributions
                        ---------------------------------------   ---------------------------------------------
                                          Net                                   Distributions
 Fiscal    Net Asset                  Realized &       Total       Dividends         from                         Net Asset
 Period      Value          Net       Unrealized       from        from Net        Realized                         Value
  Ended    Beginning    Investment     Gains on     Investment    Investment       Gain on           Total          End of
 Oct. 31   of Period      Income      Investment     Operation      Income        Investment     Distributions      Period
---------  ----------   -----------   -----------   -----------   -----------   --------------   --------------   ----------

SCHWAB 1000 FUND-REGISTERED TRADEMARK---INVESTOR SHARES
  1998(2)    $25.25        $0.14         $5.36         $5.50         $(0.26)         $0.00           $(0.26)        $30.49
  1997(3)    $24.78        $0.04         $0.43         $0.47         $(0.00)         $0.00           $(0.00)        $25.25
  1997(4)    $18.14        $0.28         $6.62         $6.90         $(0.26)         $0.00           $(0.26)        $24.78
  1996(4)    $15.68        $0.24         $2.45         $2.69         $(0.23)         $0.00           $(0.23)        $18.14
  1995(4)    $13.08        $0.26         $2.48         $2.74         $(0.14)         $0.00           $(0.14)        $15.68
  1994(4)    $12.80        $0.26         $0.28         $0.54         $(0.26)         $0.00           $(0.26)        $13.08
  1993(5)    $11.96        $0.17         $0.79         $0.96         $(0.12)         $0.00           $(0.12)        $12.80
  1992(6)    $11.26        $0.24         $0.71         $0.95         $(0.25)         $0.00           $(0.25)        $11.96

SCHWAB 1000 FUND-REGISTERED TRADEMARK---SELECT SHARES
  1998(2)    $25.26        $0.27         $5.25         $5.52         $(0.28)         $0.00           $(0.28)        $30.50
  1997(3)    $24.79        $0.04         $0.43         $0.47         $(0.00)         $0.00           $(0.00)        $25.26
  1997(7)    $22.64        $0.05         $2.10         $2.15         $(0.00)         $0.00           $(0.00)        $24.79

(1) The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced by the Investment Manager and Schwab. Had these expenses not been reduced, the Fund's expense and net investment income ratios would have been:

   Schwab 1000 Fund--Investor Shares        Schwab 1000 Fund--Select Shares
---------------------------------------   ------------------------------------
                 (without reductions)       Fiscal      (without reductions)
   Fiscal       -----------------------     Period     -----------------------
   Period        Ratio of     Ratio of    Ended Oct.    Ratio of     Ratio of
Ended Oct. 31    Expenses      Income         31        Expenses      Income
-------------   ----------   ----------   ----------   ----------   ----------
  1998(2)         0.50%*       1.02%*       1998(2)      0.39%*       1.11%*
  1997(3)         0.50%*       0.96%*       1997(3)      0.41%*       1.05%*
  1997(4)         0.53%        1.27%        1997(7)      0.68%*       0.93%*
  1996(4)         0.57%        1.58%
  1995(4)         0.63%        1.94%
  1994(4)         0.56%        2.01%
  1993(5)         0.49%*       2.17%*
  1992(6)         0.52%        2.28%

(2)  For the six months ended April 30, 1998 (Unaudited).
(3)  For the period from September 1, 1997 to October 31, 1997.
(4)  Years ended August 31.
(5)  For the period from January 1, 1993 to August 31, 1993.
(6)  Year ended December 31, 1992.
(7) For the period from May 19, 1997 (commencement of operations) to August 31, 1997.
  *  Annualized.

                                      Ratios/Supplemental Data
              -------------------------------------------------------------------------
                                                                Ratio of Net
                                                   Ratio of      Investment
                                                   Expenses        Income
   Fiscal          Total                          to Average     to Average    Portfolio
   Period          Return          Net Assets         Net           Net        Turnover
   Ended      (not annualized)   End of Period     Assets(1)     Assets(1)       Rate
  Oct. 31           (%)             (000's)           (%)           (%)          (%)
------------  ----------------   --------------   -----------   ------------   --------

SCHWAB 1000 FUND-REGISTERED TRADEMARK---INVESTOR SHARES
  1998(2)           21.99          $3,499,642         0.46*          1.06*         2
  1997(3)            1.90          $2,610,607         0.46*          1.00*         0
  1997(4)           38.32          $2,498,891         0.47           1.33          2
  1996(4)           17.27          $1,560,059         0.49           1.66          2
  1995(4)           21.23          $  826,714         0.54           2.03          2
  1994(4)            4.28          $  554,061         0.51           2.06          3
  1993(5)            8.06          $  515,272         0.45*          2.21*         1
  1992(6)            8.52          $  370,980         0.35           2.45          1

SCHWAB 1000 FUND-REGISTERED TRADEMARK---SELECT SHARES
  1998(2)           22.07          $  760,742         0.35*          1.15*         2
  1997(3)            1.90          $  426,392         0.35*          1.10*         0
  1997(7)            9.50          $  347,244         0.35*          1.26*         2

(1) The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced by the Investment Manager and Schwab. Had these expenses not been reduced, the Fund's expense and net investment income ratios would have been:

   Schwab 1000 Fund--Investor Shares        Schwab 1000 Fund--Select Shares
---------------------------------------   ------------------------------------
                 (without reductions)       Fiscal      (without reductions)
   Fiscal       -----------------------     Period     -----------------------
   Period        Ratio of     Ratio of    Ended Oct.    Ratio of     Ratio of
Ended Oct. 31    Expenses      Income         31        Expenses      Income
-------------   ----------   ----------   ----------   ----------   ----------
  1998(2)         0.50%*       1.02%*       1998(2)      0.39%*       1.11%*
  1997(3)         0.50%*       0.96%*       1997(3)      0.41%*       1.05%*
  1997(4)         0.53%        1.27%        1997(7)      0.68%*       0.93%*
  1996(4)         0.57%        1.58%
  1995(4)         0.63%        1.94%
  1994(4)         0.56%        2.01%
  1993(5)         0.49%*       2.17%*
  1992(6)         0.52%        2.28%

(2)  For the six months ended April 30, 1998 (Unaudited).
(3)  For the period from September 1, 1997 to October 31, 1997.
(4)  Years ended August 31.
(5)  For the period from January 1, 1993 to August 31, 1993.
(6)  Year ended December 31, 1992.
(7) For the period from May 19, 1997 (commencement of operations) to August 31, 1997.
  *  Annualized.

For a share outstanding throughout each period:

                                         Income from
                                    Investment Operations                            Less Distributions
                        ---------------------------------------------   ---------------------------------------------
                                             Net                                      Distributions
 Fiscal    Net Asset                     Realized &          Total       Dividends         from                         Net Asset
 Period      Value          Net          Unrealized          from        from Net        Realized                         Value
  Ended    Beginning    Investment    Gains(Losses) on    Investment    Investment       Gain on           Total          End of
 Oct. 31   of Period      Income         Investment        Operation      Income        Investment     Distributions      Period
---------  ----------   -----------   -----------------   -----------   -----------   --------------   --------------   ----------
SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK---INVESTOR SHARES
  1998(2)    $17.73        $0.06            $ 2.01           $ 2.07        $(0.06)            --           $(0.06)        $19.74
  1997       $13.59        $0.06            $ 4.14           $ 4.20        $(0.06)            --           $(0.06)        $17.73
  1996       $11.70        $0.07            $ 1.88           $ 1.95        $(0.06)            --           $(0.06)        $13.59
  1995       $10.05        $0.10            $ 1.61           $ 1.71        $(0.06)            --           $(0.06)        $11.70
  1994(3)    $10.00        $0.06            $   --           $ 0.06        $(0.01)            --           $(0.01)        $10.05
SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK---SELECT SHARES
  1998(2)    $17.75        $0.07            $ 2.01           $ 2.08        $(0.07)            --           $(0.07)        $19.76
  1997(4)    $14.50        $0.02            $ 3.23           $ 3.25        $(0.00)            --           $(0.00)        $17.75
SCHWAB INTERNATIONAL INDEX FUND-REGISTERED TRADEMARK---INVESTOR SHARES
  1998(2)    $13.31        $0.15            $ 1.76           $ 1.91        $(0.15)            --           $(0.15)        $15.07
  1997       $12.23        $0.17            $ 1.08           $ 1.25        $(0.17)            --           $(0.17)        $13.31
  1996       $11.13        $0.16            $ 1.07           $ 1.23        $(0.13)            --           $(0.13)        $12.23
  1995       $10.89        $0.14            $ 0.22           $ 0.36        $(0.12)            --           $(0.12)        $11.13
  1994       $10.15        $0.11            $ 0.69           $ 0.80        $(0.04)        $(0.02)          $(0.06)        $10.89
  1993(5)    $10.00        $0.03            $ 0.12           $ 0.15            --             --               --         $10.15
SCHWAB INTERNATIONAL INDEX FUND-REGISTERED TRADEMARK---SELECT SHARES
  1998(2)    $13.32        $0.16            $ 1.76           $ 1.92        $(0.16)            --           $(0.16)        $15.08
  1997(4)    $13.59        $0.04            $(0.31)          $(0.27)           --             --               --         $13.32

(1) The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced by the Investment Manager and Schwab. Had these expenses not been reduced, the Fund's expense and net investment income ratios would have been:

        Schwab Small-Cap Index                 Schwab International Index
      Fund-Registered Trademark-               Fund-Registered Trademark-
---------------------------------------   ------------------------------------
                                            Fiscal
   Fiscal                                   Period
   Period        Ratio of     Ratio of    Ended Oct.    Ratio of     Ratio of
Ended Oct. 31    Expenses      Income         31        Expenses      Income
-------------   ----------   ----------   ----------   ----------   ----------
INVESTOR SHARES                           INVESTOR SHARES
  1998(2)         0.83%*       0.00%*       1998(2)      1.08%*       0.63%*
  1997            0.89%        0.16%        1997         1.13%        0.84%
  1996            0.94%        0.21%        1996         1.17%        1.02%
  1995            1.02%        0.34%        1995         1.22%        1.08%
  1994(3)         1.19%*       0.16%*       1994         1.30%        0.74%
SELECT SHARES                               1993(5)      2.10%*       0.65%*
  1998(2)         0.74%*       0.08%*     SELECT SHARES
  1997(4)         0.90%*       0.04%*       1998(2)      1.03%*       0.75%*
                                            1997(4)      1.27%*       0.37%*

(2)  For the six months ended April 30, 1998 (Unaudited).
(3) For the period from December 3, 1993 (commencement of operations) to October 31, 1994.
(4) For the period from May 19, 1997 (commencement of operations) to October 31, 1997.
(5) For the period from September 9, 1993 (commencement of operations) to October 31, 1993.
  *  Annualized.

                                      Ratios/Supplemental Data
              -------------------------------------------------------------------------
                                                                Ratio of Net
                                                   Ratio of      Investment
                                                   Expenses        Income
   Fiscal          Total                          to Average     to Average    Portfolio
   Period          Return          Net Assets         Net           Net        Turnover
   Ended      (not annualized)   End of Period     Assets(1)     Assets(1)       Rate
  Oct. 31           (%)             (000's)           (%)           (%)          (%)
------------  ----------------   --------------   -----------   ------------   --------
SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK---INVESTOR SHARES
  1998(2)           11.75           $516,443          0.49*          0.33*        42
  1997              31.03           $410,470          0.52           0.53         23
  1996              16.73           $209,125          0.59           0.56         23
  1995              17.11           $122,074          0.68           0.68         24
  1994(3)            0.63           $ 68,128          0.67*          0.68*        16
SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK---SELECT SHARES
  1998(2)           11.80           $152,529          0.38*          0.44*        42
  1997(4)           22.41           $ 81,174          0.38*          0.56*        23
SCHWAB INTERNATIONAL INDEX FUND-REGISTERED TRADEMARK---INVESTOR SHARES
  1998(2)           14.55           $388,784          0.58*          1.14*         0
  1997              10.33           $317,833          0.61           1.36         13
  1996              11.07           $246,778          0.69           1.50          6
  1995               3.35           $179,612          0.85           1.45          0
  1994               7.89           $142,355          0.90           1.14          6
  1993(5)            1.50           $106,085          0.60*          2.15*         2
SCHWAB INTERNATIONAL INDEX FUND-REGISTERED TRADEMARK---SELECT SHARES
  1998(2)           14.62           $ 82,209          0.47*          1.31*         0
  1997(4)           (1.99)          $ 49,529          0.47*          1.17*        13

(1) The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced by the Investment Manager and Schwab. Had these expenses not been reduced, the Fund's expense and net investment income ratios would have been:

        Schwab Small-Cap Index                 Schwab International Index
      Fund-Registered Trademark-               Fund-Registered Trademark-
---------------------------------------   ------------------------------------
                                            Fiscal
   Fiscal                                   Period
   Period        Ratio of     Ratio of    Ended Oct.    Ratio of     Ratio of
Ended Oct. 31    Expenses      Income         31        Expenses      Income
-------------   ----------   ----------   ----------   ----------   ----------
INVESTOR SHARES                           INVESTOR SHARES
  1998(2)         0.83%*       0.00%*       1998(2)      1.08%*       0.63%*
  1997            0.89%        0.16%        1997         1.13%        0.84%
  1996            0.94%        0.21%        1996         1.17%        1.02%
  1995            1.02%        0.34%        1995         1.22%        1.08%
  1994(3)         1.19%*       0.16%*       1994         1.30%        0.74%
SELECT SHARES                               1993(5)      2.10%*       0.65%*
  1998(2)         0.74%*       0.08%*     SELECT SHARES
  1997(4)         0.90%*       0.04%*       1998(2)      1.03%*       0.75%*
                                            1997(4)      1.27%*       0.37%*

(2)  For the six months ended April 30, 1998 (Unaudited).
(3) For the period from December 3, 1993 (commencement of operations) to October 31, 1994.
(4) For the period from May 19, 1997 (commencement of operations) to October 31, 1997.
(5) For the period from September 9, 1993 (commencement of operations) to October 31, 1993.
  *  Annualized.

NOTES TO FINANCIAL STATEMENTS
For the six months ended April 30, 1998 (Unaudited)

1. DESCRIPTION OF THE FUNDS

The Schwab S&P 500 Fund, Schwab Small-Cap Index Fund-Registered Trademark- and Schwab International Index Fund-Registered Trademark- are series of Schwab Capital Trust (the "Capital Trust") and the Schwab 1000 Fund-Registered Trademark- is a series of the Schwab Investments (the "Investment Trust"), each a no-load, open-end management investment company organized as a Massachusetts business trust on May 7, 1993 and October 26, 1990, respectively, and registered under the Investment Company Act of 1940, as amended. Each of the funds in this report are herein referred to as a "Fund".

The Schwab S&P 500 Fund, Schwab 1000 Fund-Registered Trademark-, Schwab Small-Cap Index Fund-Registered Trademark- and Schwab International Index Fund-Registered Trademark- offer two classes of shares--Investor Shares and Select Shares. Both classes represent interests in the same portfolio of investments of each Fund and are substantially the same in all respects except that the classes are subject to different transfer agency and shareholder service fees (see Note 3), investment minimums and certain other expenses. However, the Schwab S&P 500 Fund offers a third class of shares--the e.Shares-TM-. This class offers the same concept as the Investor Shares and the Select Shares, but the e. Shares are available only to clients of Schwab Institutional and The Charles Schwab Trust Company and to certain tax-advantaged retirement plans that can execute their trading and information requests through SchwabLink-TM-.

In addition to the Schwab S&P 500 Fund, Small-Cap Index Fund-Registered Trademark- and International Index Fund-Registered Trademark-, the Capital Trust also offers the Schwab MarketTrack All Equity Portfolio-TM- (effective on April 16, 1998, and commenced operations on May 19, 1998), Schwab MarketTrack Growth Portfolio-TM- (formerly Schwab Asset Director-Registered Trademark---High Growth
Fund), Schwab MarketTrack Balanced Portfolio-TM- (formerly Schwab Asset Director-Registered Trademark---Balanced Growth Fund), Schwab MarketTrack Conservative Portfolio-TM- (formerly Schwab Asset Director-Registered Trademark---Conservative Growth Fund), Schwab Analytics Fund-Registered Trademark-, Schwab MarketManager International Portfolio-TM- (formerly Schwab OneSource Portfolios--International), Schwab MarketManager Growth Portfolio-TM- (formerly Schwab OneSource Portfolios--Growth Allocation), Schwab MarketManager Balanced Portfolio-TM- (formerly Schwab OneSource Portfolios--Balanced Allocation), and Schwab MarketManager Small Cap Portfolio-TM- (formerly Schwab OneSource Portfolios--Small Company). The assets of each series are segregated and accounted for separately.

In addition to the Schwab 1000 Fund-Registered Trademark-, the Investment Trust also offers the Schwab Short-Term Bond Market Index Fund, Schwab Total Bond Market Index Fund, Schwab California Short/Intermediate Tax-Free Bond Fund, Schwab California Long-Term Tax-Free Bond Fund, Schwab Short/Intermediate Tax-Free Bond Fund and Schwab Long-Term Tax-Free Bond Fund. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION--Investments in securities traded on an exchange are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Fund's investment manager pursuant to guidelines adopted in good faith by the Board of Trustees. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security transactions are determined on an identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is recorded on the accrual basis.

FUTURES CONTRACTS--The Schwab S&P 500 Fund and the Schwab 1000 Fund-Registered Trademark- may invest in financial futures contracts. The Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

The Funds will invest in these instruments to hedge against the effects of changes in value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or risk inherent in the management of the Funds and not for trading purposes. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or underlying securities, or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Operations at any given time.

As of April 30, 1998, the Schwab S&P 500 Fund and the Schwab 1000
Fund-Registered Trademark- had the following open futures contracts:

                                                      Number of     Contract                 Unrealized
                                                      Contracts       Value     Expiration   Appreciation
                                                    -------------  -----------  -----------  -----------
S&P 500 Index Futures                                       127    $34,209,625    June '98    $ 975,000
Schwab 1000 Index-Registered Trademark- Futures              58    $16,228,400    June '98    $ 450,000

The aggregate value of cash or eligible securities pledged to cover margin requirements for open futures positions at April 30, 1998 was $2,584,000 and $1,033,000, respectively.

REPURCHASE AGREEMENTS--Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Funds custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

FOREIGN CURRENCY TRANSLATION--The accounting records of the Schwab International Index Fund-Registered Trademark- are maintained in U.S. dollars. Investment securities and all other asset and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rates on April 30, 1998. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Schwab International Index Fund-Registered Trademark- separates within its statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign exchange rates from that arising from changes in securities' market values.

FOWARD CURRENCY CONTRACTS--A forward currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to market daily and the change in value is recorded by the Schwab International Index Fund-Registered Trademark- as an unrealized gain or loss. When the Forward is closed, the Schwab International Index Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time the contract was closed. The Schwab International Index Fund engages in Forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. The Schwab International Index Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably.

DEFERRED ORGANIZATION COSTS--Costs incurred in connection with the organization of the Funds are amortized on a straight-line basis over a five-year period from the Funds commencement of operations.

EXPENSES--Expenses arising in connection with the Funds are charged directly to the Funds. Expenses common to all series of the Trusts are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES--It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Funds are considered a separate entity for tax purposes.

At April 30, 1998 (for financial reporting and federal income tax purposes):

                                               Net Unrealized   Appreciated    Depreciated
                                                Appreciation     Securities    Securities
                                               --------------  --------------  -----------
Schwab S&P 500 Fund                            $  565,789,000  $  583,846,000  $18,057,000
Schwab 1000 Fund-Registered Trademark-         $1,726,110,000  $1,741,507,000  $15,397,000
Schwab Small-Cap Index Fund-Registered
 Trademark-                                    $  122,249,000  $  136,326,000  $14,077,000
Schwab International Index Fund-Registered
 Trademark-                                    $  110,455,000  $  152,240,000  $41,785,000

At October 31, 1997, the unused capital loss carryforwards, for federal income tax purposes with expiration dates, were as follows:

                                                                   Schwab        Schwab
                                                                 Small-Cap     International
                                                                   Index          Index
                                               Schwab S&P 500  Fund-Registered Fund-Registered
Expiring in:                                        Fund       Trademark-      Trademark-
                                               --------------  --------------  -----------
10/31/02                                                   --  $      202,000  $   140,000
10/31/04                                       $        5,000  $      661,000  $ 1,743,000
10/31/05                                       $    2,152,000  $      451,000  $ 1,837,000
                                               --------------  --------------  -----------
  Total capital loss carryforward:             $    2,157,000  $    1,314,000  $ 3,720,000
                                               --------------  --------------  -----------
                                               --------------  --------------  -----------

At August 31, 1997, the Schwab 1000 Fund-Registered Trademark- had unused capital loss carryforwards, for federal income tax purposes with expiration dates, as follows:

                                                Schwab 1000
                                               Fund-Registered
Expiring in:                                   Trademark-
                                               --------------
8/31/01                                        $      354,000
8/31/03                                        $      935,000
8/31/05                                        $      844,000
                                               --------------
  Total capital loss carryforward:             $    2,133,000
                                               --------------
                                               --------------

The Schwab 1000 Fund-Registered Trademark- has elected to defer $3,740,000 in post-October losses from the sale of securities until the tax year ending August 31, 1998.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT--The Capital Trust and the Investment Trust have investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Schwab S&P 500 Fund pays an annual fee, payable monthly, of 0.36% of the first $1 billion of average daily net assets, 0.33% of such net assets over $1 billion, and 0.31% of such assets in excess of $2 billion. The Schwab 1000 Fund-Registered Trademark- pays an annual fee, payable monthly, of 0.30% of the first $500 million of average daily net assets and 0.22% of such assets over $500 million. The Schwab Small-Cap Index Fund-Registered Trademark- pays an annual fee, payable monthly, of 0.50% of the first $300 million of average daily net assets and 0.45% of such net assets over $300 million. The Schwab International Index Fund-Registered Trademark- pays an annual fee, payable monthly, of 0.70% of the first $300 million of average daily net assets and 0.60% of such net assets over $300 million. The Investment Manager has reduced a portion of its fee for the six months ended April 30, 1998 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS--The Capital Trust and the Investment Trust have transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each Fund's average daily net assets for transfer agency services. For shareholder services provided, Schwab will receive from the Investor Shares, Select Shares and e.Shares-TM- an annual fee of 0.20%, 0.05% and 0.05%, respectively, of the average daily net assets of that class of shares. Schwab has reduced a portion of its fee for the six months ended April 30, 1998 (see Note 4).

OFFICERS AND TRUSTEES--Certain officers and trustees of the Capital Trust and the Investment Trust are also officers and/or directors of the Investment Manager and/or Schwab. For the six months ended April 30, 1998, the Capital Trust and the Investment Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Schwab S&P 500 Fund, Schwab 1000 Fund-Registered Trademark-, Schwab Small-Cap Index Fund-Registered Trademark-and Schwab International Index Fund-Registered Trademark- incurred fees of $7,000, $4,000, $4,000 and $3,000, respectively, related to the Trust's unaffiliated trustees.

OTHER AFFILIATED PARTIES AND TRANSACTIONS--As of April 30, 1998, Schwab S&P 500 Fund, Schwab Small-Cap Index Fund-Registered Trademark- and Schwab International Index Fund-Registered Trademark- had outstanding shares of 1%, 1%, 0% and 9%, 6%, 1% and 12%, 8%, 2%, respectively, owned by Schwab MarketTrack-TM---Growth Portfolio, Schwab MarketTrack--Balanced Portfolio and Schwab MarketTrack--Conservative Portfolio, respectively. The Schwab 1000 Fund-Registered Trademark- and the Schwab S&P 500 Fund placed a portion of its portfolio transactions with Charles Schwab & Co., an affiliated broker. For the six-month period ended April 30, 1998, the commissions paid were $7,000 and $3,500, respectively.

INTERFUND TRANSACTIONS--For the six months ended April 30, 1998, Schwab S&P 500 Fund, Schwab Small-Cap Index Fund-Registered Trademark- and Schwab International Index Fund-Registered Trademark- engaged in purchase transactions with funds that have a common investment adviser, common trustees, and common officers. These purchase and sale transactions, made at current market value pursuant to Rule 17a-7 under the Act, were $557,000, $255,825,000 and $256,241,000, respectively.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab guarantee that, through at least February 29, 2000, total operating expenses of each class of shares will not exceed the percentages of the average daily net assets of that class of shares, after waivers and reimbursements, as shown below. For purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses, taxes, foreign taxes and capital items.

                                                                  Investor Shares   Select Shares   e.Shares
                                                                 -----------------  -------------  -----------
Schwab S&P 500 Fund                                                      0.35%            0.19%         0.28%
Schwab 1000 Fund-Registered Trademark-                                   0.46%            0.35%           --
Schwab Small-Cap Index Fund-Registered Trademark-                        0.49%            0.38%           --
Schwab International Index Fund-Registered Trademark-                    0.58%            0.47%           --

For the six months ended April 30, 1998, the totals of such fees and expenses reduced by the Investment Manager were $2,659,000, $636,000, $936,000 and $1,024,000 for the Schwab S&P 500 Fund, Schwab 1000 Fund-Registered Trademark-, Schwab Small-Cap Index Fund-Registered Trademark- and Schwab International Index Fund-Registered Trademark-, respectively. The total of such fees reduced by

Schwab were $328,000, $65,000, $13,000 and $18,000, for the Schwab S&P 500 Fund,
Schwab 1000 Fund, Schwab Small-Cap Index Fund and Schwab International Index Fund, respectively.

5. BORROWING AGREEMENT

The Trusts have arrangements with PNC Bank, N.A., whereby the Schwab S&P 500 Fund and Schwab 1000 Fund-Registered Trademark-may borrow up to $10,000,000 and $50,000,000, respectively, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Funds. For the six months ended April 30, 1998, no borrowings were made under this arrangement. The Capital Trust has an arrangement with Bank of New York Trust Company, whereby the Schwab Small-Cap Index Fund-Registered Trademark- and Schwab International Index Fund-Registered Trademark- may borrow in aggregate up to $100,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Funds'. There were no outstanding borrowings as of April 30, 1998.

6. SECURITIES LENDING

The Schwab S&P 500 Fund and Schwab 1000 Fund-Registered Trademark- loaned securities to certain brokers, dealers and other financial institutions who paid the Funds negotiated lenders' fees. The Fund received cash collateral, letters of credit, or U.S. Government securities against the loaned securities in an amount equal to 102% of the market value of the loaned securities at the inception of each loan. The loans will be collateralized at all times in an amount equal to at least 100% of the market value of the securities loaned. At April 30, 1998, the market value of securities loaned by the Schwab S&P 500 Fund was $397,634,000 for which the Fund received collateral of $402,524,000 and the market value of securities loaned by the Schwab 1000 Fund-Registered Trademark-was $700,196,000 for which the Schwab 1000 Fund-Registered Trademark- received collateral of $711,886,000.

7. INVESTMENT TRANSACTIONS

Aggregate purchases and sales of investment securities, other than short-term obligations (in thousands), for the period ended April 30, 1998, were as follows:

                                                                    Schwab            Schwab
                                                                   Small-Cap       International
                                                   Schwab 1000       Index             Index
                                   Schwab S&P 500  Fund-Registered Fund-Registered  Fund-Registered
                                        Fund       Trademark-     Trademark-        Trademark-
                                   --------------  -----------  ---------------  -----------------
Purchases                            $  922,862     $ 578,174      $ 430,550         $ 119,843
Sales                                $    8,185     $  55,493      $ 322,885         $  62,738

For the Schwab S&P 500 Fund and Schwab 1000 Fund-Registered Trademark-, included in the aforementioned purchases of common stock are purchases of Charles Schwab Corp., an affiliated issuer, with a current value as of April 30, 1998, of $3,047,000 and $3,544,000, respectively.

8. EARLY WITHDRAWAL FEES

The early withdrawal fees are retained by the Funds and are treated as a contribution to capital.

                                                              Early withdrawal fees   Early withdrawal
                                                                       on                   fees
                                                               redemption proceeds      as of 4/30/98
                                                             -----------------------  -----------------
Schwab S&P 500 Fund                                                      N/A                    N/A
Schwab 1000 Fund-Registered Trademark-                                  0.50%*            $ 281,000
Schwab Small-Cap Index Fund-Registered Trademark-                       0.50%*            $ 124,000
Schwab International Index Fund-Registered Trademark-                   0.75%*            $  47,000

* Attributable to shares purchased and held less than six months.

9. CAPITAL SHARE TRANSACTIONS

The Fund offers two classes of shares: Investor Shares and Select Shares with an exception to Schwab S&P 500 Fund which offers a third class of shares: e.Shares-TM-. Shares of each class represent interests in the same portfolio of investments of the Funds. Transactions in capital shares for the period ended April 30, 1998 were as follows (in thousands):

                                                                                            Schwab S&P 500 Fund
                                                                                -------------------------------------------
                                                                                  Six months ended
                                                                                   April 30, 1998      Year ended October
                                                                                    (Unaudited)             31, 1997
                                                                                --------------------  ---------------------
                                                                                 Shares     Dollars    Shares     Dollars
                                                                                ---------  ---------  ---------  ----------
Investor Shares:
  Sold                                                                             39,378  $ 626,807     68,380  $  894,864
  Reinvested                                                                          583      8,407        193       2,235
  Redeemed                                                                        (14,373)  (225,994)   (25,827)   (345,122)
                                                                                ---------  ---------  ---------  ----------
      Net increase                                                                 25,588  $ 409,220     42,746  $  551,977

e. Shares:
  Sold                                                                              7,855  $ 121,701     14,545  $  184,271
  Reinvested                                                                           96      1,381         38         444
  Redeemed                                                                         (4,714)   (72,833)    (8,636)   (116,137)
                                                                                ---------  ---------  ---------  ----------
      Net increase                                                                  3,237  $  50,249      5,947  $   68,578

Select Shares:
  Sold                                                                             41,023  $ 650,894     39,327  $  556,939
  Reinvested                                                                          338      4,872         --          --
  Redeemed                                                                        (11,311)  (179,466)    (5,116)    (76,675)
                                                                                ---------  ---------  ---------  ----------
      Net increase                                                                 30,050  $ 476,300     34,211  $  480,264

    Total increase from capital share transactions                                 58,875  $ 935,769     82,904  $1,100,819
                                                                                ---------  ---------  ---------  ----------
                                                                                ---------  ---------  ---------  ----------

                                                                        Schwab 1000 Fund-Registered Trademark-
                                                              ----------------------------------------------------------
                                                               Six months ended
                                                                April 30, 1998       Period ended      Year ended August
                                                                 (Unaudited)       October 31, 1997*       31, 1997
                                                              ------------------  -------------------  -----------------
                                                              Shares    Dollars   Shares    Dollars    Shares   Dollars
                                                              -------  ---------  -------  ----------  -------  --------
Investor Shares:
  Sold                                                         22,837  $ 642,206    7,163  $  185,593   44,512  $972,064
  Reinvested                                                      985     25,237       --          --    1,058    21,833
  Redeemed                                                    (12,448)  (349,430)  (4,583)   (118,834) (30,757) (700,480)
                                                              -------  ---------  -------  ----------  -------  --------
      Net increase                                             11,374  $ 318,013    2,580  $   66,759   14,813  $293,417

Select Shares:
  Sold                                                          9,523  $ 269,699    3,281  $   85,253   14,614  $356,648
  Reinvested                                                      170      4,347       --          --       --        --
  Redeemed                                                     (1,635)   (45,527)    (407)    (10,522)    (608)  (15,145)
                                                              -------  ---------  -------  ----------  -------  --------
      Net increase                                              8,058  $ 228,519    2,874  $   74,731   14,006  $341,503

    Total increase from capital share transactions             19,432  $ 546,532    5,454  $  141,490   28,819  $634,920
                                                              -------  ---------  -------  ----------  -------  --------
                                                              -------  ---------  -------  ----------  -------  --------

 * For the period from September 1, 1997 to October 31, 1997
** For the period from September 1, 1996 to August 31, 1997

                                                                                          Schwab Small-Cap Index
                                                                                        Fund-Registered Trademark-
                                                                                -------------------------------------------
                                                                                  Six months ended
                                                                                   April 30, 1998          Year ended
                                                                                    (Unaudited)         October 31, 1997
                                                                                --------------------  ---------------------
                                                                                 Shares     Dollars    Shares     Dollars
                                                                                ---------  ---------  ---------  ----------
Investor Shares:
  Sold                                                                              6,096  $ 112,261     14,644  $  230,161
  Reinvested                                                                           82      1,410         64         901
  Redeemed                                                                         (3,166)   (57,912)    (6,952)   (108,657)
                                                                                ---------  ---------  ---------  ----------
      Net increase                                                                  3,012  $  55,759      7,756  $  122,405

Select Shares:
  Sold                                                                              4,135  $  75,740      5,002  $   84,325
  Reinvested                                                                           20        334         --          --
  Redeemed                                                                         (1,008)   (18,527)      (428)     (7,620)
                                                                                ---------  ---------  ---------  ----------
      Net increase                                                                  3,147  $  57,547      4,574  $   76,705

    Total increase from capital share transactions                                  6,159  $ 113,306     12,330  $  199,110
                                                                                ---------  ---------  ---------  ----------
                                                                                ---------  ---------  ---------  ----------

                                                                                        Schwab International Index
                                                                                        Fund-Registered Trademark-
                                                                                -------------------------------------------
                                                                                  Six months ended
                                                                                   April 30, 1998          Year ended
                                                                                    (Unaudited)         October 31, 1997
                                                                                --------------------  ---------------------
                                                                                 Shares     Dollars    Shares     Dollars
                                                                                ---------  ---------  ---------  ----------
Investor Shares:
  Sold                                                                              4,274  $  60,470     11,009  $  142,547
  Reinvested                                                                          261      3,395        250       3,084
  Redeemed                                                                         (2,624)   (36,514)    (7,556)   (100,709)
                                                                                ---------  ---------  ---------  ----------
      Net increase                                                                  1,911  $  27,351      3,703  $   44,922

Select Shares:
  Sold                                                                              2,216  $  31,439      4,006  $   56,825
  Reinvested                                                                           41        540         --          --
  Redeemed                                                                           (526)    (7,348)      (287)     (4,039)
                                                                                ---------  ---------  ---------  ----------
      Net increase                                                                  1,731  $  24,631      3,719  $   52,786

    Total increase from capital share transactions                                  3,642  $  51,982      7,422  $   97,708
                                                                                ---------  ---------  ---------  ----------
                                                                                ---------  ---------  ---------  ----------

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

THE SCHWABFUNDS FAMILY-REGISTERED TRADEMARK-

The SchwabFunds Family includes a variety of funds to help you meet your investment goals. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 1-800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.

This report must be preceded or accompanied by a current prospectus.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(1)
Schwab MarketTrack Growth Portfolio(1)
Schwab MarketTrack Balanced Portfolio(1)
Schwab MarketTrack Conservative Portfolio(1)
Schwab MarketManager Growth Portfolio(2)
Schwab MarketManager Balanced Portfolio(2)

SCHWAB STOCK FUNDS
Schwab 1000 Fund-Registered Trademark-
Schwab S&P 500 Fund
Schwab Analytics Fund-Registered Trademark-
Schwab Small-Cap Index Fund-Registered Trademark-
Schwab MarketManager Small Cap Portfolio(2)
Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio(2)

SCHWAB BOND FUNDS
Schwab Total Bond Market Index Fund(3)
Schwab Short-Term Bond Market Index Fund(3)
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Fund

SCHWAB MONEY MARKET FUNDS
Schwab offers an array of money market funds(4) that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments-Registered Trademark-.

(1)Formerly the Schwab Asset Director Funds.

(2)Formerly the Schwab OneSource-TM- Portfolios.

(3)Formerly the Schwab Government Bond Funds.

(4)Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

SCHWABFUNDS
FAMILY-R-

101 MONTGOMERY STREET
SAN FRANCISCO, CALIFORNIA 94104


INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

-C-1998 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. CRS 20293 (0598-2346) MKT3562(6/98)